Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	555	559
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,431
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,915	1,950
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,016
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,795	11,466
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	10,621
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	4,750	4,756
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	230	239
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	625	663
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,307
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	855	927
Alabama GO	5.000%	8/1/27	345	366
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/23	1,000	1,004
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	5,000	5,106
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,000	1,042
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	3,737
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	2,500	2,775
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	4,000	4,589
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	11,720	11,930
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	13,055	13,075
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	725	730
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,605	5,694
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,210
	Auburn University College & University Revenue	5.000%	6/1/28	385	402
	Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,580
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	250	259
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	3,595	3,847
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,348
	Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,167
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,284
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	524
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	262
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	261
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,640
[1]	Jefferson County AL Sewer Revenue	5.250%	10/1/48	12,460	12,658
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	4,500	4,742
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	2,490	2,538
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	16,600	17,479
[2]	Jefferson County AL Sewer Revenue, 7.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,225	10,671
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,336
					166,709
Alaska (0.1%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	174
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/52	7,000	7,391
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	14,849
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	15,760	14,858
					37,272
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,136
	Arizona Board of Regents College & University Revenue	5.000%	7/1/40	1,500	1,679
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,201
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,874
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,272
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	394
	Arizona COP, ETM	5.000%	10/1/24	1,125	1,147
	Arizona COP, ETM	5.000%	10/1/25	8,420	8,748
	Arizona COP, ETM	5.000%	10/1/28	2,110	2,336
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	285
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	305
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,015
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	5,000	5,073

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,045
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,408
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	2,849
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	10
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,900	4,120
Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,088
Arizona IDA Charter School Aid Revenue (Jerome Facility Project)	4.000%	7/1/51	4,430	3,708
Arizona IDA Charter School Aid Revenue (Jerome Facility Project)	4.000%	7/1/61	6,000	4,813
Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	9,591
Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,183
Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	796
Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,192
Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,131
Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,130
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,522
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	762
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	366
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,510	1,565
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	577
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	740
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,825
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	12,415	12,658
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	9,967
Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	16,076
Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	4,700	4,694
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,151
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,570	4,843
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	633
Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,500	3,568
Phoenix AZ GO	4.000%	7/1/24	1,865	1,879
Phoenix AZ GO	4.000%	7/1/25	1,225	1,236
Phoenix AZ GO	5.000%	7/1/26	650	687
Phoenix AZ GO	5.000%	7/1/27	9,205	9,751
Phoenix AZ GO, ETM	4.000%	7/1/24	150	151
Phoenix AZ GO, Prere.	4.000%	7/1/24	875	880
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,922
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,236
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	16,606

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	10,000	10,209
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/42	1,000	999
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	1,000	977
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,845	3,902
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	7,250	7,289
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	15,950	16,037
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	5,270	5,235
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,000	1,003
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	7,075	7,016
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	1,903
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	190	199
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	2,649
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	10,000	10,561
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	162
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	1,838
Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/24	90	91
Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/24	250	254
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	1,710	1,722
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	7,270	7,321
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,470	5,847
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	2,685	2,935
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,045	3,257
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,740	4,167
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	4,000	4,622
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	3,028
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	11,110
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	3,865	3,971
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	7,000	7,399
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	21
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	6,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	9,625	9,883
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	15,628
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	1,555	1,627
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,485	7,090
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,126
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	5,415	5,893
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,087
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,082
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	1,997
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	6,870	7,671
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,910
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	13,500	14,935
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	12,500	13,715
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	139
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,023
	University of Arizona College & University Revenue	4.000%	8/1/44	5,310	5,206
					407,061
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	140	138
[3,4]	Springdale AR Sales & Use Tax Revenue	4.125%	8/1/47	2,250	2,206
[3,4]	Springdale AR Sales & Use Tax Revenue	4.125%	8/1/50	2,000	1,934
[3,4]	Springdale AR Sales & Use Tax Revenue	4.250%	8/1/53	3,000	2,930
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	1,200	1,213
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,196
					9,617
California (15.9%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	5,058
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	2,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	508
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	507
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	3,790
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,500	760
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	36,715	18,766
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,000	1,848
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,465
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	95
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,344
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	497
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	512
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	417
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,065	4,146
[2]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	267
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	96
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	244
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,728
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,095	2,278
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,814
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	980
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,525	1,821
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	949
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	5,806
	Antelope Valley Community College District GO	4.000%	8/1/46	10,000	9,882
	Antelope Valley Community College District GO	3.000%	8/1/50	7,000	5,331
[3]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,115
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	1,955	2,023
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	5,856
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,029
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,800	2,674
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	3,650	3,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	5,000	5,069
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,000	5,007
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,030	21,709
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	2,150	2,102
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	12,070	8,949
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	11,250	7,736
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	548
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,443
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	6,840	6,927
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,980	4,067
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.260%	4/1/56	1,000	997
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	1,100	788
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	855
	California Department of Water Resources Water Revenue	5.000%	12/1/23	130	131
	California Department of Water Resources Water Revenue	5.000%	12/1/24	175	179
	California Department of Water Resources Water Revenue	5.000%	12/1/32	3,000	3,517
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,517
	California Department of Water Resources Water Revenue	4.000%	12/1/34	8,075	8,376
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,685	12,887
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	12,804
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	138
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,687
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	225
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,882
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	6,033
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	154
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	12,000	14,192
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,495	4,137
	California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	4,940	4,725
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	23,010	27,278
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	2,090	1,383
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	11,165	13,249
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	123
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,025
	California GO	5.000%	8/1/23	210	210
	California GO	5.000%	8/1/23	125	125
	California GO	5.000%	8/1/23	1,015	1,015

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/23	870	870
California GO	5.000%	8/1/23	100	100
California GO	5.000%	8/1/23	6,520	6,520
California GO	5.000%	9/1/23	145	145
California GO	5.000%	9/1/23	1,140	1,142
California GO	5.000%	9/1/23	1,535	1,537
California GO	5.000%	9/1/23	130	130
California GO	5.000%	9/1/23	23,000	23,033
California GO	5.000%	9/1/23	4,755	4,762
California GO	4.000%	10/1/23	300	300
California GO	5.000%	10/1/23	360	361
California GO	5.000%	10/1/23	2,485	2,492
California GO	4.000%	11/1/23	205	205
California GO	5.000%	11/1/23	865	869
California GO	5.000%	11/1/23	385	387
California GO	5.000%	11/1/23	150	151
California GO	5.000%	12/1/23	315	317
California GO	5.000%	12/1/23	575	579
California GO	5.000%	12/1/23	1,100	1,107
California GO	4.000%	3/1/24	175	176
California GO	5.000%	3/1/24	1,895	1,916
California GO	5.000%	3/1/24	260	263
California GO	5.000%	4/1/24	1,210	1,225
California GO	5.000%	4/1/24	1,900	1,924
California GO	5.000%	4/1/24	1,250	1,266
California GO	5.000%	5/1/24	325	330
California GO	5.000%	8/1/24	5,470	5,576
California GO	5.000%	8/1/24	990	1,009
California GO	5.000%	8/1/24	400	408
California GO	5.000%	8/1/24	2,000	2,039
California GO	5.000%	8/1/24	15	15
California GO	5.000%	8/1/24	775	790
California GO	5.000%	9/1/24	1,010	1,031
California GO	5.000%	9/1/24	2,975	3,037
California GO	5.000%	9/1/24	4,000	4,084
California GO	5.000%	9/1/24	3,000	3,063
California GO	4.000%	10/1/24	2,070	2,093
California GO	5.000%	10/1/24	1,580	1,616
California GO	5.000%	10/1/24	7,375	7,542
California GO	5.000%	10/1/24	100	102
California GO	5.000%	11/1/24	150	154
California GO	5.000%	11/1/24	3,215	3,291
California GO	5.000%	12/1/24	1,250	1,258
California GO	5.000%	12/1/24	6,345	6,385
California GO	5.000%	12/1/24	1,050	1,077
California GO	5.500%	2/1/25	150	155
California GO	5.000%	3/1/25	9,160	9,434
California GO	5.000%	3/1/25	600	618
California GO	5.000%	4/1/25	3,005	3,100
California GO	5.000%	8/1/25	2,380	2,472
California GO	5.000%	8/1/25	2,350	2,441
California GO	5.000%	8/1/25	2,000	2,077
California GO	5.000%	8/1/25	500	519
California GO	5.000%	8/1/25	265	275
California GO	5.000%	9/1/25	7,895	8,216
California GO	5.000%	9/1/25	710	739
California GO	5.000%	9/1/25	6,310	6,567
California GO	5.000%	9/1/25	2,000	2,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/25	100	104
	California GO	5.000%	9/1/25	4,430	4,610
	California GO	5.000%	9/1/25	2,500	2,602
	California GO	5.000%	10/1/25	1,110	1,132
	California GO	5.000%	10/1/25	735	750
	California GO	5.000%	10/1/25	7,810	8,142
	California GO	5.000%	10/1/25	5,000	5,213
	California GO	5.000%	10/1/25	860	897
	California GO	5.000%	10/1/25	3,950	4,118
	California GO	5.000%	10/1/25	4,650	4,848
	California GO	4.000%	11/1/25	1,240	1,267
	California GO	5.000%	11/1/25	4,330	4,522
	California GO	5.000%	11/1/25	7,135	7,452
	California GO	5.000%	11/1/25	8,360	8,731
	California GO	5.000%	11/1/25	485	487
	California GO	5.000%	12/1/25	6,115	6,398
	California GO	3.000%	3/1/26	2,875	2,872
	California GO	5.000%	3/1/26	15,465	15,940
	California GO	5.000%	3/1/26	980	1,010
	California GO	5.000%	4/1/26	3,780	3,981
	California GO	5.000%	4/1/26	11,365	11,968
	California GO	4.000%	8/1/26	400	413
	California GO	5.000%	8/1/26	1,100	1,167
	California GO	5.000%	8/1/26	21,845	23,180
	California GO	5.000%	8/1/26	900	927
	California GO	5.000%	8/1/26	1,800	1,872
	California GO	5.000%	8/1/26	5,305	5,629
	California GO	5.000%	8/1/26	100	106
	California GO	4.000%	9/1/26	1,985	2,052
	California GO	5.000%	9/1/26	5,000	5,315
	California GO	5.000%	9/1/26	2,680	2,792
	California GO	5.000%	9/1/26	60	64
	California GO	5.000%	9/1/26	1,425	1,515
	California GO	5.000%	9/1/26	2,180	2,317
	California GO	5.000%	10/1/26	455	464
	California GO	5.000%	10/1/26	2,730	2,907
	California GO	5.000%	10/1/26	100	102
	California GO	5.000%	10/1/26	1,735	1,848
	California GO	5.000%	10/1/26	1,750	1,864
	California GO	5.000%	10/1/26	2,000	2,130
	California GO	5.000%	11/1/26	2,070	2,209
	California GO	5.000%	11/1/26	12,075	12,884
	California GO	5.000%	11/1/26	100	102
	California GO	5.000%	11/1/26	1,960	2,091
	California GO	5.000%	12/1/26	1,005	1,074
[7]	California GO	5.000%	2/1/27	3,990	4,281
	California GO	5.000%	3/1/27	5,960	6,154
	California GO	5.000%	3/1/27	3,090	3,191
	California GO	5.000%	4/1/27	5,415	5,834
	California GO	5.000%	4/1/27	1,820	1,961
	California GO	5.000%	8/1/27	2,715	2,889
	California GO	5.000%	8/1/27	5,860	6,235
	California GO	5.000%	8/1/27	2,490	2,595
	California GO	5.000%	8/1/27	4,320	4,457
	California GO	5.000%	8/1/27	7,310	7,935
	California GO	5.000%	9/1/27	325	325
	California GO	5.000%	9/1/27	3,330	3,550
	California GO	5.000%	9/1/27	2,175	2,318

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/27	1,180	1,283
California GO	4.000%	10/1/27	11,175	11,715
California GO	5.000%	10/1/27	10,170	10,383
California GO	5.000%	10/1/27	1,170	1,275
California GO	5.000%	10/1/27	1,585	1,676
California GO	5.000%	10/1/27	6,100	6,645
California GO	5.000%	10/1/27	5,000	5,447
California GO	5.000%	11/1/27	1,500	1,506
California GO	5.000%	11/1/27	2,235	2,439
California GO	5.000%	11/1/27	2,025	2,210
California GO	5.000%	11/1/27	3,730	4,071
California GO	5.000%	11/1/27	1,185	1,293
California GO	5.000%	12/1/27	7,795	8,523
California GO	3.000%	3/1/28	4,370	4,392
California GO	5.000%	3/1/28	3,395	3,507
California GO	5.000%	4/1/28	13,670	15,070
California GO	5.000%	4/1/28	4,380	4,829
California GO	5.000%	8/1/28	6,250	6,656
California GO	5.000%	8/1/28	9,255	9,856
California GO	5.000%	8/1/28	6,225	6,774
California GO	5.000%	8/1/28	620	646
California GO	5.000%	8/1/28	430	468
California GO	5.000%	8/1/28	7,595	8,403
California GO	4.000%	9/1/28	200	206
California GO	4.000%	9/1/28	5	5
California GO	5.000%	9/1/28	1,050	1,051
California GO	5.000%	9/1/28	1,550	1,653
California GO	5.000%	9/1/28	2,845	2,970
California GO	5.000%	9/1/28	1,270	1,407
California GO	5.000%	9/1/28	1,150	1,227
California GO	5.000%	10/1/28	1,000	1,021
California GO	5.000%	10/1/28	930	950
California GO	5.000%	10/1/28	5,060	5,617
California GO	5.000%	10/1/28	22,215	24,661
California GO	5.000%	10/1/28	2,000	2,220
California GO	5.000%	11/1/28	1,730	1,924
California GO	5.000%	11/1/28	31,900	35,474
California GO	5.000%	12/1/28	14,350	15,985
California GO	5.000%	2/1/29	25	25
California GO	5.000%	4/1/29	1,000	1,127
California GO	5.000%	4/1/29	2,305	2,597
California GO	5.000%	5/1/29	8,145	8,256
California GO	5.000%	8/1/29	7,660	8,171
California GO	5.000%	8/1/29	190	207
California GO	5.000%	8/1/29	655	683
California GO	5.000%	8/1/29	225	240
California GO	5.000%	8/1/29	1,730	1,787
California GO	5.000%	8/1/29	2,755	3,063
California GO	3.000%	9/1/29	105	105
California GO	4.000%	9/1/29	3,215	3,455
California GO	5.000%	9/1/29	550	588
California GO	5.000%	9/1/29	2,075	2,217
California GO	5.000%	9/1/29	1,105	1,252
California GO	5.250%	9/1/29	10,000	10,015
California GO	5.000%	10/1/29	250	255
California GO	5.000%	10/1/29	14,625	16,597
California GO	5.000%	10/1/29	8,595	9,107
California GO	5.000%	10/1/29	2,980	3,324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/29	5,780	6,559
California GO	5.000%	10/1/29	10,000	11,348
California GO	5.000%	10/1/29	5,000	5,674
California GO	4.000%	11/1/29	15,480	16,669
California GO	5.000%	11/1/29	2,500	2,509
California GO	5.000%	11/1/29	22,940	26,074
California GO	5.000%	11/1/29	12,065	13,713
California GO	5.000%	11/1/29	12,345	13,511
California GO	5.000%	11/1/29	2,530	2,876
California GO	5.000%	11/1/29	3,575	4,063
California GO	5.000%	12/1/29	100	101
California GO	5.000%	12/1/29	1,785	2,032
California GO	5.000%	3/1/30	4,450	4,590
California GO	5.000%	3/1/30	2,175	2,489
California GO	5.000%	4/1/30	1,085	1,247
California GO	5.000%	4/1/30	4,795	5,509
California GO	5.000%	8/1/30	7,940	8,470
California GO	5.000%	8/1/30	12,640	13,746
California GO	5.000%	8/1/30	50	52
California GO	5.000%	8/1/30	2,650	2,755
California GO	5.000%	8/1/30	1,600	1,740
California GO	5.000%	8/1/30	5,135	5,715
California GO	5.000%	9/1/30	2,450	2,618
California GO	5.000%	9/1/30	5,520	5,899
California GO	5.000%	9/1/30	10,200	10,622
California GO	5.000%	10/1/30	340	347
California GO	5.000%	10/1/30	10,350	11,765
California GO	5.000%	10/1/30	5,325	5,945
California GO	5.000%	10/1/30	12,755	14,757
California GO	5.000%	10/1/30	6,785	7,850
California GO	5.000%	11/1/30	1,780	1,787
California GO	5.000%	11/1/30	3,375	3,688
California GO	5.000%	11/1/30	30,530	35,374
California GO	5.000%	11/1/30	4,840	5,608
California GO	5.000%	12/1/30	950	955
California GO	5.000%	12/1/30	3,235	3,754
California GO	5.000%	3/1/31	1,010	1,159
California GO	5.000%	4/1/31	1,405	1,644
California GO	5.000%	4/1/31	4,310	5,043
California GO	5.000%	4/1/31	1,050	1,181
California GO	5.000%	5/1/31	2,220	2,251
California GO	4.000%	8/1/31	1,000	1,031
California GO	5.000%	8/1/31	965	983
California GO	5.000%	8/1/31	4,815	4,960
California GO	3.250%	9/1/31	115	115
California GO	4.000%	9/1/31	7,090	7,314
California GO	5.000%	9/1/31	2,200	2,351
California GO	5.000%	9/1/31	610	611
California GO	5.000%	9/1/31	4,975	5,317
California GO	5.000%	10/1/31	340	347
California GO	5.000%	10/1/31	11,865	13,468
California GO	5.000%	10/1/31	9,985	11,783
California GO	5.000%	10/1/31	7,250	8,556
California GO	5.000%	11/1/31	145	146
California GO	5.000%	11/1/31	400	437
California GO	5.000%	11/1/31	500	546
California GO	5.000%	11/1/31	2,000	2,322
California GO	5.000%	11/1/31	5,500	6,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/31	1,700	1,973
	California GO	5.000%	11/1/31	7,000	8,271
	California GO	5.000%	12/1/31	3,195	3,780
	California GO	5.000%	12/1/31	1,000	1,063
	California GO	5.000%	3/1/32	4,180	4,797
	California GO	5.000%	4/1/32	9,130	10,834
	California GO	5.000%	4/1/32	2,585	3,068
	California GO	5.000%	4/1/32	2,445	2,746
	California GO	5.000%	5/1/32	50	51
	California GO	4.000%	8/1/32	8,250	8,493
	California GO	5.000%	8/1/32	2,340	2,383
	California GO	5.000%	8/1/32	250	257
	California GO	5.000%	8/1/32	1,035	1,074
	California GO	5.000%	8/1/32	1,295	1,381
[1]	California GO	5.250%	8/1/32	31,190	37,376
	California GO	5.250%	8/1/32	1,000	1,045
	California GO	4.000%	9/1/32	13,485	13,895
	California GO	4.000%	9/1/32	7,535	7,764
	California GO	5.000%	9/1/32	2,460	2,628
	California GO	5.000%	9/1/32	3,260	3,387
	California GO	5.000%	9/1/32	3,430	3,664
	California GO	5.000%	9/1/32	9,290	11,093
	California GO	5.000%	10/1/32	7,195	7,347
	California GO	5.000%	10/1/32	16,250	18,970
	California GO	5.000%	10/1/32	9,245	10,884
	California GO	5.000%	11/1/32	1,475	1,480
	California GO	5.000%	11/1/32	1,285	1,402
	California GO	5.000%	11/1/32	11,010	12,293
	California GO	5.000%	11/1/32	500	546
	California GO	5.000%	3/1/33	1,185	1,219
	California GO	5.000%	3/1/33	5,000	5,724
	California GO	5.000%	3/1/33	1,035	1,185
	California GO	5.000%	3/1/33	2,500	2,862
	California GO	5.000%	4/1/33	6,100	6,845
	California GO	5.000%	4/1/33	7,630	7,723
	California GO	5.000%	4/1/33	1,000	1,186
	California GO	5.000%	4/1/33	3,750	4,517
	California GO	5.000%	8/1/33	8,730	9,303
	California GO	5.000%	8/1/33	1,400	1,426
	California GO	5.000%	8/1/33	13,065	13,415
	California GO	5.000%	8/1/33	5,835	6,042
	California GO	5.000%	8/1/33	2,285	2,481
	California GO	3.000%	9/1/33	1,370	1,350
	California GO	3.375%	9/1/33	270	270
	California GO	4.000%	9/1/33	500	515
	California GO	4.000%	9/1/33	575	592
	California GO	5.000%	9/1/33	1,000	1,001
	California GO	5.000%	9/1/33	1,355	1,446
	California GO	5.000%	9/1/33	1,000	1,193
	California GO	5.000%	10/1/33	7,350	7,505
	California GO	5.000%	10/1/33	2,720	2,753
	California GO	5.000%	10/1/33	5,405	6,506
	California GO	4.000%	11/1/33	7,190	7,477
	California GO	5.000%	11/1/33	350	405
	California GO	4.000%	8/1/34	420	425
	California GO	5.000%	8/1/34	1,730	1,791
	California GO	5.000%	8/1/34	10,485	11,154
	California GO	4.000%	9/1/34	615	632

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/34	250	257
California GO	5.000%	9/1/34	8,390	8,937
California GO	5.000%	9/1/34	1,225	1,270
California GO	5.000%	9/1/34	3,185	3,393
California GO	5.000%	9/1/34	500	594
California GO	3.000%	10/1/34	4,130	4,037
California GO	4.000%	10/1/34	5,720	6,015
California GO	4.000%	10/1/34	6,615	7,092
California GO	4.000%	11/1/34	3,275	3,393
California GO	4.000%	11/1/34	1,820	1,945
California GO	5.000%	11/1/34	1,670	1,924
California GO	5.000%	12/1/34	3,570	3,781
California GO	5.000%	12/1/34	11,625	13,402
California GO	5.000%	3/1/35	25,815	29,392
California GO	5.000%	3/1/35	2,020	2,300
California GO	5.000%	4/1/35	15,345	15,519
California GO	5.000%	4/1/35	3,530	4,154
California GO	5.000%	4/1/35	9,685	10,703
California GO	5.000%	8/1/35	965	1,023
California GO	5.000%	8/1/35	1,570	1,596
California GO	5.000%	8/1/35	5,000	5,174
California GO	5.000%	8/1/35	1,540	1,663
California GO	4.000%	9/1/35	7,470	7,634
California GO	4.000%	9/1/35	5,105	5,217
California GO	5.000%	9/1/35	5,275	5,599
California GO	5.000%	9/1/35	3,340	3,545
California GO	5.000%	9/1/35	1,995	2,353
California GO	5.000%	9/1/35	7,760	9,154
California GO	3.000%	10/1/35	1,410	1,342
California GO	5.000%	10/1/35	1,190	1,253
California GO	5.000%	10/1/35	5,000	5,943
California GO	4.000%	11/1/35	2,085	2,203
California GO	5.000%	11/1/35	1,155	1,251
California GO	3.750%	12/1/35	70	69
California GO	5.000%	12/1/35	11,865	13,596
California GO	4.000%	3/1/36	7,000	7,311
California GO	5.000%	3/1/36	1,000	1,129
California GO	5.000%	4/1/36	7,900	8,772
California GO	5.000%	8/1/36	9,030	9,889
California GO	5.000%	8/1/36	5,890	6,340
California GO	4.000%	9/1/36	250	254
California GO	5.000%	9/1/36	555	587
California GO	5.000%	9/1/36	2,175	2,552
California GO	5.000%	9/1/36	2,165	2,541
California GO	3.000%	10/1/36	800	736
California GO	4.000%	10/1/36	1,155	1,199
California GO	4.000%	10/1/36	5,940	6,209
California GO	5.000%	10/1/36	6,000	7,093
California GO	5.000%	11/1/36	6,600	7,245
California GO	5.000%	11/1/36	4,000	4,536
California GO	5.000%	12/1/36	405	460
California GO	5.000%	4/1/37	11,805	11,918
California GO	5.000%	4/1/37	1,265	1,397
California GO	5.000%	8/1/37	5,595	5,889
California GO	4.000%	9/1/37	365	365
California GO	4.000%	9/1/37	850	860
California GO	3.000%	10/1/37	6,155	5,524
California GO	4.000%	10/1/37	4,000	4,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/37	110	112
	California GO	5.000%	10/1/37	3,910	4,471
	California GO	5.000%	11/1/37	22,705	24,824
	California GO	5.000%	11/1/37	2,365	2,543
	California GO	4.000%	3/1/38	8,400	8,644
	California GO	5.000%	4/1/38	5,480	6,021
	California GO	5.000%	4/1/38	150	151
	California GO	4.000%	8/1/38	885	893
	California GO	5.000%	8/1/38	1,565	1,644
	California GO	5.000%	9/1/39	4,870	5,586
	California GO	4.000%	10/1/39	7,805	7,946
	California GO	4.000%	10/1/39	6,400	6,438
	California GO	5.000%	10/1/39	5,790	5,877
	California GO	5.000%	10/1/39	5,685	5,931
	California GO	5.000%	10/1/39	3,475	3,833
	California GO	5.000%	10/1/39	1,000	1,155
	California GO	5.000%	11/1/39	17,480	19,009
	California GO	4.000%	3/1/40	9,190	9,392
	California GO	5.000%	9/1/41	2,355	2,642
	California GO	5.000%	10/1/41	4,200	4,688
	California GO	4.000%	11/1/41	700	702
	California GO	5.000%	4/1/42	11,410	12,177
	California GO	5.000%	4/1/42	4,145	4,649
	California GO	4.000%	9/1/42	1,690	1,721
	California GO	5.000%	9/1/42	12,310	13,869
	California GO	4.000%	10/1/42	2,300	2,343
	California GO	5.000%	10/1/42	23,800	25,926
	California GO	5.000%	10/1/42	16,370	18,556
	California GO	5.000%	11/1/42	5,765	6,506
	California GO	2.250%	11/1/43	210	150
	California GO	4.875%	11/1/43	265	266
	California GO	4.500%	12/1/43	825	826
	California GO	5.000%	12/1/43	5,940	5,964
	California GO	5.000%	5/1/44	1,000	1,009
	California GO	4.000%	10/1/44	5,220	5,226
	California GO	4.000%	11/1/44	220	219
	California GO	5.000%	3/1/45	3,600	3,691
	California GO	3.250%	4/1/45	5,000	4,316
	California GO	5.000%	9/1/45	11,560	12,120
	California GO	5.000%	10/1/45	9,000	10,128
	California GO	5.250%	10/1/45	10,250	11,744
	California GO	4.000%	11/1/45	11,300	11,235
	California GO	4.000%	3/1/46	3,000	3,014
	California GO	3.000%	9/1/46	360	291
	California GO	5.000%	9/1/46	500	524
	California GO	2.375%	10/1/46	3,000	2,084
	California GO	5.250%	9/1/47	12,725	14,482
	California GO	5.000%	10/1/47	6,885	7,166
	California GO	5.000%	11/1/47	16,600	17,665
	California GO	5.000%	4/1/49	3,475	3,737
	California GO	3.000%	10/1/49	2,075	1,627
	California GO	2.500%	3/1/50	1,000	681
	California GO	4.000%	3/1/50	3,000	2,997
	California GO	4.000%	10/1/50	5,000	4,984
	California GO	5.250%	10/1/50	18,475	21,002
[3]	California GO	3.000%	11/1/50	4,000	3,133
	California GO	4.000%	11/1/50	11,900	11,684
	California GO	3.000%	4/1/52	10,815	8,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.250%	9/1/52	4,485	4,550
	California GO	5.000%	9/1/52	2,620	2,890
	California GO, Prere.	4.500%	12/1/23	80	80
	California GO, Prere.	5.000%	12/1/23	590	593
	California GO, Prere.	5.000%	10/1/35	60	63
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,631
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	52
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,090	1,156
[8]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,455	1,512
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	117
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,524
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,000	5,486
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	1,895	2,022
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	4,175
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,412
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	5,000	5,019
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	738
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	301
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	105
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	221
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,425
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,671
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	9,950	10,543
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	3,937
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	651
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,592
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	8/1/44	1,500	1,613
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,169
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,716
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,621
	California State Public Works Board College & University Revenue, Prere. (California State University Project)	5.000%	9/1/23	75	75
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,535
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	715	717
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,046
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,015	1,029
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,096
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,083
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,572
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,119
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	474
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	320
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,428
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	1,315	1,400
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	657
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,000	6,572
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	375	388
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,095	1,213
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	112
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,500	2,722
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,905	2,156
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	244
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	545
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,771
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/30	10,875	11,072
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	133
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,765	4,426
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,350
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,085

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,349
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,752
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,756
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	16,164
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	15,889
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	6,490	6,471
California State Public Works Board Lease (Abatement) Revenue (Vaious Capital Project)	5.000%	12/1/26	2,100	2,245
California State Public Works Board Lease (Abatement) Revenue (Vaious Capital Project)	5.000%	12/1/27	1,500	1,639
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	5/1/25	1,000	1,034
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/46	3,965	3,922
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/23	4,900	4,932
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	1,900	1,947
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	3,033
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	111
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	301
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,160	1,293
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	151
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	10,000	10,280
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	1,965	1,975
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,368
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	23,860	23,938
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	130
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	51
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	52
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	64
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	217
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	1,980
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	1,130	1,245
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	5.000%	11/1/46	3,000	3,306
California State University College & University Revenue	5.000%	11/1/23	100	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/23	100	100
California State University College & University Revenue	5.000%	11/1/25	1,915	2,007
California State University College & University Revenue	5.000%	11/1/26	170	178
California State University College & University Revenue	3.375%	11/1/29	4,055	4,059
California State University College & University Revenue	5.000%	11/1/30	100	106
California State University College & University Revenue	5.000%	11/1/30	6,000	6,290
California State University College & University Revenue	5.000%	11/1/31	13,590	14,217
California State University College & University Revenue	5.000%	11/1/31	1,465	1,554
California State University College & University Revenue	5.000%	11/1/32	4,560	4,762
California State University College & University Revenue	5.000%	11/1/32	8,175	8,676
California State University College & University Revenue	4.000%	11/1/34	125	128
California State University College & University Revenue	4.000%	11/1/34	8,585	8,735
California State University College & University Revenue	5.000%	11/1/34	105	114
California State University College & University Revenue	4.000%	11/1/35	2,150	2,188
California State University College & University Revenue	5.000%	11/1/35	375	404
California State University College & University Revenue	3.125%	11/1/36	535	500
California State University College & University Revenue	5.000%	11/1/36	1,175	1,259
California State University College & University Revenue	4.000%	11/1/37	375	378
California State University College & University Revenue	5.000%	11/1/37	180	187
California State University College & University Revenue	5.000%	11/1/37	110	117
California State University College & University Revenue	4.000%	11/1/38	3,940	3,956
California State University College & University Revenue	5.000%	11/1/38	3,285	3,409
California State University College & University Revenue	5.000%	11/1/41	2,000	2,089
California State University College & University Revenue	5.000%	11/1/42	10,210	10,787
California State University College & University Revenue	4.000%	11/1/43	8,250	8,225
California State University College & University Revenue	5.000%	11/1/43	2,160	2,237
California State University College & University Revenue	5.000%	11/1/43	4,145	4,471
California State University College & University Revenue	5.000%	11/1/47	675	710
California State University College & University Revenue	5.000%	11/1/47	4,980	5,145
California State University College & University Revenue	5.000%	11/1/48	2,500	2,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California State University College & University Revenue	5.250%	11/1/48	2,500	2,842
	California State University College & University Revenue	5.000%	11/1/49	1,750	1,880
[4]	California State University College & University Revenue	5.250%	11/1/53	3,500	3,955
	California State University College & University Revenue PUT	4.000%	11/1/23	1,875	1,874
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,221
[4]	California State University College & University Revenue PUT	3.125%	11/1/26	1,750	1,743
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	15
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	15
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	707
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	287
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	133
	California State University College & University Revenue, Prere.	5.000%	11/1/24	890	911
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	154
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	102
	California State University College & University Revenue, Prere.	5.000%	11/1/24	635	650
	California State University College & University Revenue, Prere.	5.000%	11/1/24	13,390	13,710
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,809
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	41
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,109
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,000	3,995
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	412
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,669
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	293
	Chabot-Las Positas Community College District GO	5.000%	8/1/24	1,000	1,019
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	3,500	3,574
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,017
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	111
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,252
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,759
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	13,573
[1]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	4,150
	Chino Valley Unified School District GO	5.000%	8/1/55	15,260	16,327
	Clovis Unified School District GO	4.000%	8/1/40	65	65
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,238
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	66
	Clovis Unified School District, Prere. GO	4.000%	8/1/25	20	20
	Coast Community College District GO	0.000%	8/1/41	10,210	4,688
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	125
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,025
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,710	2,819
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	428
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	180
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,430	1,487
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	337
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,725	3,726
	Corona-Norco Unified School District GO	4.000%	8/1/49	1,965	1,932
	Cupertino Union School District GO	4.000%	8/1/40	11,090	11,145
	Cypress School District GO	0.000%	8/1/40	250	115
	Desert Community College District GO	4.000%	8/1/39	1,350	1,364
	Desert Community College District GO	4.000%	8/1/51	4,890	4,800
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,902
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	15,000	15,579
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	365
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	100	109
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	94
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	130	142
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,676
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	1,280	1,298
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	3,500	3,820
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,141
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,190
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	550
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,972
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	119
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,326
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	155
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,830
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	147
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	275
	El Monte Union High School District GO	0.000%	6/1/44	3,100	1,251
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,218
	El Monte Union High School District GO	0.000%	6/1/46	2,765	1,011
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,878
[5,8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,168
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	397
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	699
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,899
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,898
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	20,758
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,330
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,385
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/24	5,000	4,935
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	186
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,090	965
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,629
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	27,815	28,178
	Foster City CA GO	2.250%	8/1/50	1,000	655
	Fremont Union High School District GO	4.000%	8/1/40	725	725
	Fremont Union High School District GO	4.000%	8/1/44	15,000	14,895
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,350
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	454
	Fresno Unified School District GO	4.000%	8/1/41	500	502
[3]	Fresno Unified School District GO	3.000%	8/1/51	3,960	3,044
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,929
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	870	870
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	275	275
	Glendale Community College District GO	0.000%	8/1/44	4,320	1,747
	Glendale Community College District GO	4.000%	8/1/50	8,295	8,115
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,560
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	475
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,493
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,960
[3]	Hayward Unified School District GO	4.000%	8/1/46	2,005	1,981
[3]	Hayward Unified School District GO	4.000%	8/1/48	5,885	5,750
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,060
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	504
[5]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,413
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	1,130	1,176
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/44	5,000	5,031
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,231
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,214
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	10,290	10,186
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,782
	Kern Community College District GO	3.000%	8/1/46	2,440	1,907
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,901
	Long Beach Unified School District GO	0.000%	8/1/32	100	70
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,393
	Long Beach Unified School District GO	4.000%	8/1/45	350	346
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	190
	Los Angeles CA Community College District GO	5.000%	8/1/23	515	515
	Los Angeles CA Community College District GO	5.000%	8/1/24	400	408
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,600	1,631
	Los Angeles CA Community College District GO	4.000%	8/1/34	1,500	1,548
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	106
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,015
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,486
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	15,066
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,088
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,536
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	328
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	217
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,834
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	280
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	370	377
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,218
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,536
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,410	5,512
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	698
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,614
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,405
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,326
	Los Angeles CA Unified School District GO	5.000%	7/1/24	400	407
	Los Angeles CA Unified School District GO	5.000%	7/1/24	200	204
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,748
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,089
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,090
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,115	1,159

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/25	995	1,034
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,733
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	151
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,130	9,714
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	20,339
Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,852
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,660
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	279
Los Angeles CA Unified School District GO	5.000%	7/1/28	27,620	28,068
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	386
Los Angeles CA Unified School District GO	5.000%	7/1/29	11,350	11,532
Los Angeles CA Unified School District GO	5.000%	7/1/30	345	369
Los Angeles CA Unified School District GO	5.000%	7/1/30	15,000	15,242
Los Angeles CA Unified School District GO	5.000%	7/1/30	400	442
Los Angeles CA Unified School District GO	3.000%	7/1/31	2,660	2,586
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	936
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	963
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,713
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,117
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,154
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,071
Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,177
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,055
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,249
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,166
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,164
Los Angeles CA Unified School District GO	5.250%	7/1/42	35,030	37,920
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,050	1,509
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	641
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,416
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,242
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	256
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,338
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,351
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,269
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	190	211
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,181
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,755	2,932
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	2,676
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,165	2,505
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	3,929
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,079
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	14,135
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	650	746

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	10,000	10,512
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,138
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	209
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,175	1,326
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,000	1,051
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,340
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,065	1,142
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	6,060
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,005
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	9,815	10,543
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,135	1,157
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,667
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,000	3,055
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,441
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	3,910	4,042
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	6,958
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,000	3,106
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	1,910
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	394
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	138
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,148
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,045	4,680
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,190
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,665	5,328
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,155	1,195
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,077
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,070	1,133
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,600	2,825
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	9,255	9,157
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	2,000	2,136

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,945	6,145
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,043
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	720	766
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,500	8,527
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	432
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	245	281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,802
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,260
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	130	148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	245	279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	605	672
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,560	4,004
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	5,115
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,000	1,122
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,475
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,030	5,611
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	8,350
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,474
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	2,017
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,475
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	8,850	9,749
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	6,084
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	6,463
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	5,700	6,187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,095	6,587
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,000	7,598
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,815	5,264
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	221
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	102
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	153
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,125
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,582
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	131
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,023
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,675	1,702
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,031
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,579
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,516
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	939
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,354
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	257
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,514
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,067
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	276
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	17,080	18,112
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,048
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,191
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,074
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	9,585	9,677
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	8,455	8,869
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,593
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,682
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,349
Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/47	8,500	9,390
Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/52	13,275	14,535
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,490
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,316
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,526
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,822
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,985	6,624
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,470	1,627
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,800	4,014
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,150	1,231
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10,000	11,211
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	5,802
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	394
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	15,680	17,243
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,445	3,666
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,885	3,826
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	9,400	10,574
	Los Angeles Department of Water Revenue	5.000%	7/1/50	4,185	4,513
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,655	2,716
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	167
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	675	723
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	155	166
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	2,822
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	251
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,447
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	917
	Los Angeles Unified School District GO	5.000%	7/1/26	1,470	1,564
	Los Angeles Unified School District GO	5.000%	7/1/28	2,330	2,486
	Los Angeles Unified School District GO	5.250%	7/1/47	7,750	8,740
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,244
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,499
[5]	Madera Unified School District GO	0.000%	8/1/31	3,475	2,625
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,076
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	185
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	6,500	6,602
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,000	1,186
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,099
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,414
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	13,870	14,413
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	100	104
[5]	Moreno Valley Unified School District GO	0.000%	8/1/25	4,025	3,749
	Mount San Antonio Community College District GO	0.000%	8/1/45	5,670	2,165
	Mount San Antonio Community College District GO	4.000%	8/1/49	9,120	8,908
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	138
	Mount San Jacinto Community College District GO	4.000%	8/1/43	7,330	7,339
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	2,000	1,994
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	226
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	330
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	208
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	251
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	398
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	528
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	274
	Oakland CA GO	3.000%	1/15/50	6,225	4,898
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,020
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	124
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,685	5,677
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	590	613
[1]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,770
	Orange County Water District COP	2.000%	8/15/23	2,765	2,763
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	88
	Paramount Unified School District GO	0.000%	8/1/42	3,000	1,252
	Pasadena Area Community College District COP (Sarafian Building Project)	4.000%	8/1/51	13,780	13,781
	Pasadena Unified School District GO	5.000%	8/1/26	10	11
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/51	1,400	1,527
	Peralta Community College District GO	4.000%	8/1/39	350	344
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,115	1,133
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	157
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	7,370
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	2,941
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,050	1,120
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	379
	Poway Unified School District GO	0.000%	8/1/32	130	96
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,529
	Poway Unified School District GO	0.000%	8/1/36	1,000	617
	Poway Unified School District GO	0.000%	8/1/40	10,650	5,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District GO	0.000%	8/1/46	7,250	2,541
	Rio Hondo Community College District GO	0.000%	8/1/43	5,000	1,949
	Rio Hondo Community College District GO	0.000%	8/1/44	5,000	1,844
	Rio Hondo Community College District GO	0.000%	8/1/45	5,000	1,749
	Rio Hondo Community College District GO	0.000%	8/1/46	5,000	1,651
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,147
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	330
	Riverside Community College District GO	3.000%	8/1/37	2,010	1,833
	Riverside Community College District GO, Prere.	5.000%	8/1/24	230	234
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	31
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,535	2,663
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,561
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	555	547
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,088
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,009
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,842
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	4,867
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	1,280	1,403
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,868
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	6,710	7,029
[1]	Sacramento CA City Unified School District GO	0.000%	7/1/30	6,515	5,076
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	547
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,296
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,500
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	426
[7]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	570	646
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	398
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,301
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	545
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,000	5,564
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	2,778
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	170
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,199
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	5,226
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	1,900
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,110	7,480
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,205	1,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,265	1,382
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,005
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,905	7,066
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,567
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	355	329
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,412
	San Diego CA Unified School District GO	5.000%	7/1/26	150	156
	San Diego CA Unified School District GO	4.000%	7/1/29	1,100	1,136
	San Diego CA Unified School District GO	0.000%	7/1/30	1,000	811
	San Diego CA Unified School District GO	0.000%	7/1/31	170	133
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	996
	San Diego CA Unified School District GO	4.000%	7/1/32	500	515
	San Diego CA Unified School District GO	4.000%	7/1/33	250	257
	San Diego CA Unified School District GO	0.000%	7/1/35	295	184
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	669
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,201
	San Diego CA Unified School District GO	0.000%	7/1/36	340	216
	San Diego CA Unified School District GO	0.000%	7/1/36	895	568
	San Diego CA Unified School District GO	0.000%	7/1/37	1,375	828
	San Diego CA Unified School District GO	0.000%	7/1/38	170	97
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	865
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,559
	San Diego CA Unified School District GO	3.125%	7/1/42	2,620	2,252
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	531
	San Diego CA Unified School District GO	0.000%	7/1/45	775	316
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,232
	San Diego CA Unified School District GO	2.250%	7/1/45	100	68
	San Diego CA Unified School District GO	4.000%	7/1/45	545	537
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,094
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,214
	San Diego CA Unified School District GO	4.000%	7/1/47	7,720	7,565
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	8,262
	San Diego CA Unified School District GO	3.250%	7/1/48	10,000	8,312
	San Diego CA Unified School District GO	0.000%	7/1/49	735	248
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	3,868
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	184
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,795	1,323
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,250	14,042
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,090
	San Diego Community College District GO	5.000%	8/1/27	3,985	4,249
	San Diego Community College District GO	5.000%	8/1/28	100	107
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,370	1,370
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	233
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,310	1,397
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,975	2,106
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	1,814
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	247
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,708
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	21,193
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	470
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	582
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	8,100	8,895
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,075	1,167
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	5,400	5,824
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,130	2,131
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,541
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,175	2,359
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/48	1,250	1,424
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	6,000	6,591
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	1,000	990
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	2,500	2,452
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,000	4,527
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	404
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	102
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	213
	San Diego Unified School District GO	5.000%	7/1/24	1,360	1,383
	San Diego Unified School District GO	5.000%	7/1/24	1,955	1,988
	San Diego Unified School District GO	0.000%	7/1/31	1,040	816
	San Diego Unified School District GO	4.000%	7/1/46	4,575	4,523
	San Diego Unified School District GO	4.250%	7/1/52	3,000	3,023
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,300
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	518
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,135	7,212
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,527
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	2,992
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,520
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	675	714
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,000	752
[3]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	4,836
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,091
	San Francisco CA City & County COP	5.000%	4/1/28	500	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County COP	4.000%	4/1/45	405	401
	San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,093
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,135
	San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,548
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,516
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	110	118
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,010	1,085
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,200	1,249
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,440	1,545
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,088
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	7,530	8,240
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,361
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	101
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,000	1,031
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,365	1,372
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,290	1,271
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/31	3,000	3,546
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/32	1,390	1,526
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/32	3,000	3,601
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/33	3,000	3,638
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/34	3,000	3,622
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/35	3,000	3,600
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/36	3,000	3,571
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/37	3,000	3,548
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	4.000%	11/1/39	1,500	1,549
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	4.000%	11/1/40	1,000	1,028
[4]	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	4.000%	11/1/41	1,000	1,024
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	466
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	162
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,231
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,695	1,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,515	1,684
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	2,600	2,853
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,798
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	11,038
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,000	1,058
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	18,639
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,400	2,400
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	5,900	6,230
	San Francisco Community College District GO	4.000%	6/15/45	550	535
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	9,835
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,161
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	205
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	165	173
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	14,129
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	564	535
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	196
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	109
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	88
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,660
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	305	314
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	20,000	20,579
	San Jose CA GO	5.000%	9/1/45	10,000	10,785
	San Jose CA GO	5.000%	9/1/47	10,820	11,639
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	13,435	13,587
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	1,000	1,116
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,800	5,199
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	166
	San Juan Unified School District GO	4.000%	8/1/46	2,780	2,785
	San Marcos Unified School District GO	0.000%	8/1/32	150	112
	San Marcos Unified School District GO	0.000%	8/1/51	100	30
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	5,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	2,045	2,129
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,126
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	19,070	15,154
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	1,000	664
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	5,000	5,342
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	2,945
	San Mateo Union High School District GO	4.000%	9/1/34	800	825
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/49	1,000	1,028
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/52	1,000	1,000
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	119
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	279
	Santa Clara County CA GO	3.250%	8/1/39	645	594
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,124
	Santa Monica Community College District GO	5.000%	8/1/43	1,500	1,608
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	9,050
[1]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,633
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	225	225
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	300
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/48	7,500	8,370
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/53	5,000	5,647
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,201
	Southwestern Community College District GO	0.000%	8/1/46	320	114
[3]	Southwestern Community College District GO	2.500%	8/1/46	1,000	709
	Southwestern Community College District GO	4.000%	8/1/47	3,480	3,404
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,722
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,760	4,657
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	683
	Torrance Unified School District GO	0.000%	8/1/34	4,300	2,545
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	121
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,125
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	36
	University of California College & University Revenue	5.000%	5/15/24	10,575	10,743
	University of California College & University Revenue	5.000%	5/15/25	15	16
	University of California College & University Revenue	5.000%	5/15/26	10,920	11,580
	University of California College & University Revenue	5.000%	5/15/27	9,990	10,854

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/28	105	109
University of California College & University Revenue	5.000%	5/15/29	7,885	8,966
University of California College & University Revenue	5.000%	5/15/30	28,070	32,611
University of California College & University Revenue	5.000%	5/15/31	3,545	4,196
University of California College & University Revenue	5.000%	5/15/32	2,500	3,000
University of California College & University Revenue	5.000%	5/15/32	3,000	3,611
University of California College & University Revenue	5.000%	5/15/33	1,650	1,838
University of California College & University Revenue	5.000%	5/15/36	3,875	4,173
University of California College & University Revenue	5.000%	5/15/36	3,085	3,686
University of California College & University Revenue	5.000%	5/15/37	5,000	5,910
University of California College & University Revenue	5.000%	5/15/38	8,060	8,475
University of California College & University Revenue	5.000%	5/15/39	1,255	1,407
University of California College & University Revenue	5.000%	5/15/39	1,000	1,149
University of California College & University Revenue	5.000%	5/15/39	1,115	1,301
University of California College & University Revenue	4.000%	5/15/40	2,500	2,536
University of California College & University Revenue	5.500%	5/15/40	5,000	6,065
University of California College & University Revenue	5.000%	5/15/41	1,105	1,156
University of California College & University Revenue	5.000%	5/15/41	2,385	2,645
University of California College & University Revenue	5.000%	5/15/41	3,000	3,472
University of California College & University Revenue	5.000%	5/15/42	1,000	1,105
University of California College & University Revenue	5.000%	5/15/42	1,000	1,133
University of California College & University Revenue	5.000%	5/15/42	5,000	5,756
University of California College & University Revenue	5.000%	5/15/43	18,920	20,321
University of California College & University Revenue	5.000%	5/15/43	5,400	5,953
University of California College & University Revenue	5.000%	5/15/43	5,045	5,792
University of California College & University Revenue	5.000%	5/15/44	19,345	19,566
University of California College & University Revenue	5.250%	5/15/44	3,520	3,568
University of California College & University Revenue	4.000%	5/15/46	2,015	2,026
University of California College & University Revenue	5.000%	5/15/46	17,865	18,579
University of California College & University Revenue	4.000%	5/15/47	8,650	8,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/47	475	504
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,365
	University of California College & University Revenue	4.000%	5/15/48	6,300	6,199
	University of California College & University Revenue	5.000%	5/15/48	9,185	9,804
	University of California College & University Revenue	2.500%	5/15/50	3,000	2,057
	University of California College & University Revenue	4.000%	5/15/50	1,500	1,471
	University of California College & University Revenue	4.000%	5/15/51	10,000	9,890
	University of California College & University Revenue	5.000%	5/15/52	2,500	2,792
	University of California College & University Revenue	5.250%	5/15/58	725	778
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	565	585
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	120	125
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	670	695
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,000	1,037
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	4,420	4,691
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	875	889
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	4,600	4,947
	University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,150	1,181
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	25,695	27,341
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	10,527
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	26,170	27,726
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	7,295
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,534
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	3,000	2,324
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,095	2,058
[3]	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	3,825	3,783
	University of California College & University Revenue (Limited Project)	5.000%	5/15/52	10,000	10,561
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	3,650	3,873
	Upland Unified School District GO	0.000%	8/1/50	100	30
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,630
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,041
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,699
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,726
[5]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	666
[1]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,674
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,200
	Westside Union School District GO	0.000%	8/1/40	355	169
	Westside Union School District GO	0.000%	8/1/45	265	102
[1]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,167
	William S Hart Union High School District GO	0.000%	8/1/33	850	601
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	941
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	130
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	375	375
[2]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	931
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	229
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,146
					4,874,300
Colorado (1.4%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,550	2,609
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,650	8,153
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	8,927
	Adams 12 Five Star Schools GO	5.000%	12/15/26	5,000	5,327
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,228
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,000	4,229
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,056
	Adams 12 Five Star Schools GO,Prere.	5.000%	12/15/26	300	320
	Adams County CO COP	4.000%	12/1/45	12,930	12,628
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,216
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,065	1,129
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,490	3,700
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,670	2,831
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,812
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,375
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	23,144
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	8,652
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	7,707
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	180
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	72
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	15,000	16,535
[3]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	4,419
	Colorado COP	5.000%	12/15/30	3,665	4,054
	Colorado COP	5.000%	12/15/31	3,220	3,676

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado COP	4.000%	12/15/34	75	79
Colorado COP	4.000%	12/15/35	5,805	6,016
Colorado COP	4.000%	12/15/35	6,025	6,270
Colorado COP	4.000%	12/15/36	8,705	8,862
Colorado COP	4.000%	12/15/37	310	316
Colorado COP	4.000%	12/15/38	840	851
Colorado COP	4.000%	12/15/38	6,000	6,083
Colorado COP	6.000%	12/15/38	2,110	2,544
Colorado COP	6.000%	12/15/39	5,000	6,001
Colorado COP	4.000%	12/15/40	3,640	3,626
Colorado COP	6.000%	12/15/40	5,000	5,976
Colorado COP	6.000%	12/15/41	2,860	3,401
Colorado COP	5.250%	3/15/42	5,945	6,230
Colorado COP	4.000%	3/15/45	5,255	5,190
Colorado COP	4.000%	3/15/46	7,000	6,878
Colorado COP Lease (Appropriation) Revenue	5.000%	12/15/30	1,250	1,432
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	791
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	434
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,166
Colorado Lease Appropriation COP	4.000%	3/15/38	3,600	3,635
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	702
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	621
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	648
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	751
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	824
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	572
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	571
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	567
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	567
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	50
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	6,630	6,613
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	9,996
Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	11,000	12,331
Colorado Springs CO Utilities System Multiple Utility Water Revenue	5.000%	11/15/25	1,100	1,148
Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	992
Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,650	3,801
Denver City & County School District No. 1 GO	5.000%	12/1/24	125	128
Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	1,996
Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,885
Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	200
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	385	401
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,523
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	10,000	10,022
	Denver CO City & County GO	5.000%	8/1/27	3,365	3,653
	Denver CO City & County GO	5.000%	8/1/28	3,425	3,793
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,187
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,104
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,698
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,596
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,766
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,190
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	9,606
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/42	5,000	5,175
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	557
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	12,560	12,338
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	10,775	10,742
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,355	2,181
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,446
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	610
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	151
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	146
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	566
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	177
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,755
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	280
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,825
[6]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.901%	9/1/39	600	598
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,003
[3]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	9,550
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,167
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	100
	Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,497
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,117
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,172

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regional Transportation District COP	4.000%	6/1/40	475	470
Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	2,000	2,155
Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	165
Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	113
Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	163
Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	76
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	1,800	1,958
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	2,793
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	220
Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	717
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	15,053
University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,032
University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	167
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,000	1,057
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	264
Weld County School District No. 6 Greeley GO	5.000%	12/1/44	17,315	18,655
Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,999
Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,970	2,117
Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,198
				426,292
Connecticut (2.0%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,000	1,030
Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	205	209
Connecticut GO	5.000%	9/15/23	5,830	5,841
Connecticut GO	5.000%	10/15/23	650	652
Connecticut GO	5.000%	11/15/23	2,090	2,100
Connecticut GO	3.000%	1/15/24	8,100	8,084
Connecticut GO	5.000%	1/15/24	11,060	11,144
Connecticut GO	5.000%	1/15/24	3,190	3,214
Connecticut GO	5.000%	3/15/24	5,780	5,841
Connecticut GO	5.000%	4/15/24	1,080	1,093
Connecticut GO	5.000%	5/15/24	6,125	6,207
Connecticut GO	4.000%	6/15/24	220	221
Connecticut GO	5.000%	7/15/24	1,485	1,510
Connecticut GO	5.000%	7/15/24	3,450	3,507
Connecticut GO	5.000%	8/1/24	1,400	1,424
Connecticut GO	5.000%	8/15/24	1,050	1,051
Connecticut GO	5.000%	9/15/24	435	444
Connecticut GO	5.000%	11/15/24	7,500	7,667
Connecticut GO	5.000%	4/15/25	5,380	5,543
Connecticut GO	5.000%	4/15/25	1,750	1,803
Connecticut GO	5.000%	5/15/25	3,310	3,415
Connecticut GO	5.000%	6/15/25	820	847
Connecticut GO	5.000%	8/1/25	1,000	1,036

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	9/15/25	3,730	3,875
Connecticut GO	5.000%	10/15/25	5,160	5,369
Connecticut GO	5.000%	11/15/25	650	678
Connecticut GO	5.000%	11/15/25	1,310	1,366
Connecticut GO	5.000%	1/15/26	1,195	1,249
Connecticut GO	5.000%	5/15/26	4,185	4,404
Connecticut GO	5.000%	6/15/26	4,075	4,212
Connecticut GO	5.000%	8/1/26	500	529
Connecticut GO	5.000%	9/15/26	175	186
Connecticut GO	5.000%	10/15/26	1,080	1,147
Connecticut GO	5.000%	11/15/26	1,795	1,871
Connecticut GO	5.000%	1/15/27	2,205	2,354
Connecticut GO	5.000%	4/15/27	2,755	2,957
Connecticut GO	5.000%	4/15/27	2,000	2,147
Connecticut GO	5.000%	5/15/27	620	653
Connecticut GO	5.000%	6/15/27	850	879
Connecticut GO	5.000%	6/15/27	1,305	1,406
Connecticut GO	5.000%	8/15/27	655	694
Connecticut GO	5.000%	9/15/27	215	233
Connecticut GO	5.000%	11/15/27	1,895	1,976
Connecticut GO	5.000%	11/15/27	2,980	3,239
Connecticut GO	4.000%	1/15/28	10,805	11,334
Connecticut GO	5.000%	1/15/28	1,050	1,144
Connecticut GO	5.000%	4/15/28	1,280	1,402
Connecticut GO	5.000%	4/15/28	1,395	1,528
Connecticut GO	5.000%	6/15/28	3,250	3,568
Connecticut GO	5.000%	9/15/28	4,885	5,384
Connecticut GO	5.000%	11/15/28	570	594
Connecticut GO	5.000%	4/15/29	300	322
Connecticut GO	5.000%	6/15/29	2,855	2,955
Connecticut GO	3.250%	11/15/29	1,685	1,685
Connecticut GO	4.000%	1/15/30	960	1,031
Connecticut GO	5.000%	4/15/30	1,320	1,473
Connecticut GO	5.000%	9/15/30	230	263
Connecticut GO	4.000%	1/15/31	7,000	7,590
Connecticut GO	4.000%	1/15/31	1,325	1,437
Connecticut GO	5.000%	9/15/31	1,000	1,162
Connecticut GO	3.000%	1/15/32	8,575	8,292
Connecticut GO	4.000%	1/15/32	725	788
Connecticut GO	4.000%	3/1/32	8,825	8,849
Connecticut GO	5.000%	4/15/32	175	188
Connecticut GO	5.000%	6/15/32	1,500	1,550
Connecticut GO	5.000%	8/1/32	2,500	2,940
Connecticut GO	5.000%	8/15/32	10,000	10,006
Connecticut GO	5.000%	11/15/32	125	130
Connecticut GO	3.000%	1/15/33	1,210	1,165
Connecticut GO	4.000%	1/15/33	3,000	3,224
Connecticut GO	5.000%	4/15/33	6,700	7,195
Connecticut GO	5.000%	4/15/33	1,775	1,971
Connecticut GO	5.000%	8/1/33	1,000	1,188
Connecticut GO	5.000%	10/15/33	2,800	2,955
Connecticut GO	3.000%	1/15/34	2,275	2,169
Connecticut GO	4.000%	1/15/34	2,075	2,222
Connecticut GO	5.000%	4/15/34	5,300	5,685
Connecticut GO	4.000%	6/15/34	3,000	3,027
Connecticut GO	5.000%	10/15/34	100	105
Connecticut GO	5.000%	11/15/34	1,000	1,038
Connecticut GO	5.000%	11/15/35	5,000	5,170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	3.000%	1/15/36	5,595	5,140
Connecticut GO	4.000%	1/15/36	3,690	3,862
Connecticut GO	4.000%	6/1/36	1,250	1,298
Connecticut GO	4.000%	1/15/37	3,805	3,943
Connecticut GO	4.000%	1/15/37	10,000	10,304
Connecticut GO	3.000%	1/15/38	3,375	2,953
Connecticut GO	4.000%	1/15/38	300	305
Connecticut GO	3.000%	6/1/38	1,000	874
Connecticut GO	4.000%	1/15/39	1,000	1,011
Connecticut GO	3.000%	1/15/40	2,750	2,308
Connecticut GO	5.000%	1/15/40	4,000	4,314
Connecticut GO	5.000%	11/15/40	2,000	2,215
Connecticut GO	2.000%	1/15/41	1,835	1,244
Connecticut GO	3.000%	1/15/41	6,260	5,174
Connecticut GO, Prere.	5.000%	10/15/23	120	120
Connecticut GO, Prere.	5.000%	10/15/23	3,155	3,165
Connecticut GO, Prere.	5.000%	10/15/23	2,425	2,433
Connecticut GO, Prere.	5.000%	10/15/23	220	221
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	240
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	100
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,455
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	4,000	4,027
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/24	1,525	1,533
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/24	1,500	1,524
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	270
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	296
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,350	1,392
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,888
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,112
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	405	420
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,018
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	4,722
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,060	7,341
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,200	1,263
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	7,860	8,261
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	212
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	525
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,203
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	3,205	3,213
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,105	1,179
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,400	2,578
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,810	4,988
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,456
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,825
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,269
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	4,995	5,415
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	3,935	4,319
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,240	1,361
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,250	1,377
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,380	2,466
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	985	1,044
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,746
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,895	4,363
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	4,103
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	153
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	175
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,003
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	7,950	8,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	226
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,840	4,170
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,000	2,323
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,000	3,484
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	425
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,565	5,661
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	5,200	5,717
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	16,550	16,581
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,390	1,577
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,140	3,624
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,495	2,583
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,601
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	1,250	1,375
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,925	2,090
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,190
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	145
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,848
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,203
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/34	4,500	4,888
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	1,835	2,077
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,000	3,444
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,115	2,187
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,210
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	6,919
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,709
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,000	1,168
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,590	3,700
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	2,710	2,747
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	680	777
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,620	1,687
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	8,544
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	5,000	5,345
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	1,415	1,459
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,302
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,000	2,287
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,310	2,377
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	1,500	1,592
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,634
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,392
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	419
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,129
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,587
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	433
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	546
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	4,490	4,527
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,715	8,493
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,457
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,150	2,379
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,505
[3]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	2,620	2,182
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,572

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,950	1,912
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,903
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	1,000	979
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,135	1,075
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	3,002
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,035	6,605
Hartford County Metropolitan District Clean Water Project Water Revenue (Green Bond), Prere.	5.000%	11/1/24	4,140	4,231
University of Connecticut College & University Revenue	5.000%	3/15/32	3,825	3,990
University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,285
University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,111
University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,420
				599,190
Delaware (0.2%)
Delaware GO	5.000%	3/1/29	2,000	2,242
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,065
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	13,525	13,332
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,855	22,134
Sussex DE GO	1.750%	3/15/36	2,280	1,748
University of Delaware College & University Revenue	5.000%	11/1/40	500	580
University of Delaware College & University Revenue	5.000%	11/1/41	755	875
University of Delaware College & University Revenue	5.000%	11/1/42	750	868
University of Delaware College & University Revenue	5.000%	11/1/43	485	561
University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,329
University of Delaware College & University Revenue	5.000%	11/1/45	500	579
				49,313
District of Columbia (1.5%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,556
District of Columbia Appropriations Revenue	5.000%	12/1/34	2,340	2,617
District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,497
District of Columbia College & University Revenue	5.000%	4/1/34	1,635	1,734
District of Columbia Future Tax Secured Income Tax Revenue	4.000%	5/1/45	8,505	8,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/24	350	355
	District of Columbia GO	5.000%	10/15/25	2,395	2,497
	District of Columbia GO	5.000%	6/1/26	1,390	1,469
	District of Columbia GO	5.000%	6/1/27	2,580	2,778
	District of Columbia GO	5.000%	6/1/29	3,000	3,359
	District of Columbia GO	5.000%	10/15/29	455	509
	District of Columbia GO	5.000%	10/15/30	190	213
	District of Columbia GO	5.000%	6/1/31	16,610	16,834
	District of Columbia GO	5.000%	6/1/31	2,235	2,417
	District of Columbia GO	5.000%	6/1/32	14,030	14,218
	District of Columbia GO	5.000%	6/1/32	290	313
	District of Columbia GO	5.000%	10/15/32	3,500	3,913
	District of Columbia GO	5.000%	6/1/33	7,095	7,189
	District of Columbia GO	5.000%	6/1/33	9,490	10,242
	District of Columbia GO	4.000%	6/1/34	2,490	2,569
	District of Columbia GO	5.000%	6/1/34	13,015	14,018
	District of Columbia GO	5.000%	6/1/35	1,635	1,656
	District of Columbia GO	4.000%	6/1/36	555	564
	District of Columbia GO	5.000%	6/1/36	405	416
	District of Columbia GO	5.000%	6/1/36	3,000	3,197
	District of Columbia GO	4.000%	6/1/37	875	885
	District of Columbia GO	5.000%	6/1/37	2,240	2,378
	District of Columbia GO	5.000%	6/1/38	19,865	20,084
	District of Columbia GO	4.000%	6/1/41	180	179
	District of Columbia GO	5.000%	6/1/41	5,595	5,815
	District of Columbia GO	5.000%	6/1/41	3,265	3,414
	District of Columbia GO	5.000%	1/1/43	2,000	2,247
	District of Columbia GO	5.250%	1/1/48	3,000	3,383
	District of Columbia Income Tax Revenue	5.000%	12/1/23	12,040	12,105
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,500	1,531
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,210	1,235
	District of Columbia Income Tax Revenue	5.000%	12/1/24	18,000	18,423
	District of Columbia Income Tax Revenue	5.000%	12/1/25	8,250	8,625
	District of Columbia Income Tax Revenue	5.000%	12/1/26	3,625	3,874
	District of Columbia Income Tax Revenue	5.000%	10/1/27	855	929
	District of Columbia Income Tax Revenue	5.000%	12/1/27	2,095	2,285
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,195	1,327
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	157
	District of Columbia Income Tax Revenue	5.000%	10/1/29	765	871
	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	7,126
	District of Columbia Income Tax Revenue	5.000%	3/1/35	105	117
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,650	1,832
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,109
	District of Columbia Income Tax Revenue	5.000%	12/1/37	6,675	7,680
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,374
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,395	5,010
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	8,797
	District of Columbia Income Tax Revenue	4.000%	3/1/40	7,180	7,228
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,650	1,857
	District of Columbia Income Tax Revenue	5.000%	7/1/42	10,175	11,393
	District of Columbia Income Tax Revenue	4.000%	3/1/44	5,000	4,917
	District of Columbia Income Tax Revenue	5.000%	3/1/44	7,685	8,316
	District of Columbia Income Tax Revenue	5.500%	7/1/47	4,500	5,142
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	250	251
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,003
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	995
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	1,430	1,537
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	4,045	3,956
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,150	5,006
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	5,050	5,340
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	7,060	7,079
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	13,580	13,617
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	1,250	1,276
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	379
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	135
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,248
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	832
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	4,812
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	254
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	43
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	470
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	968
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,887
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	15,584
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,000	1,502
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,000	18,945
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,531
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,060	4,755
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	3,623
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	26,154
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,100	2,268
	Washington Metropolitan Area Transit Authority Dedicated Appropriation Revenue	5.000%	7/15/45	1,310	1,411
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	2,545	2,082
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	7,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	4,665	5,339
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	8,602
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	6,800	7,229
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	128
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	2,195	2,221
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	16,915	17,647
					460,999
Florida (3.5%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	484
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	502
	Broward County FL School District COP	5.000%	7/1/24	195	198
	Broward County FL School District COP	5.000%	7/1/25	450	464
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,264
	Broward County FL School District COP	5.000%	7/1/27	105	113
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,625
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	2,950	3,225
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,000	8,989
	Broward County School District COP	5.000%	7/1/28	8,970	9,828
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	4,365
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,642
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	2,800	2,951
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	2,900	3,122
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,425	2,550
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,780	9,683
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,205
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,547
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	5,600
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,485
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	318
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	10,218
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	291
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,368
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	505
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	3,917
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	260	243
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	699
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,052
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	2,250	2,313
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,170	1,169
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	3,410	3,480
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,495	8,349
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,398
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	1,950
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,870	1,822
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,322
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,561
	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/24	1,000	1,015
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,000	1,031
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	1,100	1,156
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	1,065	1,141
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	1,540	1,680
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/29	1,580	1,756
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/30	1,645	1,854
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/31	1,750	1,973
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/34	1,000	1,121
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/35	1,000	1,114
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,371
	Florida Department of Management Services COP	5.000%	11/1/27	1,890	2,048
	Florida Department of Management Services Lease Revenue COP	5.000%	11/1/26	415	441
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,775	1,915
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,103
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/38	5,495	4,115
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,726
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	6,690	5,317
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	13,365	14,465
	Florida GO	5.000%	6/1/24	1,065	1,080
	Florida GO	5.000%	6/1/25	15,000	15,507
	Florida GO	5.000%	6/1/26	2,960	3,130
	Florida GO	4.000%	7/1/30	730	772
	Florida GO	5.000%	6/1/33	17,500	21,015
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	561
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,447
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	15,420	11,074
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	3,385
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	5,000	5,073
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,000	5,117
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	4,655	4,838
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,000	4,197
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,600	3,775
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,821
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,573
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,452
	Florida Lottery Revenue	5.000%	7/1/25	1,920	1,985
	Florida Lottery Revenue	5.000%	7/1/26	1,660	1,751
	Florida Lottery Revenue	5.000%	7/1/27	2,505	2,699
	Florida Lottery Revenue	5.000%	7/1/28	1,610	1,772
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	662
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,225	5,500
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,230	1,291
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	1,880	1,971
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,384
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,685	1,763
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	1,500	1,443
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,174
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	2,040	2,179
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	400
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,364
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	10
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,911
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	12,792
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	17,348
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,462
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	386
[1]	Hollywood FL GO	4.000%	7/1/41	3,330	3,348
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	799
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	554
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	524
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	343
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,085	2,204
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,400	3,677
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,076
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,887
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,170
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	30
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	10
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,980	2,986
[3]	Lake Worth Beach FL Consolidated Utility Multiple Utility Revenue	4.000%	10/1/52	3,250	3,104
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,653
	Lee County School Board COP	4.000%	8/1/46	6,000	5,756
	Lee County School Board COP	4.000%	8/1/48	4,000	3,813
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/48	5,000	4,947
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/53	5,000	4,821
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	7,367
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	17,000	17,446
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,946
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,583
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	271
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	236
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,204
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	103
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	5,585	5,680
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	425	402
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	4,320	4,371
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	967
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,369
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,838
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	845
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	20,260	20,294
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	267
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,617
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	6,495	6,508
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	3,650	3,779
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	1,012
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,429
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	944
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,396
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	1,100	1,160
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	5,310
	Miami-Dade County FL GO	4.000%	7/1/35	110	111
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,374
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,314
[4]	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/48	2,500	2,685
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,222
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,153
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	1,960	2,399
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	121
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	399
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	584
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	890
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	12,902
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	9,887
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	1,160
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,542
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	2,825	2,798
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,000	960
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/51	4,400	4,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	16,000	17,180
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,380	1,490
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	300	325
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,204
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,700	1,704
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,620	3,759
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,970	4,113
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,386
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	12,000	12,350
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	1,771
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	6,200	6,228
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	2,114
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	1,819
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	988
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,309
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,515	3,400
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	26,025	25,083
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	5,000	5,014
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	251
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	251
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,083
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	3,846
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,345
	Miami-Dade County School Board COP	5.000%	2/1/25	220	225
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,881
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,065
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,371
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,402
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,311
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,460	8,490
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,000	1,004
	Miami-Dade FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/24	2,400	2,438
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	7,500	8,119
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,451
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,069
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	75
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,279
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,108
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,196
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	347
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	203
	Orange County School Board COP	5.000%	8/1/32	6,530	7,645
	Orange County School Board COP	5.000%	8/1/33	1,360	1,440
	Orange County School Board COP	5.000%	8/1/34	2,500	2,643
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,855	1,924
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	207
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	23,615	23,908
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	3,865	3,913
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	203
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,303
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	581
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	2,170	2,213
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,040
[2]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	51
[2]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	678
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	583
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	164
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	289
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	679
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,144
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	503
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	304
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	174
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,004
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	754
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	1,102
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,842
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	7,175	1,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	695
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,636
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	548
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,643
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	444
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	2,315	803
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	502
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	803
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	4,000	1,164
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,198
	Palm Beach County School District COP	5.000%	8/1/26	275	284
	Palm Beach County School District COP	5.000%	8/1/27	975	1,051
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,052
	Palm Beach County School District COP	5.000%	8/1/28	1,470	1,616
	Palm Beach County School District COP	5.000%	8/1/31	1,005	1,034
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,485
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,392
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	251
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,152
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,171
[1]	Pasco FL Intergovernmental Agreement Revenue	5.000%	9/1/48	9,500	10,158
[1]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	9,200	10,369
[3]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	6,518
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	105	87
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	6,132
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,574
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,025	2,068
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,582
	School Board of Miami-Dade County COP	5.000%	2/1/29	10,000	10,370
	School Board of Miami-Dade County COP	5.000%	2/1/30	5,000	5,181
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,613
[3]	School Board of Miami-Dade County GO	5.000%	3/15/52	15,000	16,338
	School District of Broward County COP	5.000%	7/1/30	310	350
	School District of Broward County COP	5.000%	7/1/33	1,000	1,124
	School District of Broward County COP	5.000%	7/1/36	2,585	2,937
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	3,075	3,312
	South Florida Water Management District COP	5.000%	10/1/33	2,250	2,341
	South Florida Water Management District COP	5.000%	10/1/35	75	78
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	700	710
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	1,000	1,014
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	20,000	21,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	St. Lucie County School Board Lease (Appropriation) (Master Lease Program) COP	5.000%	7/1/48	7,500	8,084
[1,4]	St. Lucie County School Board Lease (Appropriation) (Master Lease Program) COP	5.250%	7/1/53	7,500	8,209
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,226
	Tampa Bay Water & Water Revenue	4.000%	10/1/30	5,000	5,060
	Tampa Bay Water & Water Revenue	4.000%	10/1/31	10,000	10,111
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,851
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	977
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,252
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,329
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	668
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	266
	Tampa FL Water & Wastewater System Miscellaneous Revenue	5.000%	10/1/52	11,555	12,621
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,657
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	5,405	5,810
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	14,015	14,969
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	11,950	13,328
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	7,250	7,114
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,365	8,618
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,000
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,024
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	533
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,306
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,933
					1,062,407
Georgia (1.9%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	1,555	1,566
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/26	4,465	4,487
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,786
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	297
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	5,300	5,335
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	8,000	8,052
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,359
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,824
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,778
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	161
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	277
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	345	356
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	171
[5]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,515	1,576
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	279
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	222
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,422
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,033
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	32,000	32,748
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	301
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,526
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,460	2,541
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	269
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	4,970	5,134
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	9,500	10,354
	Georgia GO	5.000%	8/1/23	7,000	7,000
	Georgia GO	5.000%	12/1/23	200	201
	Georgia GO	5.000%	7/1/24	8,895	9,042
	Georgia GO	4.000%	1/1/25	1,295	1,311
	Georgia GO	5.000%	1/1/25	375	376
	Georgia GO	5.000%	2/1/25	2,350	2,415
	Georgia GO	5.000%	2/1/25	1,290	1,302
	Georgia GO	5.000%	2/1/25	2,230	2,292
	Georgia GO	4.000%	7/1/25	1,170	1,191
	Georgia GO	5.000%	7/1/25	2,000	2,073
	Georgia GO	5.000%	8/1/25	200	208
	Georgia GO	5.000%	12/1/25	340	355
	Georgia GO	4.000%	2/1/26	9,135	9,172
	Georgia GO	5.000%	2/1/26	3,600	3,777
	Georgia GO	4.000%	7/1/26	13,835	14,256
	Georgia GO	5.000%	7/1/26	2,750	2,912
	Georgia GO	5.000%	8/1/26	1,235	1,310
	Georgia GO	5.000%	12/1/26	3,450	3,688
	Georgia GO	5.000%	2/1/27	5,065	5,327
	Georgia GO	5.000%	2/1/27	2,825	2,851
	Georgia GO	5.000%	2/1/27	1,145	1,229
	Georgia GO	4.000%	7/1/27	15,415	16,114
	Georgia GO	5.000%	7/1/27	2,115	2,291
	Georgia GO	5.000%	7/1/27	6,395	6,928
	Georgia GO	5.000%	7/1/27	100	107
	Georgia GO	5.000%	8/1/27	5,630	6,111
	Georgia GO	5.000%	1/1/28	1,990	2,133
	Georgia GO	5.000%	2/1/28	3,200	3,368
	Georgia GO	5.000%	2/1/28	5,140	5,519
	Georgia GO	5.000%	2/1/28	10	10
	Georgia GO	5.000%	7/1/28	200	215
	Georgia GO	5.000%	7/1/28	1,080	1,196
	Georgia GO	5.000%	7/1/28	5,955	6,596
	Georgia GO	5.000%	7/1/28	5,575	6,175
	Georgia GO	5.000%	8/1/28	5,780	6,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	4.000%	1/1/29	2,415	2,503
	Georgia GO	5.000%	2/1/29	470	495
	Georgia GO	5.000%	7/1/29	1,790	1,944
	Georgia GO	5.000%	7/1/29	1,360	1,507
	Georgia GO	5.000%	7/1/29	8,450	9,562
	Georgia GO	5.000%	8/1/29	1,125	1,275
	Georgia GO	5.000%	2/1/30	5,000	5,267
	Georgia GO	5.000%	2/1/30	525	566
	Georgia GO	5.000%	7/1/30	6,305	7,130
	Georgia GO	5.000%	7/1/30	2,055	2,234
	Georgia GO	5.000%	7/1/30	9,600	11,070
	Georgia GO	5.000%	2/1/31	10,140	10,923
	Georgia GO	5.000%	7/1/31	2,000	2,261
	Georgia GO	5.000%	7/1/31	9,675	11,348
	Georgia GO	5.000%	7/1/32	1,465	1,624
	Georgia GO	5.000%	7/1/32	1,770	2,073
	Georgia GO	5.000%	8/1/33	9,265	10,650
	Georgia GO	4.000%	7/1/34	3,325	3,474
	Georgia GO	4.000%	7/1/34	5,000	5,399
	Georgia GO	5.000%	7/1/36	14,000	16,237
	Georgia GO	4.000%	7/1/38	1,900	1,971
[5]	Georgia Local Government COP	4.750%	6/1/28	83	85
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,337
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,397
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	604
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,224
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.000%	7/1/64	4,230	4,437
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.250%	7/1/64	3,780	3,919
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3 & 4 Project)	4.500%	7/1/63	21,445	21,091
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3 & 4 Project)	5.500%	7/1/63	10,405	10,813
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	977
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,161
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,626
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,010
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	8,000	7,184
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,796
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,172
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,025
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,045	4,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,041
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	3,250	3,310
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,686
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,000	2,200
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,700	3,237
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,570	3,447
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	250	254
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,033
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,362
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,673
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,865	14,458
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	4,174
	Gwinnett County School District GO	5.000%	8/1/25	1,525	1,583
	Gwinnett County School District GO	5.000%	8/1/26	5,150	5,468
	Gwinnett County School District GO	5.000%	8/1/27	15,945	17,333
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,091
	Gwinnett County School District GO	5.000%	2/1/40	5,910	6,422
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	677
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	665
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	647
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,635	1,663
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,186
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,228
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	376
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	5,331
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	698
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	105
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	660	605
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	6,325	6,557
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	140	145
[3]	Municipal Electric Authority of Georgia Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	4,262
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	78
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	375	389

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,850	2,086
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	19,211
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	1,500	1,512
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,073
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,170
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,364
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,238
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	2,360	2,387
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	195
				569,588
Hawaii (0.5%)
Chicago Board of Education GO (Honolulu Rail Transit Project)	5.000%	9/1/30	1,100	1,214
Hawaii GO	5.000%	8/1/23	1,035	1,035
Hawaii GO	5.000%	10/1/23	930	932
Hawaii GO	5.000%	8/1/24	265	270
Hawaii GO	5.000%	10/1/24	720	734
Hawaii GO	5.000%	8/1/25	770	784
Hawaii GO	5.000%	8/1/26	1,420	1,444
Hawaii GO	5.000%	10/1/26	2,160	2,247
Hawaii GO	5.000%	4/1/27	1,200	1,260
Hawaii GO	5.000%	8/1/27	1,140	1,160
Hawaii GO	5.000%	10/1/27	1,790	1,897
Hawaii GO	5.000%	10/1/27	5,505	5,729
Hawaii GO	4.000%	4/1/28	400	411
Hawaii GO	5.000%	5/1/28	360	386
Hawaii GO	5.000%	8/1/28	70	71
Hawaii GO	5.000%	10/1/28	4,420	4,681
Hawaii GO	4.000%	4/1/29	1,750	1,797
Hawaii GO	5.000%	8/1/29	570	580
Hawaii GO	5.000%	8/1/30	3,375	3,431
Hawaii GO	5.000%	10/1/30	1,265	1,365
Hawaii GO	5.000%	1/1/31	3,275	3,572
Hawaii GO	4.000%	5/1/31	7,870	8,150
Hawaii GO	4.000%	10/1/31	6,675	6,817
Hawaii GO	5.000%	10/1/31	835	899
Hawaii GO	4.000%	5/1/32	9,115	9,418
Hawaii GO	4.000%	8/1/32	14,190	14,314
Hawaii GO	4.000%	10/1/32	1,550	1,580
Hawaii GO	4.000%	1/1/34	2,675	2,753
Hawaii GO	5.000%	8/1/34	4,700	4,773
Hawaii GO	4.000%	10/1/34	2,510	2,555
Hawaii GO	4.000%	10/1/34	8,830	8,981
Hawaii GO	3.000%	4/1/36	165	157
Hawaii GO	5.000%	1/1/38	4,685	5,003
Hawaii GO, Prere.	5.000%	8/1/23	40	40
Hawaii GO, Prere.	5.000%	8/1/23	1,005	1,005
Hawaii GO, Prere.	5.000%	8/1/23	3,290	3,290
Hawaii GO, Prere.	5.000%	8/1/23	80	80

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO, Prere.	5.000%	8/1/23	45	45
Hawaii GO, Prere.	5.000%	8/1/24	935	952
Hawaii GO, Prere.	5.000%	8/1/24	10	10
Hawaii GO, Prere.	5.000%	8/1/24	220	224
Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,410
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,245	1,334
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	167
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	519
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	11,649
Honolulu HI City & County GO	5.000%	10/1/37	750	770
Honolulu HI City & County GO	3.000%	8/1/41	945	800
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	3,360	3,528
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/28	8,785	9,600
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/29	755	842
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	9/1/29	110	121
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/30	4,775	5,412
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	447
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	638
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,162
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	5,000	5,001
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,433
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	1,951
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	367
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
				167,202
Idaho (0.1%)
Boise City ID Airport Port, Airport & Marina Revenue (Pub Parking Fcilities Project)	5.000%	9/1/51	2,125	2,258
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/47	8,765	9,525
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,490	3,674
Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,000	1,048
				16,505
Illinois (5.4%)
Chicago Board of Education Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	215
Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	3,260	3,392
Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	10,380	11,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,110
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,122
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	2,100	2,250
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,073
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	850	908
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,035
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,012
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,715	2,861
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,000
	Chicago IL GO	5.000%	1/1/24	765	768
	Chicago IL GO	5.000%	1/1/25	3,360	3,417
	Chicago IL GO	5.000%	1/1/26	610	629
	Chicago IL GO	5.000%	1/1/27	640	656
	Chicago IL GO	5.000%	1/1/29	200	213
	Chicago IL GO	5.500%	1/1/30	185	189
	Chicago IL GO	5.625%	1/1/30	1,525	1,623
	Chicago IL GO	5.000%	1/1/31	270	287
	Chicago IL GO	5.500%	1/1/31	840	857
	Chicago IL GO	5.625%	1/1/31	325	346
	Chicago IL GO	5.000%	1/1/32	200	215
	Chicago IL GO	5.000%	1/1/32	2,000	2,165
	Chicago IL GO	5.000%	1/1/33	6,500	7,029
	Chicago IL GO	5.500%	1/1/33	1,860	1,895
	Chicago IL GO	5.750%	1/1/33	15,430	16,474
[5]	Chicago IL GO	0.000%	1/1/34	10,425	6,637
	Chicago IL GO	5.000%	1/1/34	115	116
	Chicago IL GO	5.000%	1/1/34	8,215	8,869
	Chicago IL GO	5.000%	1/1/34	1,075	1,175
	Chicago IL GO	5.500%	1/1/34	310	316
	Chicago IL GO	5.500%	1/1/34	75	76
	Chicago IL GO	5.750%	1/1/34	2,400	2,560
	Chicago IL GO	4.000%	1/1/35	8,000	7,901
	Chicago IL GO	4.000%	1/1/35	1,000	988
	Chicago IL GO	5.000%	1/1/35	700	705
	Chicago IL GO	5.000%	1/1/35	1,085	1,178
	Chicago IL GO	5.500%	1/1/35	250	270
	Chicago IL GO	4.000%	1/1/36	1,000	986
	Chicago IL GO	5.000%	1/1/38	1,450	1,463
	Chicago IL GO	5.250%	1/1/38	4,250	4,588
	Chicago IL GO	6.000%	1/1/38	9,285	9,856
	Chicago IL GO	5.000%	1/1/39	5,000	5,164
	Chicago IL GO	5.500%	1/1/39	335	340
	Chicago IL GO	5.500%	1/1/39	3,500	3,833
	Chicago IL GO	5.500%	1/1/40	1,000	1,091
	Chicago IL GO	5.500%	1/1/41	1,000	1,069
	Chicago IL GO	5.500%	1/1/43	1,200	1,276
	Chicago IL GO	5.000%	1/1/44	11,055	11,279
	Chicago IL GO	5.500%	1/1/49	21,505	22,467
	Chicago IL GO, ETM	5.250%	1/1/28	690	758
[5]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	151
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,613
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	507
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/48	3,000	3,258
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,418
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	5,397
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,570
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	898
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	377
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,545	2,938
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,047
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,000	1,094
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	2,081
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	781
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,490
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	10,925	12,152
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	18,030
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	4,957
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	100
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	75
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	100
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	398
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,964
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	755	760
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,007
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,345	2,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,005	1,029
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,740	2,794
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,552
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,110	1,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	755	766
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	203
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	435	441
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	677
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,065	11,206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,355	1,409
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	517
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,605	5,828
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	323
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	613
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	519
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	76
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,070	5,224
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	301
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	14,064
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,405	1,452
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	341
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,612
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,445	3,549
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	474
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	364
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	200	214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	169
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,012
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	845
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	124
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,000	1,040
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	3,000	3,018
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	5,000	4,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,411
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	4,909
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	8,945
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,347
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	18,860	19,666
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	10,000	10,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,821
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	969
	Chicago Park District GO, Prere.	5.750%	1/1/24	1,000	1,010
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,353
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	1,510	1,569
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,650
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	15,235
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	1,835	1,680
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,454
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	517
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	12,163
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,438
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,231
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	200
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,563
	Cook County IL GO	5.000%	11/15/23	335	336
	Cook County IL GO	4.000%	11/15/25	510	519
	Cook County IL GO	5.000%	11/15/25	2,200	2,278
	Cook County IL GO	4.000%	11/15/26	605	621
	Cook County IL GO	5.000%	11/15/26	3,240	3,419
	Cook County IL GO	4.000%	11/15/27	2,875	2,979
	Cook County IL GO	5.000%	11/15/29	1,135	1,256
	Cook County IL GO	5.000%	11/15/31	670	703
	Cook County IL GO	5.000%	11/15/31	4,000	4,441
	Cook County IL GO	5.000%	11/15/32	4,020	4,457
	Cook County IL GO	5.000%	11/15/33	3,875	4,294
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,972
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,826
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	2,962
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	3,190	3,424
	Evanston IL GO	3.500%	12/1/38	645	611
[3]	Evanston IL GO	3.500%	12/1/39	755	713
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,899
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM (Registered)	0.000%	7/15/25	350	327
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	8,395	8,702
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,975	4,051
Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,741
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	653
Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,609
Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	1,949
Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,554
Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	961
Illinois Finance Authority College & University Revenue	5.000%	10/1/40	485	496
Illinois Finance Authority College & University Revenue	5.000%	4/1/44	15,000	15,017
Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	141
Illinois Finance Authority College & University Revenue	5.500%	10/1/47	2,750	2,804
Illinois Finance Authority College & University Revenue	5.250%	5/15/48	5,000	5,528
Illinois Finance Authority College & University Revenue	4.000%	4/1/50	915	866
Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,000	5,493
Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,510	1,566
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,337
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,850
Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	209
Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,025	2,168
Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	5,056
Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	5,285
Illinois GO	5.000%	8/1/23	10,650	10,650
Illinois GO	5.000%	10/1/23	3,500	3,507
Illinois GO	5.000%	11/1/23	4,730	4,745
Illinois GO	5.000%	12/1/23	2,000	2,009
Illinois GO	5.000%	2/1/24	125	126
Illinois GO	5.000%	2/1/24	6,670	6,714
Illinois GO	4.000%	3/1/24	3,185	3,192
Illinois GO	5.000%	3/1/24	2,000	2,015
Illinois GO	5.000%	3/1/24	1,735	1,748
Illinois GO	5.000%	5/1/24	2,110	2,131
Illinois GO	5.000%	7/1/24	1,000	1,012
Illinois GO	5.000%	10/1/24	5,000	5,080
Illinois GO	5.000%	11/1/24	12,550	12,766
Illinois GO	5.000%	2/1/25	1,100	1,123
Illinois GO	5.000%	3/1/25	16,365	16,725
Illinois GO	5.000%	3/1/25	90	92
Illinois GO	5.000%	7/1/25	1,500	1,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	8/1/25	680	680
	Illinois GO	5.000%	10/1/25	1,435	1,479
	Illinois GO	5.000%	11/1/25	34,200	35,301
[3]	Illinois GO	5.000%	11/1/25	5,000	5,193
	Illinois GO	5.000%	2/1/26	1,150	1,192
	Illinois GO	5.000%	3/1/26	6,250	6,486
	Illinois GO	5.000%	5/1/26	5,000	5,203
	Illinois GO	5.000%	7/1/26	1,000	1,044
	Illinois GO	5.000%	11/1/26	1,140	1,196
	Illinois GO	5.000%	11/1/26	12,310	12,913
	Illinois GO	5.000%	1/1/27	640	663
	Illinois GO	5.000%	2/1/27	250	252
	Illinois GO	5.000%	2/1/27	6,630	6,972
	Illinois GO	5.000%	3/1/27	5,000	5,266
	Illinois GO	5.000%	3/1/27	6,065	6,386
	Illinois GO	5.000%	5/1/27	370	374
	Illinois GO	5.000%	6/1/27	250	261
	Illinois GO	5.000%	7/1/27	1,000	1,060
	Illinois GO	5.000%	10/1/27	1,650	1,753
	Illinois GO	5.000%	10/1/27	3,400	3,612
	Illinois GO	5.000%	11/1/27	39,925	42,467
	Illinois GO	5.000%	12/1/27	890	948
	Illinois GO	5.000%	2/1/28	1,075	1,132
	Illinois GO	5.000%	3/1/28	4,800	5,134
	Illinois GO	5.000%	5/1/28	130	131
	Illinois GO	5.000%	5/1/28	1,000	1,073
	Illinois GO	5.000%	7/1/28	1,500	1,614
	Illinois GO	5.000%	9/1/28	210	227
	Illinois GO	5.000%	10/1/28	12,660	13,672
	Illinois GO	5.000%	11/1/28	9,115	9,701
	Illinois GO	5.000%	12/1/28	1,800	1,948
	Illinois GO	5.000%	12/1/28	9,630	10,260
	Illinois GO	5.000%	1/1/29	1,095	1,132
	Illinois GO	5.000%	2/1/29	815	858
	Illinois GO	5.250%	2/1/29	6,400	6,454
	Illinois GO	5.000%	3/1/29	1,775	1,925
	Illinois GO	5.000%	3/1/29	5,000	5,430
	Illinois GO	5.000%	5/1/29	125	126
	Illinois GO	5.000%	5/1/29	1,000	1,089
	Illinois GO	5.000%	7/1/29	1,500	1,637
	Illinois GO	5.000%	10/1/29	4,100	4,423
	Illinois GO	5.000%	11/1/29	22,465	23,896
[1]	Illinois GO	4.000%	2/1/30	400	408
	Illinois GO	5.000%	5/1/30	1,000	1,101
	Illinois GO	5.500%	5/1/30	8,715	9,737
	Illinois GO	5.000%	7/1/30	1,000	1,104
	Illinois GO	5.000%	10/1/30	5,000	5,529
	Illinois GO	5.000%	10/1/30	1,120	1,207
	Illinois GO	5.000%	11/1/30	8,565	9,365
	Illinois GO	5.250%	12/1/30	160	172
	Illinois GO	5.500%	1/1/31	150	171
	Illinois GO	5.250%	2/1/31	2,045	2,062
	Illinois GO	5.000%	3/1/31	3,825	4,246
	Illinois GO	5.000%	5/1/31	3,010	3,041
	Illinois GO	5.000%	5/1/31	1,000	1,112
	Illinois GO	5.000%	7/1/31	1,500	1,672
	Illinois GO	5.000%	10/1/31	4,460	4,920
	Illinois GO	5.000%	5/1/32	1,000	1,121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	4.000%	6/1/32	80	80
Illinois GO	5.000%	7/1/32	1,000	1,122
Illinois GO	4.000%	10/1/32	3,490	3,595
Illinois GO	5.000%	3/1/33	6,000	6,604
Illinois GO	5.000%	5/1/33	4,900	4,944
Illinois GO	5.000%	7/1/33	2,000	2,235
Illinois GO	4.000%	10/1/33	2,990	3,054
Illinois GO	5.000%	10/1/33	1,960	2,095
Illinois GO	5.000%	10/1/33	4,465	4,775
Illinois GO	4.000%	12/1/33	3,425	3,445
Illinois GO	5.000%	5/1/34	3,680	4,087
Illinois GO	5.000%	7/1/34	5,000	5,559
Illinois GO	4.000%	10/1/34	100	101
Illinois GO	5.000%	3/1/35	1,500	1,637
Illinois GO	5.000%	5/1/35	6,345	6,993
Illinois GO	4.000%	6/1/35	120	119
Illinois GO	5.000%	7/1/35	5,000	5,515
Illinois GO	5.000%	12/1/35	1,500	1,572
Illinois GO	5.000%	3/1/36	2,400	2,601
Illinois GO	5.000%	5/1/36	1,000	1,092
Illinois GO	5.000%	7/1/36	2,715	2,964
Illinois GO	4.125%	10/1/36	2,000	2,017
Illinois GO	5.000%	12/1/36	5,500	5,740
Illinois GO	5.000%	3/1/37	3,750	4,036
Illinois GO	5.000%	5/1/37	1,590	1,721
Illinois GO	4.000%	7/1/37	2,000	1,985
Illinois GO	4.000%	10/1/37	4,150	4,107
Illinois GO	4.000%	3/1/38	3,000	2,951
Illinois GO	5.250%	5/1/38	1,590	1,737
Illinois GO	4.000%	10/1/38	1,000	983
Illinois GO	5.000%	12/1/38	1,000	1,035
Illinois GO	5.000%	5/1/39	2,000	2,075
Illinois GO	5.000%	5/1/39	1,655	1,662
Illinois GO	5.250%	5/1/39	2,485	2,704
Illinois GO	5.500%	5/1/39	4,620	5,049
Illinois GO	4.000%	3/1/40	5,000	4,864
Illinois GO	5.250%	5/1/40	1,595	1,728
Illinois GO	4.000%	10/1/40	1,975	1,920
Illinois GO	3.000%	12/1/40	4,500	3,631
Illinois GO	4.250%	12/1/40	2,650	2,608
Illinois GO	5.000%	1/1/41	2,875	2,899
Illinois GO	4.000%	3/1/41	3,275	3,163
Illinois GO	5.250%	5/1/41	2,695	2,909
Illinois GO	4.000%	11/1/41	2,730	2,635
Illinois GO	5.250%	5/1/42	2,590	2,785
Illinois GO	4.000%	10/1/42	3,065	2,932
Illinois GO	5.250%	5/1/43	1,250	1,342
Illinois GO	5.125%	10/1/43	4,500	4,800
Illinois GO	4.000%	11/1/44	1,000	946
Illinois GO	5.750%	5/1/45	4,485	4,902
Illinois GO	4.250%	10/1/45	3,965	3,887
Illinois GO	5.500%	10/1/45	4,500	4,937
Illinois GO	5.000%	3/1/46	11,000	11,482
Illinois GO	5.250%	10/1/46	5,000	5,344
Illinois GO	5.500%	3/1/47	10,000	10,890
Illinois GO	5.500%	5/1/47	6,780	7,390
Illinois GO	5.250%	10/1/47	1,495	1,595
Illinois GO	4.500%	5/1/48	1,835	1,830

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	222
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,400	3,505
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	309
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,435
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,024
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	613
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,912
Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,136
Illinois Sales Tax Revenue	5.000%	6/15/25	315	315
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,532
Illinois Sales Tax Revenue	5.000%	6/15/29	245	253
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,099
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	2,420	2,480
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,085
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,275
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,661
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,270	2,416
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,300	2,448
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5,015	5,439
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,585	3,888
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	17,475	19,268
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,970	2,208
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,775	1,989
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	2,760	2,781
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	3,000	3,021
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,080	18,039
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,715	1,924
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	189
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	2,500	2,517
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	2,000	2,079
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,723
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	11,025	11,257
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,667
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,926
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	144
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,005
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,550	19,936
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	413
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	5,000	5,132
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,004
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	255
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	361
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,073
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	15,070	15,360
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	12,715	13,080
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	5,648
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	17,200	17,098
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	10,250	10,741
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	3,000	3,290
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	8,415	9,084
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,170	5,747
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	17,830	17,589
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,000	1,055
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,460	7,017
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	7,224
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	2,780	2,683
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	182
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	190
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	55
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,402
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	639
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	6,450	4,015
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	15,425	9,335
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	906
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	7,059
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	446
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	260
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	119
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	247
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	704
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,016
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,723
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	4,270	4,125
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	830
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	1,625	636
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	603
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	10,540	9,817
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	11,600	10,567
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	2,197
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	6,070	1,396
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	258
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	29,435	6,164
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	2,250	471
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,987
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	9,500	9,588
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,000	4,595
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	1,000	1,014
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	270	72
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	250
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,543
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	555	589
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,445	2,581
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,515
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,159
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,552
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,449
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	148
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,488
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,701
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	8,618
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	3,475	4,286
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	4,250	4,345
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,862
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,574
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	472
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	185
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	228
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,098
[7]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	367
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	8,785	9,335
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,815	2,149
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	212
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,837
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,170
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,314
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	2,784
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,929
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	16,945
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	6,000	6,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	4,600	4,696
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,553
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,088
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,250	6,882
[4]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,455
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,000	2,275
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,000	2,237
[4]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	3,148
[4]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,660	1,843
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,185	1,185
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,295	1,287
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,000	2,087
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,000	2,990
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	20,000	18,873
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,304
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	509
[1]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,318
[1]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,758
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,364
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	295
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	65
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	205
[5]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	6,977
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,080
					1,666,804
Indiana (0.5%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,189
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	734
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	783
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	522
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,926
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,757
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,773
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,474
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,457
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	1,590	1,686
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,000	3,448
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	3,000	3,114
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,278
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,302
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	8,840	9,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	310	330
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	984
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	182
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	311
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,025	5,208
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	361
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,531
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	636
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	2,105
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	3,350	3,741
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,500	1,282
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,124
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,296
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,520	4,641
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	75	82
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	655
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,885
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/39	1,000	1,025
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	122
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,969
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,055
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,346
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	4,997
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,870
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/54	1,995	2,083
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,554
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	15,090
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	1,000	1,064
[5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	14,086
	Purdue University COP	5.000%	7/1/25	130	135
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	600
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,681
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,271
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,297
					144,816
Iowa (0.1%)
	Des Moines IA GO	2.000%	6/1/32	2,015	1,741
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,995
	Iowa Finance Authority Water Revenue	5.000%	8/1/23	1,800	1,800
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	109
	Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	5
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,771
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	5,265	5,561
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	3,000	3,590
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/35	2,300	2,726
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/36	4,000	4,683
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,435
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	4,940	5,115
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,470
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	205
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,310	5,580
					39,786
Kansas (0.3%)
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	11,940
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,886
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	249
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	475	493
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	684
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	100	103
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,168
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	15,000	15,524
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,333
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	10,025	10,373
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	6,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	248
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	11,365	11,725
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,589
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,925
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,245
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	765	791
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,294
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	92
					91,667
Kentucky (0.2%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,896
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/24	1,500	1,502
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/25	2,325	2,328
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	2,235	2,274
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	178
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	258
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	252
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	206
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	199
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	229
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	431
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	290
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	4,311
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,063
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	801
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	795	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,601
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,154
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	357
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,070	1,086
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	175	181
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	170	173
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	416
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	5,590	5,904
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,730	5,008
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	2,845	3,012
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	802
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,301
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	191
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	10,716
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	3,837
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,205	1,432
					56,464
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,521
[1]	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	5,094
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	2,100	2,125
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	8,978
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	14,115	13,976
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,883
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/48	2,000	1,970
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,167
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	8,565	9,007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,108
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	22,000	22,264
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	2,634	2,688
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	6,065
Louisiana GO	5.000%	8/1/25	350	356
Louisiana GO	5.000%	8/1/25	2,000	2,069
Louisiana GO	5.000%	8/1/27	680	720
Louisiana GO	5.000%	2/1/28	1,630	1,643
Louisiana GO	5.000%	8/1/28	10,000	10,585
Louisiana GO	4.000%	2/1/31	350	351
Louisiana GO	4.000%	2/1/33	5,020	5,037
Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,602
Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	1,900	1,936
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,000	1,069
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	1,000	1,067
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,065
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,605	1,704
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,916
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,609
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	1,675	1,761
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,305
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,099
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,099
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	2,380	2,266
Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	403
Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,723
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,910
Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	4

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	509
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	3,000	3,226
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	3,000	3,276
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	9,650	9,943
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,191
New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	155	159
New Orleans City LA GO	5.000%	12/1/40	3,645	3,876
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	390
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,500	5,626
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,910
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	20
				189,271
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,968
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,257
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,694
University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,486
University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,471
				20,876
Maryland (2.1%)
Anne Arundel County MD GO	5.000%	4/1/35	900	1,069
Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,229
Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,184
Anne Arundel County MD GO	5.000%	10/1/42	4,420	5,006
Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,486
Anne Arundel County MD GO	5.000%	4/1/43	1,030	1,164
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	10,357
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,594
Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	2,400	2,573
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,254
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	60
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,282
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,103
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,000	1,003
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	577
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,145	1,167
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	3,670	3,823
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	1,085	1,130

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	612
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	390	415
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	150
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,260	2,452
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,685	1,796
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,435	1,450
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,473
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	135
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	7,520	8,170
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,410	8,064
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,050	3,254
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,215	1,211
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,617
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	855	847
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,849
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,104
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	8,015	7,750
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	16,306
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,087
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,658
Maryland GO	5.000%	8/1/23	8,085	8,085
Maryland GO	5.000%	8/1/23	325	325
Maryland GO	5.000%	8/1/23	4,725	4,725
Maryland GO	5.000%	3/15/24	2,045	2,067
Maryland GO	5.000%	3/15/24	1,620	1,638
Maryland GO	5.000%	6/1/24	1,900	1,928
Maryland GO	4.000%	8/1/24	16,865	17,004
Maryland GO	5.000%	8/1/24	1,720	1,751
Maryland GO	5.000%	8/1/24	7,495	7,630
Maryland GO	5.000%	8/1/24	8,980	9,142
Maryland GO	5.000%	8/1/24	14,105	14,359
Maryland GO	5.000%	8/1/24	3,695	3,762
Maryland GO	5.000%	3/15/25	1,770	1,823
Maryland GO	5.000%	3/15/25	135	139
Maryland GO	4.000%	6/1/25	5,455	5,497
Maryland GO	5.000%	8/1/25	29,855	30,991
Maryland GO	5.000%	8/1/25	200	208
Maryland GO	5.000%	8/1/25	3,000	3,114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	3/15/26	1,745	1,834
Maryland GO	5.000%	3/15/26	2,900	3,047
Maryland GO	5.000%	3/15/26	2,110	2,217
Maryland GO	5.000%	6/1/26	1,425	1,445
Maryland GO	3.000%	8/1/26	2,785	2,778
Maryland GO	4.000%	8/1/26	1,100	1,100
Maryland GO	5.000%	8/1/26	8,920	9,452
Maryland GO	5.000%	8/1/26	1,525	1,616
Maryland GO	5.000%	8/1/26	255	270
Maryland GO	5.000%	8/1/26	1,660	1,759
Maryland GO	5.000%	3/15/27	2,240	2,405
Maryland GO	4.000%	6/1/27	3,280	3,300
Maryland GO	4.000%	8/1/27	1,110	1,110
Maryland GO	5.000%	8/1/27	1,480	1,602
Maryland GO	5.000%	8/1/27	4,805	5,202
Maryland GO	5.000%	8/1/27	1,865	2,019
Maryland GO	5.000%	8/1/27	1,510	1,635
Maryland GO	5.000%	3/1/28	14,300	15,677
Maryland GO	5.000%	3/15/28	2,715	2,917
Maryland GO	5.000%	3/15/28	2,595	2,847
Maryland GO	5.000%	3/15/28	495	543
Maryland GO	5.000%	3/15/28	25	27
Maryland GO	4.000%	6/1/28	2,120	2,134
Maryland GO	5.000%	8/1/28	5,290	5,853
Maryland GO	5.000%	8/1/28	9,450	10,455
Maryland GO	5.000%	8/1/28	6,555	7,252
Maryland GO	5.000%	8/1/28	5,360	5,930
Maryland GO	5.000%	8/1/28	4,405	4,873
Maryland GO	5.000%	3/15/29	2,805	3,021
Maryland GO	5.000%	3/15/29	1,560	1,748
Maryland GO	4.000%	6/1/29	3,880	3,904
Maryland GO	4.000%	8/1/29	1,130	1,130
Maryland GO	4.000%	8/1/29	4,000	4,295
Maryland GO	5.000%	8/1/29	1,860	2,101
Maryland GO	5.000%	8/1/29	4,000	4,518
Maryland GO	5.000%	8/1/29	100	111
Maryland GO	3.000%	3/1/30	200	197
Maryland GO	4.000%	3/15/30	675	700
Maryland GO	4.000%	6/1/30	25,000	25,145
Maryland GO	5.000%	8/1/30	120	136
Maryland GO	5.000%	8/1/30	3,725	4,287
Maryland GO	5.000%	8/1/30	2,625	3,021
Maryland GO	5.000%	3/1/31	3,945	4,586
Maryland GO	5.000%	3/15/31	2,280	2,558
Maryland GO	5.000%	6/1/31	16,455	19,209
Maryland GO	5.000%	8/1/31	1,235	1,395
Maryland GO	5.000%	8/1/31	4,375	4,842
Maryland GO	4.000%	8/1/32	7,000	7,334
Maryland GO	3.125%	3/15/33	1,050	1,037
Maryland GO	5.000%	6/1/34	24,310	28,717
Maryland GO	5.000%	8/1/34	2,000	2,293
Maryland GO	5.000%	6/1/35	15,000	17,580
Maryland GO, Prere.	5.000%	8/1/23	580	580
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,001
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,377

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	5,058
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	356
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	240
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,349
Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,065	3,529
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,817
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,051
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	10,823
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,794
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,002
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,045	5,545
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	15,155	16,428
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,501
Maryland Water Infrastructure Financing Administration Water Revenue	2.800%	3/1/26	1,660	1,623
Montgomery County MD GO	5.000%	11/1/23	3,495	3,510
Montgomery County MD GO	5.000%	11/1/24	175	179
Montgomery County MD GO	5.000%	10/1/25	1,000	1,041
Montgomery County MD GO	5.000%	11/1/25	1,530	1,562
Montgomery County MD GO	5.000%	10/1/26	12,055	12,820
Montgomery County MD GO	5.000%	10/1/27	1,810	1,968
Montgomery County MD GO, Prere.	5.000%	11/1/24	755	772
Montgomery County MD GO, Prere.	5.000%	11/1/24	115	118
Prince George's County MD GO	5.000%	7/15/24	1,000	1,017
Prince George's County MD GO	4.000%	7/15/30	5,170	5,429
Prince George's County MD GO	3.000%	7/15/35	1,620	1,545
Prince George's County MD GO	3.000%	7/15/36	1,980	1,848
Prince George's County MD GO	5.000%	7/15/36	1,725	1,875
Prince George's County MD GO	5.000%	7/1/37	6,435	7,397
Prince George's County MD GO	5.000%	7/1/38	4,280	4,889
Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/36	10,515	8,657
Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/37	10,740	8,601
Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/38	10,970	8,573
				632,688
Massachusetts (4.7%)
Andover MA GO	2.000%	9/15/38	1,095	829
Attleboro MA GO	2.625%	10/15/50	3,330	2,284
Boston MA GO	5.000%	11/1/30	10,430	12,122
Braintree MA GO	1.750%	10/15/32	2,005	1,690
Braintree MA GO	1.750%	10/15/33	2,040	1,698
Braintree MA GO	1.750%	10/15/34	2,075	1,684
Braintree MA GO	2.000%	10/15/35	2,115	1,717
Braintree MA GO	2.000%	10/15/36	2,160	1,702
Braintree MA GO	2.125%	10/15/37	2,205	1,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Braintree MA GO	2.125%	10/15/38	2,250	1,695
	Braintree MA GO	2.125%	10/15/39	2,300	1,696
	Braintree MA GO	2.125%	10/15/40	2,350	1,697
	Brockton MA GO	4.000%	8/1/47	4,195	4,116
	Brookline MA GO	1.625%	2/15/33	3,000	2,487
	Brookline MA GO	1.625%	2/15/34	6,235	5,084
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	8,035	8,159
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,091
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,675
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	2,000	2,032
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	615
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,075
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	356
	Commonwealth of Massachusetts GO	5.000%	10/1/23	30,900	30,982
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,250	1,255
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	5,571
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/23	2,400	2,418
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	151
	Commonwealth of Massachusetts GO	5.000%	7/1/24	8,950	9,097
	Commonwealth of Massachusetts GO	5.000%	8/1/24	23,950	24,381
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,955	7,110
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	307
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,342
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,153
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,124
	Commonwealth of Massachusetts GO	5.000%	1/1/25	8,035	8,245
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,001
	Commonwealth of Massachusetts GO	5.000%	5/1/25	2,400	2,479
	Commonwealth of Massachusetts GO	5.000%	7/1/25	7,805	8,082
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,971
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,266
	Commonwealth of Massachusetts GO	5.000%	8/1/25	2,875	2,982
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,629
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,759
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	722
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	245
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	825
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	429
	Commonwealth of Massachusetts GO	5.000%	3/1/26	55	58
	Commonwealth of Massachusetts GO	5.000%	5/1/26	550	580
	Commonwealth of Massachusetts GO	5.000%	7/1/26	5,160	5,465
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,295	4,549
	Commonwealth of Massachusetts GO	5.000%	7/1/26	880	932
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	106
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,126
	Commonwealth of Massachusetts GO	5.000%	10/1/26	1,155	1,230
	Commonwealth of Massachusetts GO	5.000%	11/1/26	50	53
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,424
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,785	9,391
	Commonwealth of Massachusetts GO	5.000%	1/1/27	195	209
	Commonwealth of Massachusetts GO	5.000%	5/1/27	570	616
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	971
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,745	1,892
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,622
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,115	1,209
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,888
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	7,703
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	485
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	100
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,106
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,036
	Commonwealth of Massachusetts GO	5.250%	8/1/28	5,000	5,600
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	3,053
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,000	2,228
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	6,053
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	439
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	104
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	5,031
	Commonwealth of Massachusetts GO	5.000%	7/1/29	1,695	1,913
	Commonwealth of Massachusetts GO	5.000%	7/1/29	110	124
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,552
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,545
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,709
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,384
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,400	1,607
[7]	Commonwealth of Massachusetts GO	5.500%	8/1/30	9,970	11,597
	Commonwealth of Massachusetts GO	5.000%	10/1/30	8,975	10,346
	Commonwealth of Massachusetts GO	5.000%	5/1/31	2,015	2,346
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,160	7,567
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,060	5,347
	Commonwealth of Massachusetts GO	5.000%	7/1/31	10,810	11,191
	Commonwealth of Massachusetts GO	5.000%	11/1/31	1,920	2,092
	Commonwealth of Massachusetts GO	5.000%	5/1/32	3,000	3,546
	Commonwealth of Massachusetts GO	4.000%	11/1/32	6,000	6,257
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,000	11,719
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,245	1,337
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,150
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,495	2,528
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,000	2,391
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,765	7,000
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,860	7,241
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,620	7,791
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	200
	Commonwealth of Massachusetts GO	5.000%	5/1/34	3,250	3,869
	Commonwealth of Massachusetts GO	5.000%	2/1/35	4,425	4,729
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,854
	Commonwealth of Massachusetts GO	4.000%	5/1/35	2,700	2,701
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,945	5,106
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	666
	Commonwealth of Massachusetts GO	3.000%	11/1/35	7,110	6,729
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	127
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	978
	Commonwealth of Massachusetts GO	5.000%	2/1/36	3,500	3,725
	Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,199
	Commonwealth of Massachusetts GO	5.000%	5/1/36	1,500	1,746
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,116
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,250	5,463
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	200
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	111

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,111
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,097
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,142
Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	7,898
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	10,125
Commonwealth of Massachusetts GO	5.000%	12/1/38	775	811
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,195
Commonwealth of Massachusetts GO	4.000%	9/1/39	6,880	6,850
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,795
Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	1,002
Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	7,048
Commonwealth of Massachusetts GO	4.000%	5/1/40	335	334
Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,518
Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	7,913
Commonwealth of Massachusetts GO	3.000%	11/1/40	500	432
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,936
Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,239
Commonwealth of Massachusetts GO	3.000%	4/1/41	645	548
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,353
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,150	1,296
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,888
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,000	2,007
Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,063
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,580	2,567
Commonwealth of Massachusetts GO	4.000%	2/1/42	4,275	4,270
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,764
Commonwealth of Massachusetts GO	5.000%	5/1/42	2,800	3,140
Commonwealth of Massachusetts GO	4.000%	9/1/42	1,215	1,209
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,102
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,300	1,396
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,250	2,516
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,285	3,674
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,167
Commonwealth of Massachusetts GO	3.000%	4/1/44	8,925	7,324
Commonwealth of Massachusetts GO	4.000%	5/1/45	260	257
Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,570
Commonwealth of Massachusetts GO	5.000%	7/1/45	1,190	1,285
Commonwealth of Massachusetts GO	5.000%	11/1/45	855	898
Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,504
Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,512
Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	987
Commonwealth of Massachusetts GO	5.000%	3/1/46	20,250	20,348
Commonwealth of Massachusetts GO	4.000%	4/1/46	2,045	2,006
Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	4,527
Commonwealth of Massachusetts GO	3.000%	9/1/46	4,965	4,004
Commonwealth of Massachusetts GO	3.000%	3/1/47	11,735	9,369
Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,728
Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,098
Commonwealth of Massachusetts GO	5.000%	4/1/47	13,435	13,988
Commonwealth of Massachusetts GO	5.250%	4/1/47	6,850	7,209
Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,357
Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,868
Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	9,139
Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	7,909
Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	7,386
Commonwealth of Massachusetts GO	5.000%	5/1/48	7,500	8,228
Commonwealth of Massachusetts GO	5.000%	7/1/48	14,575	15,650
Commonwealth of Massachusetts GO	5.000%	9/1/48	5,000	5,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,445	4,695
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	3,138
	Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,324
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	8,240
	Commonwealth of Massachusetts GO	2.000%	4/1/50	21,500	12,648
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	23,637
	Commonwealth of Massachusetts GO	2.125%	4/1/51	7,500	4,496
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,746
	Commonwealth of Massachusetts GO	5.000%	11/1/52	1,000	1,089
	Commonwealth of Massachusetts GO	5.000%	5/1/53	21,700	23,692
	Commonwealth of Massachusetts Intergovernmental Agreement Revenue	5.000%	5/1/35	1,000	1,176
[5]	Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/34	28,000	32,939
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	103
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	113
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	276
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	274
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	285
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,820
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	3,640	3,826
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	16,930	16,607
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	6,985	7,292
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	5,385	5,680
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	9,673
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	10,000	10,831
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	10,925
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	6,790	7,381
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,177
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,119
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,654
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	1,150	1,133
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,331
	Easton MA GO	2.500%	10/15/46	3,000	2,087
	Gloucester MA GO	2.250%	9/15/46	300	198
	Hingham MA GO	2.375%	2/15/50	2,500	1,642
	Lowell MA GO	3.000%	9/1/34	1,000	960

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lowell MA GO	2.250%	9/1/49	1,670	1,054
Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/24	140	142
Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/25	2,080	2,155
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	803
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,140	13,928
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,367
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,340
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	199
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	6,152
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	215
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,022
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	2,967
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	3,850
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,293
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	9,899
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/48	3,750	3,659
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	3,000	3,376
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	12,869
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	12,000	11,585
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	3,660	3,518
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	4,450	4,963
Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	3,000	3,271
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	982
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,000	3,295
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	153
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,043
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	122
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,715
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	524
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,026
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	6,140	6,548
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	799
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,001
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	26,180	27,843
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	18,855	20,009
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,078
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,661
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	5,310	5,345
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,265
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,005	1,009
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,745	2,746
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	6,615	6,530
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	5,990	6,019
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/46	2,000	2,062
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	831
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	20,055	20,107
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,730
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	23,605	23,665
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	2,105	2,322
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	2,700	2,196
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	6,166
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	6,442
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	2,000	1,574
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	5,656
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	4.000%	6/1/29	13,000	13,956
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	292
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,087
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	154
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	178
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,190	1,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	618
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/35	6,090	6,120
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,810
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,301
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,815	14,231
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,490	5,386
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,450	2,538
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	2,306
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	1,510	1,525
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,300	2,322
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,365	1,418
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,640	21,656
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,021
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,868
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	115
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/23	2,000	2,000
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	115
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	16,235	17,237
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	8,765	9,521
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	1,480	1,622
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	2,960	3,319
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,000	2,122
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,177
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	95
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	934
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,286
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,255	5,317
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,954
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	600
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	1,150	1,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	35
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	320	340
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	18,900	20,072
	Milford MA GO	2.000%	12/1/35	2,750	2,193
	Milford MA GO	2.000%	12/1/38	3,000	2,196
	Milford MA GO	2.000%	12/1/39	3,000	2,149
	Stoneham MA GO	2.000%	1/15/34	4,000	3,396
	Stoneham MA GO	2.000%	1/15/35	4,080	3,393
	Stoneham MA GO	2.000%	1/15/36	4,165	3,365
	Sutton MA GO	2.700%	6/1/30	1,625	1,548
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	1,000	1,022
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,473
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,810
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,925
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	4,899
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,321
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	19,148
	Worcester MA GO	2.000%	2/1/47	7,960	4,988
					1,452,338
Michigan (1.4%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	173
[1,10]	Detroit City School District GO	6.000%	5/1/29	6,765	7,512
[1,10]	Detroit City School District GO	5.250%	5/1/30	14,980	17,199
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	332
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	782
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,165
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,172
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/52	7,170	7,688
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,107
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	15,000	15,732
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	162
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	4,105
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	79
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	670
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,460
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,366
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	1,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	19,745	20,201
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	868
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	14,275	14,291
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,161
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	15,560	16,532
	Lansing Community College GO	5.000%	5/1/44	3,000	3,197
	Lansing Community College GO	3.000%	5/1/49	1,720	1,299
[1]	Lansing MI GO	4.125%	6/1/48	3,000	2,932
[1]	Lansing MI GO	5.000%	6/1/48	3,000	3,255
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	873
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,770	1,817
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	8,325	8,928
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	1,524
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	1,500	1,582
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	3,391
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,743
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	2,910	2,923
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	2,814
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	430
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	2,595	2,629
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	17,150	17,365
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	116
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,336
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	256
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	768
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	256
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	716
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	791
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,560	2,726
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	575	613
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,651
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,680	2,711
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	405
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	11,550	11,702
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	3,600	3,649
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,030
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	9,165
	Michigan State Building Authority Appropriations Revenue	4.000%	10/15/49	4,030	3,927
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	65	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	148
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,408
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	720
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,645
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	516
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	3,270	3,171
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	550	571
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	8,070	8,366
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	19,700	19,763
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	4,720	4,903
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	1,958
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,193
[4]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	6,500	6,309
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	1,350	1,355
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	5,365	5,486
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	1,625	1,772
	Michigan State Building Authority Lease (Non-Terminable) Revenue	4.000%	10/15/46	10,970	10,929
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	8,500	6,462
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,232
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,848
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	3,914
	Michigan State University College & University Revenue	5.000%	2/15/48	275	289
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	1,150	1,251
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	3,630	4,034
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,220	1,383
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	1,145	1,316
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,055	2,387
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,000	6,922
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,602
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	77
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,096
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,850	5,962
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	13,000	12,770
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,892
	Novi Community School District GO	4.000%	5/1/47	1,200	1,154
[10]	Troy School District GO	5.000%	5/1/47	5,000	5,496
[10]	Troy School District GO	5.000%	5/1/52	3,500	3,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan College & University Revenue	5.000%	4/1/24	310	314
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,765	7,130
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,000	4,304
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	3,734
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,356
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,729
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,604
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	570
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,087
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,076
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	4,342
					436,538
Minnesota (0.5%)
	Hennepin County MN GO	5.000%	12/15/36	6,515	7,278
	Metropolitan Council GAN GO	5.000%	12/1/25	15,740	16,440
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,634
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	10,917
	Metropolitan Council GO GAN	5.000%	12/1/24	375	384
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	3,580	3,806
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,721
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	11,953
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	785	818
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	298
	Minnesota Appropriations Revenue	5.000%	3/1/24	6,160	6,220
	Minnesota Appropriations Revenue	5.000%	3/1/29	100	112
	Minnesota GO	2.000%	8/1/23	10,000	10,000
	Minnesota GO	5.000%	8/1/23	1,000	1,000
	Minnesota GO	5.000%	8/1/23	6,455	6,455
	Minnesota GO	5.000%	8/1/24	400	407
	Minnesota GO	5.000%	8/1/24	5,250	5,344
	Minnesota GO	5.000%	9/1/24	2,965	3,023
	Minnesota GO	4.000%	10/1/24	960	961
	Minnesota GO	5.000%	10/1/24	1,000	1,021
	Minnesota GO	5.000%	8/1/25	330	343
	Minnesota GO	5.000%	8/1/25	8,000	8,306
	Minnesota GO	4.000%	10/1/25	2,960	2,963
	Minnesota GO	5.000%	10/1/25	2,465	2,568
	Minnesota GO	5.000%	8/1/26	3,400	3,608
	Minnesota GO	5.000%	8/1/27	2,630	2,729
	Minnesota GO	5.000%	8/1/27	3,215	3,406
	Minnesota GO	5.000%	9/1/27	1,000	1,087
	Minnesota GO	5.000%	9/1/28	12,510	13,895

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO	5.000%	9/1/30	5,000	5,780
Minnesota GO	5.000%	9/1/32	2,500	2,917
Minnesota GO	4.000%	9/1/39	1,000	1,034
Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,676
Owatonna Independent School District No. 761 GO	2.250%	2/1/41	1,075	776
Scott County MN GO	3.000%	12/1/36	1,645	1,559
University of Minnesota College & University Revenue	5.000%	9/1/40	1,240	1,312
University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,570
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,387
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	201
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	80	81
				156,990
Mississippi (0.1%)
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	6,791
Mississippi GO	5.000%	10/1/26	3,485	3,623
Mississippi GO	5.000%	10/1/27	1,285	1,392
Mississippi GO	5.000%	10/1/28	1,510	1,638
Mississippi GO	5.000%	10/1/29	215	233
Mississippi GO	5.000%	10/1/30	880	952
Mississippi GO	4.000%	10/1/36	1,265	1,278
Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,562
Mississippi GO, Prere.	5.000%	10/1/27	220	239
Mississippi GO, Prere.	5.000%	10/1/27	2,250	2,444
Mississippi GO, Prere.	5.000%	10/1/27	5,930	6,441
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,340
				34,933
Missouri (0.4%)
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	36
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	305
Kansas City MO Appropriations Revenue	5.000%	9/1/30	2,760	3,081
Kansas City MO Appropriations Revenue	5.000%	9/1/31	2,155	2,431
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,000	1,139
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,055	1,203
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	503
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	2,000	2,016
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,536
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	454
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	619
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	616
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	837
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,813
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	810
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,297
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	426
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	201
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	8,625	8,739
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,756
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	100
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	85	86
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,848
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,968
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	487
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	17,879
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	157
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	10,102
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	10,052
	Springfield School District No. R-12 GO	5.000%	3/1/37	14,250	15,508
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,681
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,945
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,472
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	887
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,428
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,143
[5]	St. Louis MO Airport Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	1,770	2,012
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	520	578
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	464
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	342
					123,847
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,262
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,128
[1]	Fremont School District GO	5.000%	12/15/30	200	229
[1]	Fremont School District GO	5.000%	12/15/31	250	288
[1]	Fremont School District GO	5.000%	12/15/32	275	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fremont School District GO	4.000%	12/15/33	420	445
[1]	Fremont School District GO	4.000%	12/15/34	550	580
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	3,820
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	2,840	3,081
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,846
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,069
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	4,250	4,258
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	175
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	11,410	11,428
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	9,114
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,480	6,492
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	7,765	8,207
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	1,953
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,464
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,726
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,066
	Omaha School District GO	4.000%	12/15/31	6,100	6,304
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	9,831
	Sarpy County NE GO	1.500%	6/1/30	2,390	2,029
	Sarpy County NE GO	1.500%	6/1/31	2,470	2,050
	Sarpy County NE GO	1.500%	6/1/31	2,435	2,020
	Sarpy County NE GO	1.625%	6/1/32	2,515	2,076
	Sarpy County NE GO	1.625%	6/1/32	2,485	2,052
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	5,000	4,666
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	9,974
					112,954
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	5,633
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,284
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,120
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	112
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,245	1,306
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,203
	Clark County NV GO	5.000%	11/1/26	270	287
	Clark County NV GO	5.000%	11/1/27	495	525
	Clark County NV GO	5.000%	11/1/28	80	85
	Clark County NV GO	4.000%	6/1/31	565	587
	Clark County NV GO	4.000%	11/1/31	860	885
	Clark County NV GO	5.000%	11/1/31	6,545	7,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	6/1/32	10,475	11,228
	Clark County NV GO	4.000%	11/1/32	990	1,017
	Clark County NV GO	5.000%	6/1/43	12,105	12,826
	Clark County NV GO	4.000%	7/1/44	5,050	4,966
	Clark County NV GO	5.000%	5/1/48	5,100	5,361
	Clark County School District GO	5.000%	6/15/24	840	851
	Clark County School District GO	5.000%	6/15/24	245	248
	Clark County School District GO	5.000%	6/15/25	5,795	5,968
	Clark County School District GO	5.000%	6/15/25	1,015	1,045
	Clark County School District GO	5.000%	6/15/26	100	104
	Clark County School District GO	5.000%	6/15/26	2,815	2,954
	Clark County School District GO	5.000%	6/15/27	2,050	2,131
	Clark County School District GO	5.000%	6/15/28	4,450	4,625
[1]	Clark County School District GO	5.000%	6/15/33	1,625	1,833
[1]	Clark County School District GO	3.000%	6/15/39	3,000	2,543
[1]	Clark County School District GO	3.000%	6/15/39	800	673
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,005
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	5,000	5,104
	Clark GO	4.000%	7/1/47	9,645	9,349
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	5,000	5,719
[1]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,090	4,109
	Henderson NV GO	4.000%	6/1/50	3,175	3,092
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	183
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	168
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	14,144
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	193
[4]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/49	4,000	4,292
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	7,326
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,000	3,099
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	607
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	260
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,400	4,403
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,063
	Las Vegas Valley Water District GO	5.000%	6/1/41	10,575	10,913
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,089
	Las Vegas Valley Water District GO	4.000%	6/1/42	2,125	2,122
	Las Vegas Valley Water District GO	5.000%	6/1/46	5,345	5,499
	Nevada COP (Nevada State College Project)	5.000%	6/1/43	10,145	10,172
	Nevada GO	5.000%	4/1/24	3,205	3,241
	Nevada GO	5.000%	11/1/24	290	297
	Nevada GO	5.000%	4/1/26	130	134
	Nevada GO	5.000%	11/1/26	1,005	1,037
	Nevada GO	5.000%	4/1/27	300	309
	Nevada GO	2.000%	5/1/41	2,030	1,395
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	680	697
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	385	402
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	2,640	2,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	4,125	4,342
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	274
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	887
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	103
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,100
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	220
					199,828
New Jersey (4.6%)
	Borough of Sayreville NJ GO	2.000%	11/1/31	1,390	1,207
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	15
	Essex County NJ GO	2.000%	9/1/42	1,000	686
	Essex County NJ GO	2.125%	9/1/45	1,000	670
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	7,715	8,328
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,074
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	419
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	103
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,000	983
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,356
	Middlesex County Improvement Authority Highway Revenue	5.000%	8/15/53	2,500	2,735
	Montvale School District GO	2.000%	8/15/24	1,010	986
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	684
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	10,300	10,316
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,190
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,127
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,648
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	117
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,675	6,723
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	990
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,922
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,140	3,245
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	8,215	8,733
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	2,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,885	6,283
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,031
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,353
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,728
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	363
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,154
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,710
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,128
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,676
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	188
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	620
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	1,500	1,629
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	375	388
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	525	543
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	12,620	13,058
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	1,625	1,681
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	12/15/26	5,900	6,286
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	141
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	46
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	590	599
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	934
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	115	116
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	3,000	3,046
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,520	1,573
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,196
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,750	4,936
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,895	6,126
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,105	1,169
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	6,012
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	60	63
	New Jersey Economic Development Authority Dedicated Appropriations Revenue, Prere.	5.000%	12/15/28	1,795	1,995
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,036
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,907
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/24	3,350	3,378
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	5,000	5,121
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,000	5,196
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,000	1,024
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	10,150	10,888
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,098
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,078
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	4,735	4,752
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,840	5,949
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	961
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,144
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,470	3,651
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	176
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,225
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	8,210	8,192
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	9,215	9,116
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	630
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/23	630	632
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/33	1,220	1,386
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	13,048
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	5,310	5,608
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,322

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,598
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	134
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,275	2,336
New Jersey Economic Development Authority Lease (Appropriation) Revenue Prere.	4.000%	6/15/27	4,225	4,413
New Jersey Economic Development Authority Lease (Appropriation) Revenue Prere.	5.000%	6/15/27	1,500	1,621
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,820	4,129
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	627
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	1,075	1,072
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	127
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	196
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	716
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	6,440	6,547
New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	10,000	10,775
New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	13,861
New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	702
New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	662
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,053
New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	697
New Jersey GO	5.000%	6/1/24	17,320	17,556
New Jersey GO	5.000%	6/1/25	10,995	11,347
New Jersey GO	2.000%	6/1/26	2,000	1,907
New Jersey GO	5.000%	6/1/26	27,885	29,266
New Jersey GO	5.000%	6/1/26	220	227
New Jersey GO	2.000%	6/1/27	5,000	4,702
New Jersey GO	5.000%	6/1/27	27,205	29,138
New Jersey GO	5.000%	6/1/27	1,560	1,615
New Jersey GO	5.000%	6/1/28	3,580	3,710
New Jersey GO	5.000%	6/1/28	17,335	18,944
New Jersey GO	5.000%	6/1/29	6,265	6,980
New Jersey GO	5.000%	6/1/29	4,800	5,161
New Jersey GO	4.000%	6/1/30	5,370	5,690
New Jersey GO	4.000%	6/1/31	11,710	12,485
New Jersey GO	3.000%	6/1/32	12,395	11,822
New Jersey GO	4.000%	6/1/32	1,510	1,613
New Jersey GO	2.000%	6/1/34	6,040	4,986
New Jersey GO, Prere.	5.000%	6/1/25	200	207
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,107
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,091
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	2,000	2,129
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	5,000	5,416
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	1,250	1,418
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,551
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	11,325	11,599
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	2,066
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,252
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	820	825
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,343
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,370	2,400
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,135	9,633
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,585
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,550	2,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	2,120	2,236
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	9,695	10,141
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,990	1,709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,285
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	15,100	15,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,000	1,083
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,150	17,566
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	546
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,890	1,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,575	1,653
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,244
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	17,770	14,174
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	20,935	16,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	18,630	19,552
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,469
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,005
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,945	3,021
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,395	7,753
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,000	5,647
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	20,273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,825	2,813
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,850	7,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,000	5,692
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	9,865	10,127
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	35,020	24,839
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	7,575	8,231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,754
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,736
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	2,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,016
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	8,335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,600	6,252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,000	5,637
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	1,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,518
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	441
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	98
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,470	2,628
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	3,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,245	1,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	2,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,025	1,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,500	1,645
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,160	2,152
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	3,989
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	2,000	2,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	5,625	5,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	5,000	5,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	1,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	4,263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,034
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	10,000	10,911
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	10,000	10,680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,155	5,202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,500	2,759

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	6,635	6,695
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/36	1,000	1,128
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/37	1,000	1,100
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/38	1,000	1,093
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/39	2,500	2,768
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/40	1,000	1,084
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/41	2,000	2,210
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/42	3,250	3,507
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/43	3,170	3,487
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/44	6,000	6,455
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	470
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	284
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,000	1,121
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,000	1,111
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,027
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,925	4,951
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,640
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,076
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	753
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	798
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,937

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	350	356
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	1,961
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	8,530	9,022
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,790	1,791
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,576
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,552
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,881
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	5,222
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	51
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,500
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,393
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,032
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	4,182
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	3,265
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,081
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,170	3,165
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,027
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,428
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	9,300	9,160
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,602
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,085	18,610
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	8,982
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,510	14,093
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,023
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,020	4,539
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	12,210	11,547
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	18,500	19,173
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	8,162
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,415
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	2,500	2,525
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	3,073
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,581
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	818
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,104
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	647
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	507
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	22,875	11,225
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	238
[7,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	571
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	469
[7,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,815	2,504
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	934
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	96
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	13,814
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,302
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	2,972
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	983
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	331
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,385	1,493
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,510	1,533
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	15,530	16,339
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,055	1,152
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,825	2,867
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	959
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	6,995	7,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	276
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	544
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,605	3,693
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,945	2,066
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,940	2,024
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	8,595	8,718
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	110
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,945	4,189
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,250	2,305
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,675	5,090
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	466
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,825	3,916
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,500	3,808
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,025	5,330
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	11,725	11,886
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,070
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	9,065	9,603
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	595
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	536
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	7,174
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,043
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	12,295	13,036
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	19,145	19,162
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	2,000	2,215
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,920	2,894
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	7,610	7,798
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	153
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	986
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	12,000	13,221
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	10,705	10,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	10,393
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	7,093
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,733
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	12,000	13,429
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	7,100	7,216
[5]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	458
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,160
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,801
[5]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,868
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	80
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,415	5,610
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,272
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,479
					1,419,759
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	11,960	12,135
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	290	305
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	55
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	3,360	3,702
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	100	110
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	2,705	2,746
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,350
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,514
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	15,000	16,808
					59,725
New York (23.6%)
[4]	Battery Park City Authority Electric Power & Light Revenue	5.000%	11/1/26	220	235
[4]	Battery Park City Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	7,500	8,333
[4]	Battery Park City Authority Intergovernmental Agreement Revenue	5.000%	11/1/31	3,000	3,545
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	3,125	3,137
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	261
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	219
[4]	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	2,800	3,254
[4]	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,398
[4]	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,823
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	2,096
[4]	Battery Park City Authority Water Revenue	5.000%	11/1/24	210	215
[4]	Battery Park City Authority Water Revenue	5.000%	11/1/29	3,000	3,423
[4]	Battery Park City Authority Water Revenue	5.000%	11/1/53	7,000	7,732
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	2,075	2,018
[3]	Genesee NY GO	3.000%	3/15/36	1,000	920
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	374
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	101
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,526
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	4,068
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,758
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,115	4,378
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	850	904
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,268
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/35	3,000	3,173
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	534
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	211
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,039
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	628
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	31,810	33,266
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	930	913
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,068
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	3,649
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	24,515	23,913
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,188
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	100
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	289
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,803

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	364
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	7,057
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	345	379
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	650
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,008
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,521
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,253
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,522
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,642
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	214
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,245	1,286
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	2,843
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	18,175	17,740
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,283
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,390
Massapequa Union Free School District GO	2.000%	10/1/32	1,745	1,487
Metropolitan Transportation Authority	4.000%	11/15/52	1,290	1,251
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	553
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,279
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	385
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	434
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	434
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,355
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	353
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,043
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	1,675	1,816
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,256
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	167
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	399
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	15,380	16,207
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	582
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,527
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,720
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	5,174
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	8,152
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,764
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,555	10,441
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	902
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	27,455	27,529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	837
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	486
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	652
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	431
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	446
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,096
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	1,879
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	13,492
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	422
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,030
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,269
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	882
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,750	2,869
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	675	704
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,110	5,451
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	2,874
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	8,985	9,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	651
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	180	187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	469
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,062
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,926
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,785
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,249
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,845	3,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,835	4,084
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,658
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,523
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	207
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	293
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,875	4,021
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,143
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	233
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,260	7,730
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	18,140
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	267
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,695	2,707
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	616
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,500	1,503
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,134
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,501
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,803
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,098

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	4,985
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,566
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	11,982
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,585	1,617
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	735	750
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	227
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	884
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	4,695	4,647
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	299
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	494
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	607
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	4,070	4,167
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,175	6,086
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	99
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	610	601
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,185	1,185
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	18,260	18,263
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,955	3,956
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	850	850
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	955
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/38	3,210	3,228
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	552
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	2,939
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,385
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	335
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	2,231
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	6,820	6,882
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,435	10,034
Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	200	198
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,230	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	775	743
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,320	5,099
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	417
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	895
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	250	250
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	3,140	3,140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,719
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	19,041
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	980
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,330
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	270	255
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	5,675	5,367
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,891
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	20,175	20,537
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	8,895	8,926
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,603
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,762
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	879
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,906
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	5,172
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,953
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	156
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,676
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,047
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	19,825	18,444
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,717
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,496
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	14,820
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	4,201
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	18,467
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,518
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	11,657
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,475	4,601
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,107
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	12,370	12,980
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,757
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,578
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,435	4,511
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	4,475	4,515
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	185	184
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	116
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	255	256
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,267
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,022
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	5,470	5,389
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	1,000	985
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	13,025	12,480
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,146
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	3,840
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	2,714
	Nassau County NY GO	5.000%	10/1/23	3,155	3,164
	Nassau County NY GO	5.000%	10/1/27	975	1,064
	Nassau County NY GO	4.125%	4/1/47	2,900	2,865
[1]	Nassau County NY GO	4.125%	4/1/47	14,000	13,850
	Nassau County NY GO	4.250%	4/1/52	3,000	2,999
	Nassau County NY GO	4.000%	4/1/53	5,000	4,814
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,715
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,620	1,502
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,869
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,583
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	1,675	1,188
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,875
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	451
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	917
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	677
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,000	5,953
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,090	5,115
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,386
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,575	3,416
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,295	8,131
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	94
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	185	186
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	130	132
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	815	821
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	830	836
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	4,615	4,645
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,425	1,476
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,799
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	1,715	1,815
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,085	2,134
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,315	2,395
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,420	1,484
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,175	1,215
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	4,005	4,261

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	655	707
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,985	2,336
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	825	955
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,000	1,210
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,000	6,004
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	7,000	8,558
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,110	6,186
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,565	3,705
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,545	6,623
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,155	6,228
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	6,900	7,457
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10	10
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10,660	10,860
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	913
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,499
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	365	388
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,000	22,309
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,645	4,934
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,850	1,946
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,480
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	625	640
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,200	2,253
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,060	2,209
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	512
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,045	5,057
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,825	1,830
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,189
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,265	2,452
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,336
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,850	1,974

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,058
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,530	2,532
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,126
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,840
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	12,875	12,859
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,000	4,994
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	14,695	14,677
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	14,030	13,948
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	16,685	13,516
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,255	2,488
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	7,780	7,655
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	13,035	12,825
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	3,155	3,184
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	158
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	15,894
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	6,000	5,987
New York City Municipal Water Finance Authority Water Revenue	4.625%	6/15/46	3,000	3,001
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,888
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,000	5,551
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,539
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,680
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,100	1,083
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	8,610	8,558
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,380
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	9,980	10,381
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	8,125	8,965
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	5,000	5,540
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	841
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	5,000	5,669
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	21,215	18,523

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,360	3,013
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,872
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	22,989
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	1,000	1,075
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	23,807
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,835	11,579
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,136
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,020	10,781
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	9,284
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,000	5,329
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,500	3,750
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	820	628
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,710	8,494
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,530	4,838
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	2,312
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,000	3,236
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	21,205	23,596
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	274
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,000	2,069
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,630	1,658
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	176
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	635	673
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,995	2,162
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,815	5,210
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	340	376
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	3,080	3,407
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	4,983
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	264
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,100	1,215
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,105	1,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	585
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,775	4,087
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	1,095	1,207
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,555	1,712
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,345
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,100	4,503
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,056
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	774
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,749
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	18,050	19,645
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	665	680
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	5,960
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,270	3,541
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,149
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	14,805	15,168
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	615
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	9,615	9,521
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	12,626
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	763
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,974
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,000
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	10,855	11,289
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,610	1,708
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	7,125	7,720
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,185	1,309
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,075	1,103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	319
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	19,614
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,250	3,578
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,409

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,802
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	198
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,295
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	865	877
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	255
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	2,010	2,087
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,280	5,369
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,400
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	306
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,675	4,006
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	4,955	5,067
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	2,315	2,445
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	3,011
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	3,635	3,637
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,019
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	5,000	4,204
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	377
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,935
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,720	2,902
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,670	5,766
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	27,000	27,722
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,956
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,253
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	1,170	912
New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue	5.000%	7/15/28	1,090	1,206
New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue	4.000%	7/15/45	9,770	9,654
New York City Transitional Finance Authority Future Tax Sales Tax Revenue	5.000%	2/1/33	2,190	2,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	380	380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	447

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	1,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,775	1,782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	3,385	3,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	854
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	985	1,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,045	2,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,165	2,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,500	2,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	3,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,810	1,920
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	455	483
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	18,425	19,547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,725	1,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,225	1,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,180	17,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,000	1,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	315	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,340	1,452
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,075	4,415

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,225	4,578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,465	2,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,000	3,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	4,575	4,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,085	3,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,010	1,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,065	4,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	3,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,645	1,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	4,185	4,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,660	1,732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,330	6,672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,275	1,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,000	3,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	13,500	13,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,480	1,589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,025	2,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,450	1,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,950	3,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,625	3,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,075	2,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	10,510	10,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,120	1,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,465	5,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,595

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	11,200	11,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,170	3,339
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,005	1,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	10,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,085	15,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,920	5,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,510	5,596
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,000	5,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,000	2,130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	9,960	10,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,100	1,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,485	12,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,960	4,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,765	1,951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,545	1,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,361

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	4,795	5,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,340	1,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,000	2,383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,415	6,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,734
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	5,774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,640	2,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,000	6,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	10,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,000	1,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	3,320	3,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	13,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,790

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	11,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	2,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	3,930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,465	9,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,759
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,130	1,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	10,987
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,715	6,776
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,817
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	9,545	9,577
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,355	3,900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,812
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,400	2,682
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	14,135	14,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,483
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	2,682

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	400	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,490	1,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	11,954
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	10,755	10,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,500	10,672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,831
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	5,000	5,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	11,400	12,653
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	9,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	6,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,650	9,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	4,062
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,000	5,748
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	12,620	12,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,699
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	1,825	1,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,500	10,544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,675
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,575

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	11,790	12,945
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	18,050	17,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,734
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	20,430	20,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	11,000	10,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	1,640	1,644
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	5,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,130	11,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,160	1,145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	3,950	3,900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	9,500	10,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	7,575	7,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	9,710
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,000	1,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,120	2,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	23,890	23,507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	6,695	6,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	4,112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	6,000	6,883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,000	3,186

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	17,105	18,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	2,720	2,940
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,000	5,640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	9,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	3,905	4,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,425	8,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	11,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	12,900	14,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,679
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	5,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	1,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	12,500	12,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	15,965	17,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	70	70
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/29	6,680	7,494
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/32	2,890	3,013
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	18,600
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/34	3,200	3,783
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/35	3,000	3,526
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/36	1,285	1,492
New York City Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/42	1,600	1,581
New York City Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	6,000	5,924
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/44	1,335	1,467
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/45	4,760	5,199
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/45	1,640	1,794
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/48	1,465	1,595

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/53	5,000	4,839
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/53	2,000	2,160
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	128
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	102
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	9,675	9,812
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	1,455	1,635
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	1,650	1,844
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	1,685	1,870
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	1,705	1,886
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,676
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,203
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	167
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	786
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	9,540	9,683
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	2,100	2,379
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	924
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	253
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,716
New York City Water & Sewer System Water Revenue	4.500%	6/15/32	8,450	8,852
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	6,510	6,795
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,232
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	4,515	5,273
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	212
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,805	1,881
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	2,005	2,331
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,810	1,933
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	3,638
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	3,740
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,012
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	9,760	10,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	4,830
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,107
	New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	2,871
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	3,832
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,703
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,516
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	15,815	15,796
	New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	116
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,307
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	908
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	5,000	5,043
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	2,380	2,580
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	21,075	22,297
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	1,841
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	1,950	1,902
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	4,876
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	13,710	13,326
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/25	6,370	6,598
	New York City Water & Sewer Water Revenue	5.000%	6/15/27	10,130	10,587
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	152
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	407
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	766
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	242
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	296
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,549
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	134
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	95
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,925
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	3,889
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,012
	New York NY GO	5.000%	8/1/23	1,670	1,670
	New York NY GO	5.000%	8/1/23	5,250	5,250

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/23	3,765	3,765
New York NY GO	5.000%	8/1/23	100	100
New York NY GO	5.000%	8/1/23	5,200	5,200
New York NY GO	5.000%	8/1/23	2,910	2,910
New York NY GO	5.000%	8/1/23	5,275	5,275
New York NY GO	5.000%	8/1/23	325	325
New York NY GO	5.000%	8/1/23	815	815
New York NY GO	5.000%	8/1/23	1,025	1,025
New York NY GO	5.000%	8/1/23	690	690
New York NY GO	5.000%	8/1/24	10,260	10,271
New York NY GO	5.000%	8/1/24	3,045	3,099
New York NY GO	5.000%	8/1/24	1,120	1,140
New York NY GO	5.000%	8/1/24	745	758
New York NY GO	5.000%	8/1/24	365	372
New York NY GO	5.000%	8/1/24	1,185	1,206
New York NY GO	5.000%	8/1/24	3,000	3,053
New York NY GO	5.000%	8/1/24	2,730	2,779
New York NY GO	5.000%	8/1/24	1,050	1,069
New York NY GO	5.000%	8/1/24	1,440	1,466
New York NY GO	5.000%	8/1/24	15,000	15,267
New York NY GO	5.000%	8/1/24	825	840
New York NY GO	5.000%	8/1/24	13,870	14,117
New York NY GO	5.000%	8/1/25	2,195	2,197
New York NY GO	5.000%	8/1/25	1,260	1,307
New York NY GO	5.000%	8/1/25	1,465	1,488
New York NY GO	5.000%	8/1/25	2,285	2,371
New York NY GO	5.000%	8/1/25	745	765
New York NY GO	5.000%	8/1/25	675	700
New York NY GO	5.000%	8/1/25	11,200	11,622
New York NY GO	5.000%	8/1/25	1,115	1,157
New York NY GO	5.000%	8/1/25	6,625	6,875
New York NY GO	5.000%	8/1/25	1,780	1,847
New York NY GO	5.000%	8/1/25	1,405	1,458
New York NY GO	5.000%	8/1/25	1,055	1,095
New York NY GO	5.000%	8/1/25	10,905	11,316
New York NY GO	5.000%	8/1/25	1,750	1,816
New York NY GO	5.000%	8/1/25	1,500	1,556
New York NY GO	5.000%	9/1/25	2,600	2,699
New York NY GO	5.000%	3/1/26	2,710	2,734
New York NY GO	5.000%	3/1/26	3,285	3,446
New York NY GO	5.000%	8/1/26	2,095	2,188
New York NY GO	5.000%	8/1/26	5,535	5,730
New York NY GO	5.000%	8/1/26	6,390	6,764
New York NY GO	5.000%	8/1/26	2,345	2,482
New York NY GO	5.000%	8/1/26	11,255	11,430
New York NY GO	5.000%	8/1/26	290	307
New York NY GO	5.000%	8/1/26	635	672
New York NY GO	5.000%	8/1/26	17,715	18,751
New York NY GO	5.000%	8/1/26	3,050	3,228
New York NY GO	5.000%	8/1/26	1,130	1,196
New York NY GO	5.000%	3/1/27	1,675	1,690
New York NY GO	5.000%	8/1/27	7,040	7,354
New York NY GO	5.000%	8/1/27	10,845	11,224
New York NY GO	5.000%	8/1/27	1,495	1,533
New York NY GO	5.000%	8/1/27	4,355	4,597
New York NY GO	5.000%	8/1/27	3,050	3,290
New York NY GO	5.000%	8/1/27	875	876
New York NY GO	5.000%	8/1/27	195	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/27	5,990	6,400
New York NY GO	5.000%	8/1/27	2,260	2,438
New York NY GO	5.000%	8/1/27	175	189
New York NY GO	5.000%	8/1/27	5,250	5,664
New York NY GO	5.000%	8/1/27	1,000	1,079
New York NY GO	5.000%	3/1/28	2,000	2,018
New York NY GO	5.000%	8/1/28	240	248
New York NY GO	5.000%	8/1/28	1,055	1,082
New York NY GO	5.000%	8/1/28	2,300	2,428
New York NY GO	5.000%	8/1/28	5,620	6,004
New York NY GO	5.000%	8/1/28	4,155	4,487
New York NY GO	5.000%	8/1/28	890	971
New York NY GO	5.000%	8/1/28	3,545	3,903
New York NY GO	5.000%	8/1/28	5,160	5,390
New York NY GO	5.000%	8/1/28	12,440	13,696
New York NY GO	5.000%	8/1/28	13,730	15,116
New York NY GO	5.000%	8/1/28	1,070	1,178
New York NY GO	5.000%	8/1/28	1,000	1,101
New York NY GO	5.000%	8/1/29	500	501
New York NY GO	5.000%	8/1/29	395	405
New York NY GO	5.000%	8/1/29	6,300	6,650
New York NY GO	5.000%	8/1/29	50	52
New York NY GO	5.000%	8/1/29	2,375	2,586
New York NY GO	5.000%	8/1/29	15,355	17,216
New York NY GO	5.000%	8/1/29	1,000	1,121
New York NY GO	5.000%	8/1/29	13,235	14,839
New York NY GO	5.000%	8/1/29	1,000	1,121
New York NY GO	5.000%	8/1/29	3,500	3,924
New York NY GO	5.000%	8/1/29	1,975	2,214
New York NY GO	5.000%	8/1/29	1,000	1,121
New York NY GO	5.000%	3/1/30	9,860	9,951
New York NY GO	5.000%	8/1/30	3,885	4,062
New York NY GO	5.000%	8/1/30	2,230	2,351
New York NY GO	5.000%	8/1/30	3,585	3,779
New York NY GO	5.000%	8/1/30	1,835	1,996
New York NY GO	5.000%	8/1/30	5,315	6,069
New York NY GO	5.000%	8/1/30	9,705	11,082
New York NY GO	5.000%	8/1/30	14,000	15,986
New York NY GO	5.000%	8/1/30	4,070	4,648
New York NY GO	5.000%	8/1/30	1,400	1,599
New York NY GO	5.000%	8/1/30	1,975	2,255
New York NY GO	5.000%	8/1/30	5,000	5,709
New York NY GO	5.000%	10/1/30	3,000	3,368
New York NY GO	5.250%	10/1/30	1,350	1,477
New York NY GO	5.000%	12/1/30	490	520
New York NY GO	4.000%	8/1/31	5,000	5,151
New York NY GO	5.000%	8/1/31	5,515	5,747
New York NY GO	5.000%	8/1/31	85	86
New York NY GO	5.000%	8/1/31	13,205	15,085
New York NY GO	5.000%	8/1/31	3,130	3,576
New York NY GO	5.000%	8/1/31	1,875	1,877
New York NY GO	5.000%	8/1/31	5,000	5,799
New York NY GO	5.000%	8/1/31	1,235	1,411
New York NY GO	5.000%	10/1/31	3,000	3,487
New York NY GO	5.250%	10/1/31	7,965	8,719
New York NY GO	5.000%	12/1/31	200	212
New York NY GO	4.000%	8/1/32	350	360
New York NY GO	5.000%	8/1/32	110	112

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/32	1,120	1,241
New York NY GO	5.000%	8/1/32	5,000	5,699
New York NY GO	5.000%	8/1/32	1,655	1,886
New York NY GO	5.000%	8/1/32	170	173
New York NY GO	5.000%	8/1/32	1,500	1,710
New York NY GO	5.000%	8/1/32	13,000	13,016
New York NY GO	5.000%	8/1/32	5,000	5,880
New York NY GO	4.000%	3/1/33	125	126
New York NY GO	5.000%	4/1/33	1,880	2,052
New York NY GO	5.000%	4/1/33	4,440	5,109
New York NY GO	5.000%	8/1/33	1,250	1,252
New York NY GO	5.000%	8/1/33	1,000	1,023
New York NY GO	5.000%	8/1/33	1,500	1,707
New York NY GO	5.000%	8/1/33	7,165	8,153
New York NY GO	5.000%	8/1/33	10,000	10,012
New York NY GO	5.000%	8/1/33	5,000	5,937
New York NY GO	5.000%	12/1/33	2,385	2,519
New York NY GO	5.250%	3/1/34	2,500	2,751
New York NY GO	4.000%	8/1/34	2,750	2,907
New York NY GO	5.000%	8/1/34	18,445	18,468
New York NY GO	5.000%	8/1/34	5,000	5,926
New York NY GO	5.000%	12/1/34	100	105
New York NY GO	3.000%	3/1/35	2,000	1,913
New York NY GO	5.250%	3/1/35	6,000	6,582
New York NY GO	5.000%	4/1/35	2,000	2,341
New York NY GO	5.000%	6/1/35	5,000	5,131
New York NY GO	5.000%	8/1/35	1,000	1,172
New York NY GO	5.000%	10/1/35	700	753
New York NY GO	5.000%	12/1/35	820	862
New York NY GO	5.000%	4/1/36	1,000	1,156
New York NY GO	5.000%	6/1/36	130	133
New York NY GO	3.000%	8/1/36	2,000	1,844
New York NY GO	5.000%	8/1/36	1,265	1,462
New York NY GO	5.000%	4/1/37	1,630	1,870
New York NY GO	4.000%	8/1/37	1,000	1,017
New York NY GO	4.000%	8/1/37	485	494
New York NY GO	5.000%	8/1/37	1,000	1,040
New York NY GO	5.000%	8/1/37	775	889
New York NY GO	5.000%	10/1/37	1,245	1,414
New York NY GO	5.000%	12/1/37	3,100	3,348
New York NY GO	5.000%	12/1/37	350	366
New York NY GO	5.000%	4/1/38	3,000	3,418
New York NY GO	5.250%	5/1/38	5,165	5,935
New York NY GO	4.000%	8/1/38	3,575	3,618
New York NY GO	4.750%	8/1/38	4,455	4,460
New York NY GO	5.000%	8/1/38	7,075	7,344
New York NY GO	5.000%	8/1/38	1,500	1,715
New York NY GO	5.000%	10/1/38	4,005	4,249
New York NY GO	5.000%	12/1/38	1,000	1,043
New York NY GO	5.000%	12/1/38	10,000	10,786
New York NY GO	4.000%	3/1/39	1,875	1,876
New York NY GO	5.000%	4/1/39	5,975	6,379
New York NY GO	5.000%	4/1/39	2,000	2,262
New York NY GO	5.250%	5/1/39	4,425	5,055
New York NY GO	4.000%	8/1/39	595	601
New York NY GO	4.000%	8/1/39	9,000	9,094
New York NY GO	5.000%	8/1/39	10,095	10,932
New York NY GO	5.000%	10/1/39	1,250	1,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	10/1/39	1,000	1,148
	New York NY GO	5.000%	4/1/40	2,000	2,249
	New York NY GO	4.250%	5/1/40	11,500	11,834
	New York NY GO	5.250%	5/1/40	4,500	5,113
	New York NY GO	4.000%	8/1/40	4,230	4,251
	New York NY GO	4.000%	8/1/40	8,550	8,600
	New York NY GO	4.000%	10/1/40	6,000	6,031
	New York NY GO	4.000%	10/1/40	500	500
	New York NY GO	5.000%	4/1/41	3,645	4,080
	New York NY GO	4.000%	8/1/41	2,505	2,509
	New York NY GO	4.000%	8/1/41	4,425	4,433
	New York NY GO	3.000%	10/1/41	5,000	4,178
	New York NY GO	4.000%	10/1/41	7,930	7,908
	New York NY GO	5.250%	10/1/41	4,000	4,547
	New York NY GO	4.000%	12/1/41	1,130	1,132
	New York NY GO	5.000%	12/1/41	1,245	1,293
	New York NY GO	4.000%	3/1/42	3,695	3,673
	New York NY GO	4.000%	4/1/42	4,000	3,974
	New York NY GO	4.000%	8/1/42	14,160	14,068
	New York NY GO	4.000%	8/1/42	5,000	4,968
	New York NY GO	5.000%	9/1/42	1,480	1,639
	New York NY GO	5.000%	10/1/42	3,000	3,227
	New York NY GO	5.250%	10/1/42	11,450	12,952
	New York NY GO	4.000%	12/1/42	1,205	1,198
	New York NY GO	5.000%	4/1/43	19,495	20,680
	New York NY GO	5.000%	8/1/43	2,660	2,883
	New York NY GO	5.000%	10/1/43	5,000	5,371
	New York NY GO	5.250%	10/1/43	2,000	2,257
	New York NY GO	4.000%	12/1/43	1,010	995
	New York NY GO	4.000%	12/1/43	4,000	3,953
	New York NY GO	5.250%	4/1/44	2,500	2,825
	New York NY GO	4.000%	8/1/44	7,460	7,325
	New York NY GO	5.000%	12/1/44	12,115	12,912
	New York NY GO	4.000%	4/1/45	2,500	2,449
	New York NY GO	3.500%	4/1/46	2,720	2,443
	New York NY GO	5.500%	5/1/46	2,000	2,273
	New York NY GO	4.000%	9/1/46	8,000	7,821
	New York NY GO	5.250%	4/1/47	6,500	7,293
	New York NY GO	5.000%	8/1/47	14,300	15,500
	New York NY GO	5.250%	10/1/47	12,500	13,958
	New York NY GO	4.500%	5/1/49	10,050	10,371
	New York NY GO	4.000%	3/1/50	23,750	23,004
	New York NY GO	5.000%	3/1/50	1,675	1,803
	New York NY GO	4.000%	4/1/50	1,995	1,933
	New York NY GO	3.000%	3/1/51	1,970	1,500
[3]	New York NY GO	3.000%	3/1/51	8,165	6,278
	New York NY GO PUT	5.000%	12/1/25	2,000	2,058
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	9,325	9,213
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	6,020	5,908
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,130
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,801
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	23
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	4,620	4,774
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,164
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,695	2,783
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	526
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,380	1,489
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	800
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,415	2,487
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,467
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	644
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	4,520	4,955
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,885
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	2,009
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,824
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,676
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	843
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,359
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,035
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,319
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,393
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	7,130	8,379
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	458
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,250	3,820
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	193
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	8,000	9,377
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,614
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	6,104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	10,355	11,022
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	4,975

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,935
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,234
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	960
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	1,815
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	5,374
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,408
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,526
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,660	2,788
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,101
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,549
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	329
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,900	13,545
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	180	193
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	9,165	9,681
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,085
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,128
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	2,755	2,939
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	9,130	9,848
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,225	4,607
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	6,000	6,162
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	3,250	3,550
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	17,500	19,114
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	777
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	81
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	2,900	3,096
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	256
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	631
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,034
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	11,695	13,035
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	3,550	3,585

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	900	1,003
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,350	1,505
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	227
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,225	3,310
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,515	3,986
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	692
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	835	865
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,086
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,022
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	647
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,365	1,548
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,560
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,390	7,596
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	3,260	3,292
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,245	1,437
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,230	8,345
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,430
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	10,985	11,275
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,300	1,402
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,805	5,958
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,085	6,884
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,135	5,223
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	4,635	4,680
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,365	16,956
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,841
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,100
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,695
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,131
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,785	9,028
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,050	5,340

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	404
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,194
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,170	1,303
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,908
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	995	1,028
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,436
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	45
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	1,946
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	7,031
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	18,530	18,102
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	5,000	5,239
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	10,000	10,565
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,775	3,869
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	444
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,245	5,546
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,581
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	5,000	5,180
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,700
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	15,040	15,795
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	5,758
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,123
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	377
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,149
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,018
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,163
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	610
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	965
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,109
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	18,000	18,242
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,013

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,469
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,695	1,851
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	6,633
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,337
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,209
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,312
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,420	2,433
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	13,000	14,058
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	1,020	1,028
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	4,690	4,676
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	2,050	2,135
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,760	3,749
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,778
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	2,705	2,275
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,529
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,104
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	11,869
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,193
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,500	2,078
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5,000	4,942
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,746
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,608
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,025	1,994
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,647
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	608
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,132
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	267
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	20,000	20,144
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,594
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,389

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	9,826
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/46	7,650	7,494
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	9,796
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	23,360	22,821
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,450	5,324
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,305	1,275
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,525	1,624
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	6,600	6,401
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,500	16,971
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	2,500	2,424
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,500	1,167
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,899
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	11,662
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	20,975	20,266
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	2,314
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	4,241
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	11,465
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,085	6,145
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	151
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	665	672
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	195	197
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	202
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,398
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	2,900	2,933
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,629
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	535
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,090	5,233
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,259
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,909
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	619
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	3,205	3,236
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	570	576
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/24	1,685	1,704
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	110	112
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	595	631
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	4,200	4,211
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,062
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,500	1,618
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	9,795	10,570
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,444
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,725	1,974
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,428
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/24	175	179
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	1,400	1,429
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,186
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	2,875	3,055
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	3,000	3,255
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	1,900	2,105
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	2,900	3,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	2,900	3,318
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	3,000	3,476
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	3,000	3,525
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/33	1,000	1,189
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	3,000	3,451
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/35	2,000	2,295
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	1,000	1,129
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/37	1,500	1,678
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	1,470	1,552
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	3,145	3,237
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,095	1,150
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	6,475	7,072
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/29	50	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,000	1,091
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	11,965	13,587
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	5,731
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,631
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,060
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,500	1,507
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	8,226
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,185	7,074
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,157
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,350	1,378
	New York State Dormitory Authority Lease Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	1,776
	New York State Dormitory Authority Lease Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	3,155	3,336
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	100	106
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/30	2,455	2,702
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,380	1,515
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	2,708
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,050
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,703
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	4,300	4,344
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	8,200	8,510
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,825	1,932
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	400	428
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,784
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	1,785
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	1,800
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,389
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	3,375	3,503
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,387
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,393
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	491
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	486
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,485
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,045	5,236
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,565

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,255	3,476
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,194
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	11,205	11,319
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,835
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,500	3,819
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,435	3,630
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,232
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,658
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,775	11,382
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,000	1,100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	71
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	813
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,270
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,462
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	629
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	105
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,185
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	4,655	5,093
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,436
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,246
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,594
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,058
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,530
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,147
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	7,025
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,283
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	303
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,952
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,273
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	352

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	255
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,000	16,952
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	472
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,342
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,236
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	4,373
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	10,745	10,830
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	15,711
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,507
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	15,755
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,937
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,897
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	17,890	17,565
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	5,105	5,162
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,530	1,577
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	135	139
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,830	2,917
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	280	295
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	1,900	1,921
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	3,690	3,731
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	95	96
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	895	922
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,360
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,930	2,007
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	250	260
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,525	2,689
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	7,350	7,610
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,365	1,447
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	1,050	1,139

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,172
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,089
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	3,045
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,096
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	698
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	4,000	4,233
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	125
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	6,000	6,320
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,000	3,221
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	8,540	9,509
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	1,750	1,921
New York State Environmental Facilities Corp. Water Revenue (Green Bond)	5.000%	9/15/47	5,000	5,509
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	951
New York State Thruway Authority Highway Income Tax Revenue	5.000%	3/15/31	10,000	11,565
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	519
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,577
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	359
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	7,880	8,058
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,033
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,180	1,206
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,150	3,219
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,910	1,951
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,149
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,330
New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,250	4,186
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,042
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	11,175	11,220
New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,895
New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	770
New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	4,575	4,446
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,350	5,199
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,190	5,423
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	7,500	7,278
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	14,765	14,271
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,695
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,193
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,424
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,654
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	110
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,205	11,428
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,529
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	12,094
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	647
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,470
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	14,193
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,173
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/34	6,200	7,290
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,830	4,337
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	6,378
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	8,437
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	2,810	2,718
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,150	15,390
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	9,025	10,094
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,840	9,067
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	21,842
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	2,355	2,713
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,450
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	22,400	22,227
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	9,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,000	5,800
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,785	6,950
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,841
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	7,543
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	6,606
	New York State Urban Development Corp.	4.000%	3/15/43	1,030	1,014
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	2,941
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,602
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	227
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	8,656
[5]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,425	1,444
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,636
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	810	834
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,245	5,398
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,627
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,601
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,145
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,740	1,861
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	684
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,370	1,434
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	155
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	775	846
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	338
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	979
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,136
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	371
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	145
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	646
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,605	1,822
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	295
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,341

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,257
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,477
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	27,173
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	13,655	14,759
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,200	2,220
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,165	4,769
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	23,340	27,134
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,587
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	411
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,248
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,960	1,978
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,502
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,837
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	526
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,759
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	501
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	7,015	8,014
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	5,570
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,548
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	187
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,155
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	894
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	172
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,390
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	271
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	159
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,060	1,201
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	534
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,699
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,828
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,595	3,920
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,100	5,191
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,450	5,489
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	4,956
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,020
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	1,875	1,598
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	20,935
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,715	1,708
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	3,530	3,503
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,828
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	7,340	7,744
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,610	8,499
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	4,000	3,949
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,132
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,269
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,010	6,525
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/44	12,535	12,276
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	6,500	6,351
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	12,887
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,524
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	11,970	12,147
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,852
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,384
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	13,865	13,522
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	6,000	4,687
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	16,210	15,763
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	19,100	14,808
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	3,755	3,642
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	28,280	27,367

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	992
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	6,560	5,023
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/50	10,000	10,739
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	35	36
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,446
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	2,500	2,527
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	100	104
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,385	13,005
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	11
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,955	14,241
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,410	6,316
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	107
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	8,140	6,746
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,808
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,362
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	16,985	17,005
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,060	17,036
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	18,700	18,613
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	2,000	1,980
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	1,933
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,491
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	686
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/30	1,990	2,194
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/36	2,020	2,172
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	500	532
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,293
Onondaga County NY GO	2.000%	10/15/34	1,295	1,059
Port Authority of New York & New Jersey Airport Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,015
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	126
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,473

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	584
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	1,685	1,694
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	1,845	1,925
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,175	4,353
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,915	4,080
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	119
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	109
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,158
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	855	930
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	1,575	1,639
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	256
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	195
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,260	1,394
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	603
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,455	15,007
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	4,015	4,034
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	306
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	3,865
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,622
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	96
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,000	4,121
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	4,951
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,500	5,622
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,091
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,749

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,356
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,764
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,514
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,629
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,315	2,615
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,129
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,000	3,376
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	384
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	195
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	16,000	17,970
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	3,510	3,494
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,135
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	440	447
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,468
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,225	3,530
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	10,000	10,898
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,335	5,833
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,734
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,528
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	9,100	9,412
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,644
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	10,960
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	203
Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,935	1,502
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	301
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,021
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	6,160	6,215
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,380	6,511
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,123
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,220
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,120	3,184
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,241
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,102
[3]	Suffolk County NY GO	2.000%	6/15/34	7,105	5,905
	Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	210
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,480	2,182
	Triborough Bridge & Tunnel Authority College & University Revenue	5.000%	11/15/28	4,000	4,406
	Triborough Bridge & Tunnel Authority College & University Revenue	5.000%	11/15/33	2,500	2,996
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,000	18,317
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,258
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,100
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	355
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	537
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	565	578
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	527
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	256
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	2,325	2,425
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	334
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	4,040	4,304
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,535	2,767
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	180	193
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	7,610	8,493
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	530	592
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	526
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	4,000	4,295
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,905	2,241
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,805	4,086
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,895	4,499
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,159
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,233
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	4,170	4,475

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,224
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,548
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	456
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	616
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,575	1,686
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,089
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	7,504
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,420	3,706
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	12,101
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	4,924
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,185
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,334
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,570
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,580	8,016
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,656
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,179
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,528
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	11,034
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	9,891
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	285
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,871
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	23,256
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,088
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	7,033
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	6,070	5,865
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,015
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,785
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	2,000	2,123
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,335	9,788
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	7,601

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	1,115	1,160
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,432
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,105	2,196
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,500	3,650
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,707
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	2,790	2,974
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	6,000	6,402
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,655	2,880
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,955	2,130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,565	4,983
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,225
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	7,920	8,839
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/29	1,850	1,990
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,500	2,839
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,000	2,272
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	5,000	5,731
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/30	1,500	1,628
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	1,000	1,155
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	20,600	23,540
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	2,000	2,190
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	2,935
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,000	3,565
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,798
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,000	1,085
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,195
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,162
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,190	7,032
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,250	7,511
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	5,551
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	35,000	37,630

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	17,000	19,390
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,000	2,203
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	12,560
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	16,469
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	21,000	22,628
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	3,000	3,373
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	20,025	23,329
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/40	1,965	2,186
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	4,135	4,064
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,250	2,092
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,909
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/48	5,000	5,474
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,919
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/53	5,000	5,443
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,625	2,892
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,523
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	12,930	13,082
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,611
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	310
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,362
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	197
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,220	4,375
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	267
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	69
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,178
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	90
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,000	3,215

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,000	3,260
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	13,000	14,291
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,000	3,336
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	9,900	9,962
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	148
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	8,000	8,984
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,659
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,426
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,468
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	7,465	7,807
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	13,000	15,156
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	16,525	17,279
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	21,135
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	434
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,145
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,554
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	9,758
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,516
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	9,535	11,002
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,659
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,315
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,932
				7,219,870
North Carolina (0.9%)
Alamance County NC GO	2.000%	5/1/34	7,520	6,391
Alamance County NC GO	2.000%	5/1/35	7,555	6,261
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	769
Cary NC GO	1.625%	9/1/34	6,250	4,941
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,475
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	9,004
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,643
Charlotte NC COP	4.000%	6/1/49	2,750	2,682
Charlotte NC COP (Transit Projects)	3.000%	6/1/48	5,000	3,966
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,050	1,137

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/33	2,610	2,639
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,456
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/31	1,425	1,656
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	1,026
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	1,047
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,103
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	799
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	934
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/37	750	864
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/38	675	772
Johnston County NC GO	2.000%	2/1/34	1,060	899
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	3,046
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,790
North Carolina Appropriations Revenue	5.000%	5/1/24	4,000	4,052
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,550
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,273
North Carolina Appropriations Revenue	5.000%	5/1/25	7,790	8,042
North Carolina Appropriations Revenue	5.000%	6/1/25	865	894
North Carolina Appropriations Revenue	5.000%	5/1/26	12,190	12,851
North Carolina Appropriations Revenue	5.000%	5/1/26	405	410
North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	3,711
North Carolina Appropriations Revenue	5.000%	5/1/27	2,730	2,943
North Carolina Appropriations Revenue	5.000%	5/1/27	195	197
North Carolina Appropriations Revenue	5.000%	5/1/28	1,920	2,067
North Carolina Appropriations Revenue	5.000%	5/1/29	1,830	1,972
North Carolina Appropriations Revenue	5.000%	5/1/30	1,695	1,829
North Carolina Appropriations Revenue	4.000%	5/1/33	80	84
North Carolina Appropriations Revenue	4.000%	5/1/34	40	42
North Carolina Appropriations Revenue	2.000%	3/1/36	1,385	1,091
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	101
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,335	2,410
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,350	1,306
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,143
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,275
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	31,231
North Carolina GO	5.000%	6/1/24	9,775	9,923
North Carolina GO	5.000%	6/1/25	3,900	4,037
North Carolina GO	5.000%	6/1/25	1,895	1,962
North Carolina GO	5.000%	6/1/25	13,265	13,733
North Carolina GO	5.000%	6/1/26	3,350	3,542
North Carolina GO	5.000%	6/1/26	1,070	1,131
North Carolina GO	5.000%	6/1/27	2,940	3,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina GO	5.000%	6/1/28	1,900	2,102
	North Carolina GO	5.000%	6/1/28	100	106
	North Carolina GO	5.000%	6/1/29	1,505	1,700
	North Carolina GO	2.125%	6/1/36	1,425	1,185
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,165	13,280
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	6,665	6,846
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	540	555
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	220	226
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,500	1,607
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,050	5,525
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	128
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	3,245	3,265
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	345	353
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	151
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	204
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	316
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	41
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,295
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,749
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	3,900	1,908
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	5,000	2,323
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	3,475	1,529
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	3,910	1,555
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	15,500	5,851
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/46	3,690	1,323
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/47	7,375	2,511
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	969
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,131
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,564
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	203
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,421
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,627
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	203
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	9,250	9,316
	Orange County NC GO	2.750%	2/1/31	1,470	1,416
	Orange County NC GO	2.950%	2/1/33	1,470	1,414
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/48	3,465	3,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,220
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	8,000	6,226
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,343
					280,767
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	964
[1]	University of North Dakota COP	3.000%	6/1/61	8,250	5,622
					6,586
Ohio (1.6%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	418
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	385
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,390	1,424
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	272
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,351
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	4,000	4,027
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	2,445	2,462
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	6,415	6,212
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	4,200	4,222
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,354
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,080	1,219
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,000	3,363
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,719
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,107
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,414
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	2,969
[3]	Berea City School District GO	4.000%	12/1/53	250	235
[5]	Cincinnati City School District GO	5.250%	12/1/31	200	235
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,052
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	12,135	12,928
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	7,345	7,773
	Columbus OH GO	5.000%	7/1/26	6,360	6,727
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	225

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbus OH Sewer Revenue	5.000%	6/1/29	13,835	14,636
Columbus OH Sewer Revenue	5.000%	6/1/30	2,420	2,545
Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,607
Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,533
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	482
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	454
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,482
Fairborn City School District GO	3.000%	12/1/55	2,500	1,782
Forest Hills Local School District GO	5.000%	12/1/46	200	202
Franklin City School District GO	3.000%	11/1/50	3,400	2,567
Franklin City School District GO	3.000%	11/1/57	6,180	4,472
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,623
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,834
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,200	1,267
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,410	3,472
Hamilton County OH Sewer System Sewer Revenue, Prere.	5.000%	12/1/23	260	261
Hilliard OH Income Tax Revenue	5.000%	12/1/58	13,410	14,489
Miami University College & University Revenue	4.000%	9/1/39	1,235	1,229
Miami University College & University Revenue	5.000%	9/1/41	4,930	5,093
Miami University College & University Revenue	4.000%	9/1/45	4,025	3,959
Miami Valley Career Technology Center GO	5.000%	12/1/44	3,065	3,244
North Canton City School District GO	3.000%	11/1/56	2,500	1,769
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	500	421
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	7,735	7,543
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,801
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,525	2,546
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	4,075	4,114
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	435	445
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,915	9,112
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,066
Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	4,843
Ohio GO	5.000%	9/15/23	140	140
Ohio GO	5.000%	12/15/23	1,550	1,560
Ohio GO	5.000%	8/1/24	6,000	6,108
Ohio GO	5.000%	9/15/24	1,040	1,061
Ohio GO	5.000%	9/15/24	2,750	2,806
Ohio GO	5.000%	5/1/25	2,965	3,061
Ohio GO	5.000%	9/1/25	505	525
Ohio GO	5.000%	9/15/25	480	499
Ohio GO	5.000%	9/15/25	9,360	9,731
Ohio GO	5.000%	8/1/26	155	164
Ohio GO	5.000%	9/15/26	8,050	8,552
Ohio GO	5.000%	5/1/27	210	226

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	8/1/27	8,550	9,247
Ohio GO	5.000%	5/1/30	2,190	2,258
Ohio GO	5.000%	5/1/34	3,000	3,086
Ohio GO	5.000%	6/15/37	3,195	3,308
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,581
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	221
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	3,000	3,074
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,655	1,728
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,110	3,317
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,144
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	772
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	294
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,050
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/52	2,000	1,642
Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,000	3,326
Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,056
Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,206
Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,075
Ohio State University College & University Revenue	4.000%	12/1/48	9,000	8,683
Ohio State University College & University Revenue	2.500%	12/1/51	1,000	636
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,028
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	740	807
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,510	11,972
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	6,529
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	640	763
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	387
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	29
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	883
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	12,500	14,208
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	82
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	265
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	248
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	145
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,420
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	14,030
Ohio University College & University Revenue	5.000%	12/1/44	4,000	4,135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	934
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	6,245	6,858
Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,113
Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,615	4,999
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/34	4,025	3,890
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,300	2,579
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	9,406
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,080	1,096
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,000	1,024
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	150
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,500	1,551
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,500	1,567
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,795	1,896
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	1,790	1,912
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,205	1,301
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,230	1,342
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,250	8,296
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,385
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	8,960	9,951
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,186
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	3,000	3,448
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,682
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	3,000	3,432
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/41	3,000	3,419
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	6,446
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,516
Ohio Water Development Authority Water Revenue	5.000%	6/1/29	605	677
Ohio Water Development Authority Water Revenue	5.000%	12/1/29	11,380	12,857
Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,420
Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,629
Perry Local School District GO	3.000%	11/1/55	4,050	2,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	8,221
[1]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,514
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,242
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,864
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,554
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	804
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	522
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,290
	Wickliffe City School District GO	3.125%	12/1/43	775	636
	Wickliffe City School District GO	3.250%	12/1/56	1,300	955
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	945
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	308
[3]	Winton Woods City School District GO	4.000%	11/1/53	5,570	5,370
	Worthington City School District GO	5.000%	12/1/48	5,000	5,477
	Worthington City School District GO	5.500%	12/1/54	2,500	2,829
					502,503
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	812
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/27	5,000	5,159
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Norman Public School Project)	5.000%	6/1/24	6,645	6,730
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	983
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,432
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	7,052
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	345	366
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,295
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	757
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,283
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	275	273
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/36	3,000	3,298
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	2,974
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	204
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	379
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	275	300
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	13,955	13,800
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,530	1,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	6,635	6,886
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	4,000	3,912
	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	10,020	9,838
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	18,000	19,583
	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	6,580	6,463
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,947
					98,295
Oregon (1.1%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,169
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,265	3,490
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	1,085	1,192
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,530
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	254
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	407
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	244
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,611
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,206
[2]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	9,989
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,473
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,811
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,709
	Multnomah County OR GO	5.000%	6/15/29	4,310	4,852
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	8,635	8,932
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/25	10,000	10,344
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,617
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,789
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,321
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,535	8,546
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	225
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	350
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,220	10,907
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,770	1,984
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,697
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,035	7,802
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	3,300	3,309

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	8,697
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,535
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,005	5,119
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,749
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,510
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,125
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	3,000	3,422
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/41	3,000	3,409
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/42	3,000	3,394
Oregon GO	5.000%	12/1/23	500	503
Oregon GO	5.000%	8/1/29	2,290	2,475
Oregon GO	5.000%	8/1/41	11,040	11,479
Oregon GO	5.000%	8/1/42	1,540	1,614
Oregon GO (Article XI-Q State Project)	5.000%	5/1/24	1,600	1,620
Oregon GO (Article XI-Q State Project)	5.000%	5/1/33	3,000	3,581
Oregon GO (Article XI-Q State Project)	5.000%	5/1/34	3,000	3,580
Oregon GO (Article XI-Q State Project)	5.000%	5/1/43	3,000	3,381
Oregon GO (Article XI-Q State Project)	5.000%	5/1/48	3,000	3,335
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/36	1,715	2,009
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/37	1,410	1,634
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/38	1,070	1,230
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	1,115	1,275
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	1,285	1,463
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/42	3,000	3,388
Oregon GO, Prere.	5.000%	8/1/23	25	25
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,390	9,805
Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,276
Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,045
Oregon State Lottery Revenue	5.000%	4/1/25	9,190	9,302
Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,416
Oregon State Lottery Revenue	5.000%	4/1/28	175	180
Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,624
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,060
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	8,920	9,689
Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,461
Portland OR Sewer System Sewer Revenue	5.000%	12/1/47	5,000	5,512
Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,283
Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	13,565
Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,055	5,519
Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,541
Seaside School District No. 10 GO	0.000%	6/15/37	500	268
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	4,950	5,377
University of Oregon College & University Revenue	5.000%	4/1/45	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Oregon College & University Revenue	5.000%	4/1/48	4,470	4,676
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	4,103
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	11,885	9,955
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,061
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,434
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	2,968
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,590
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,199
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	45,000	13,487
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,101
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,380	9,521
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,522
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,150	1,167
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,985	2,015
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	979
	Washington County OR GO	3.000%	7/1/34	1,055	1,030
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	9,875	2,575
					333,720
Pennsylvania (3.5%)
	Allegheny County PA GO	5.000%	11/1/27	1,230	1,301
	Allegheny County PA GO	5.000%	11/1/28	1,860	1,958
	Allegheny County PA GO	5.000%	11/1/29	675	710
	Allegheny County PA GO	5.000%	11/1/41	430	448
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,084
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,780
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	972
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	5,168
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	1,007
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	2,075	2,089
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	403
[1]	Coatesville School District GO	5.000%	8/1/23	285	285
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	102
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	435
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,169
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	985	987
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	2,645	2,663
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	7,425	7,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	450
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	381
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	457
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	5,170	5,264
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	7,000	7,025
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	21,465	22,010
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,129
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	154
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,033
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,505	18,168
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,915
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	7,730	8,048
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,360	5,577
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	4,800	4,816
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,354
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	10,420	11,083
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,526
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,290	3,522
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,179
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,050	18,324
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	730
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	25
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,890
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,125	5,555
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	380	403
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	3,785	4,010
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	552
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	3,490	3,733
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	325	334
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	6,995	7,735
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	380	390
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,445
[3]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,962
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	405
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	5,110	5,754
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,490	14,324
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,598
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	225	223
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	100
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	2,600	2,619
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	17,217
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	1,675	1,681
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	6,000	6,080
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,210	5,353
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	911
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	348
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	398
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	512
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	682
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,663
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,106
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	2,000	2,137
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	6,400	6,415
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,359
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,080	3,883
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	751
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	130	126
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	20,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,097
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,430	2,317
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,077
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,487
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,837
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,879
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,345	8,632
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	12,850	13,138
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	8,109
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	2,945
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,396
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	477
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,827
	Council Rock School District GO	2.100%	8/15/43	1,000	657
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,121
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	15
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	513
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	385	402
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	101
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,305
	Delaware River Port Authority Highway Revenue, Prere.	4.500%	1/1/24	345	347
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	1,185	1,193
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,005	6,120
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,000	4,266
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,000	4,236
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,000	4,197
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,409
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,390	5,992
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	1,010	878
	Haverford Township PA GO	4.000%	6/1/30	445	463
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	190
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	206
[11,14]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	8/1/23	41,835	41,835
[1]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,312
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	407
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,094
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,738
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	933
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	12,695	11,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,655	7,891
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,218
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	9,097
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	13,239
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	8,755	8,991
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	65
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	135
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	240
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	1,220	1,263
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	140
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	5,389
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	106
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,051
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	189
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,309
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	169
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	1,919
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,859
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,668
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	2,425	2,737
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	6,876
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	2,390	2,682
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/32	6,445	6,832
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	122
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	600	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	5,963
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,558
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,245
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	5,845	5,502
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	452
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,580	4,603
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	4,000	4,087
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	400	409
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	911
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	180	187
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,510	1,604
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,000	8,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	16,155	16,922
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	3,020	3,163
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,071
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	170	178
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	3,986
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,069
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	153
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,660	6,055
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,331
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,085
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	520	557
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	6,740	7,239
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	3,765	3,847

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,323
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	444
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,150	1,309
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,750	1,819
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,307
Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	4,719
Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	7,130	7,137
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,542
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,370	5,471
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,310
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,373
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	4,093
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,129
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	1,823
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	15,900	16,453
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,413
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	4,966
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,063
Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	141
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	3,819
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	7,420	7,826
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,763
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	4,926
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	17,945	18,230
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	843
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,750	2,921
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	106
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,020
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,900
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	830	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	103
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,202
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,944
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	508
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	3,525	3,624
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	6,772
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,525	4,710
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	3,911
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	8,500	8,240
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,884
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,395	7,070
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,136
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,877
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	11,246
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	50
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	288
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	786
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	260
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	115
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,990	2,050
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	9,071
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	3,933
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	2,255	2,037
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,820	1,931
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,919
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	871
	Philadelphia PA GO	5.000%	8/1/24	575	584
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,509
[1]	Philadelphia PA GO	5.000%	8/1/30	800	852
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,209
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	131
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	6,485	6,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,695	5,205
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,075
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,715
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,172
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	7,385	7,499
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,071
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	15,000	15,231
	Philadelphia School District GO	5.000%	9/1/23	9,000	9,008
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,395
	Philadelphia School District GO	5.000%	9/1/25	555	572
[5]	Philadelphia School District GO	5.000%	6/1/27	365	387
[1]	Philadelphia School District GO	4.000%	9/1/43	3,625	3,587
	Philadelphia School District GO	5.000%	9/1/44	5,000	5,245
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	1,575	1,853
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	3,455	3,570
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,136
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	3,000	2,990
[1]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	660
	School District of Philadelphia GO	5.000%	9/1/26	3,000	3,137
	School District of Philadelphia GO	5.000%	9/1/27	2,100	2,196
	School District of Philadelphia GO	5.000%	9/1/30	2,640	2,751
	School District of Philadelphia GO	4.000%	9/1/46	3,805	3,627
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,330
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	8,281
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,250	6,934
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,268
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,033
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	889
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	598
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,320
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,848
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	701
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,525	6,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	206
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,645
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	101
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,135
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	4,690	4,755
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	8,270	8,275
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	3,525
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	529
					1,084,103
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	1,575	1,595
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	845	888
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	605	633
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,800	2,923
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	1,060	1,105
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	3,120	3,253
	Rhode Island GO	4.125%	8/1/42	14,120	14,296
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	3,000	3,276
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,012
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,000	2,127
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,252
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	205
					41,565
South Carolina (0.8%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/25	5,655	5,684
[4]	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	1,400	1,429
[4]	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	1,200	1,274
[4]	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	850	937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	1,195	1,202
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	10,875	10,936
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	735	739
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,506
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	784
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/47	2,500	2,770
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	5,995	6,141
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,487
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	35
[11]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	8,340	8,848
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	3,994
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,527
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	2,145
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,786
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,612
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,121
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,245
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	14,914
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	8,055
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	1,900	1,715
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/42	5,255	5,030
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	198
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	76
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	380
[5]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	10
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	76
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	85	85
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	313

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	425
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,551
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	119
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	66
South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	42
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	116
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	320
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	701
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,751
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	270
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,721
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	383
South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	92
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,145
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,562
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	696
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,071
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	583
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	107
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	18,033
South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	22
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,688
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	27,500	27,539
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	213
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	25
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	5,007
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	5,805	5,833
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	10,046
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	753
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	15
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	200	201
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	350	357
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	15,665	17,358
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	1,985	2,273
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,812
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,000	9,910
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,262
	South Island Public Service District Water Revenue	4.500%	4/1/52	2,500	2,515
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,305
					237,540
South Dakota (0.0%)
	Lincoln SD College & University Revenue	4.000%	8/1/61	680	522
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,258
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	12,024
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,162
	Memphis TN GO	5.000%	4/1/26	7,675	7,902
	Memphis TN GO	4.000%	6/1/32	1,390	1,415
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	526
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	509
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	10,915	10,925
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,075	4,141
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	355	364
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,424
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,279
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10,750	11,354
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	1,350	1,399
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	1,360	1,500
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	1,965	2,109
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,610	3,719
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,112
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	960
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,718
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	823
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,000	4,212
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,460
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	688
	Oak Ridge TN GO	5.000%	6/1/25	600	620
	Rutherford TN GO	1.750%	4/1/35	5,465	4,292
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	4.450%	8/1/23	39,425	39,425
	Shelby County TN GO	5.000%	3/1/24	690	696
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,732
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,170	5,392
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	162
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	16,000	17,527
	Williamson County TX GO	1.500%	4/1/32	2,040	1,670
	Williamson County TX GO	1.500%	4/1/33	2,070	1,663
					172,566
Texas (9.9%)
	Alamo Community College District GO	5.000%	2/15/27	3,270	3,496
[5]	Alamo Community College District GO	4.500%	8/15/33	25	25
[15]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	337
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,310	1,353
[15]	Aldine Independent School District GO	5.000%	2/15/42	1,810	1,885
[15]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,383
[15]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,370
[15]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,591
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	4,530
	Austin Community College District GO	4.000%	8/1/45	10,840	10,743
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	361
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	988
	Austin Independent School District GO	5.000%	8/1/24	8,000	8,137
	Austin Independent School District GO	5.000%	8/1/25	19,000	19,697
	Austin Independent School District GO	4.000%	8/1/48	13,010	12,812
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,139
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,149
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,459

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	14,037
Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	4,162
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	538
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,050	3,060
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	5,000	5,233
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,050	4,332
Bexar County Hospital District GO	5.000%	2/15/47	5,000	5,192
Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,873
Bexar County TX GO	3.000%	6/15/41	1,500	1,244
Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,522
Bexar County TX GO, Prere.	5.000%	6/15/26	9,990	10,545
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	1,120	1,140
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	4,530	4,799
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	295	313
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	3,000	3,472
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	2,605	2,914
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	3,000	3,517
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	3,000	3,505
Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/35	4,800	5,027
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	6,125	7,138
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	5,000	5,543
Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/46	1,070	710
Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	11,610	10,342
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	6,900	8,041
Brazoria County TX GO	3.000%	3/1/39	1,000	842
Brazoria County TX GO	3.000%	3/1/40	1,000	832
Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	170
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	16,485	17,101
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,615	2,582
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,216
Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,502
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,047
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	11,698
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	835	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,314
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	569
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,100	1,138
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	15,545	15,524
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,435
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,492
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,660
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,721
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	304
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,182
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,443
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,055	3,099
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,635
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	14,075	14,239
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,645	11,835
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	6,778
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,625
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	18,195	18,360
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,343
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	25,085	25,251
[15]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,284
[15]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,433
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,412
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,386
[15]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,672
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,216
	Collin County Community College District GO	3.000%	8/15/39	1,000	850
	Collin County Community College District GO	3.000%	8/15/40	1,000	837
[15]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,588
[15]	Comal Independent School District GO	4.000%	2/1/43	2,225	2,200
[15]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,608
[15]	Conroe Independent School District GO	5.000%	2/15/34	3,855	4,012
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,120
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,629
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,735	5,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	499
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,145	1,200
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	16
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	2,500	2,564
[15]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/32	2,950	2,969
[15]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	3,000	3,015
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,607
[15]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	3,000	2,941
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	489
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	312
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,500	2,801
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,229
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,080	10,082
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,515	22,029
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,755	5,999
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,305	12,827
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,560	6,838
	Dallas College GO	5.000%	2/15/24	16,500	16,654
	Dallas College GO	5.000%	2/15/25	20,000	20,565
	Dallas College GO	4.000%	2/15/28	730	753
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	106
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,390	2,573
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	332
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	426
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,165	1,236
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	411
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	352
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	387
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,477
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,010	3,413
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	5,565	5,589
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,720	1,786
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,445	1,487
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,000	3,968
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	14,951
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,600	5,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,736
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	5,210	5,066
[15]	Dallas Independent School District GO	5.000%	8/15/23	125	125
[15]	Dallas Independent School District GO	5.000%	2/15/24	15,425	15,571
[15]	Dallas Independent School District GO	5.000%	8/15/24	535	545
[15]	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,100
[15]	Dallas Independent School District GO	2.000%	2/15/43	1,000	678
[15]	Dallas Independent School District GO	4.000%	2/15/53	6,500	6,228
[15]	Dallas Independent School District GO Prere.	5.000%	8/15/24	10,000	10,160
[15]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,295
[15]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,251
	Dallas TX GO	5.000%	2/15/24	4,815	4,859
	Dallas TX GO	5.000%	2/15/24	10,000	10,091
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/26	3,000	3,139
	Dallas TX GO	5.000%	2/15/27	1,870	1,886
	Dallas TX GO	5.000%	2/15/27	3,000	3,203
	Dallas TX GO	5.000%	2/15/28	6,335	6,391
	Dallas TX GO	5.000%	2/15/28	3,000	3,267
	Dallas TX GO	5.000%	2/15/29	3,000	3,333
	Dallas TX GO	5.000%	2/15/30	9,660	10,923
	Dallas TX GO	5.000%	2/15/31	10,815	12,411
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,268
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	2,815	2,870
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,594
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,980	3,084
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	7,435	7,842
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	907
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	232
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	6,095	6,151
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	13,196
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,029
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	1,305	1,281
[15]	Del Valle Independent School District TX GO	4.000%	6/15/47	7,540	7,574
[4,15]	Denton Independent School District GO	5.000%	8/15/35	1,000	1,172
[4,15]	Denton Independent School District GO	5.000%	8/15/36	1,000	1,158
[4,15]	Denton Independent School District GO	5.000%	8/15/37	615	707
[4,15]	Denton Independent School District GO	5.000%	8/15/38	830	947
[4,15]	Denton Independent School District GO	5.000%	8/15/39	1,370	1,553
[4,15]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,462
[4,15]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,442
[4,15]	Denton Independent School District GO	5.000%	8/15/42	1,650	1,836
[15]	Denton Independent School District GO	5.000%	8/15/43	3,250	3,410
[4,15]	Denton Independent School District GO	5.000%	8/15/48	8,000	8,760
[4,15]	Denton Independent School District GO	5.000%	8/15/53	10,745	11,707
[15]	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Denton Independent School District GO, Prere.	5.000%	8/15/25	6,800	7,039
	Denton TX GO	2.000%	2/15/39	1,400	1,032
[15]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,165
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	3,022
[15]	El Paso Independent School District GO	4.000%	8/15/45	5,000	4,869
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	684
	El Paso TX GO	5.000%	8/15/42	1,235	1,274
	El Paso TX GO	4.000%	8/15/44	1,485	1,452
	El Paso TX GO	4.000%	8/15/47	2,725	2,653
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	888
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,660	17,213
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,613
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/49	5,000	5,553
[15]	Forney Independent School District GO	2.000%	2/15/36	4,355	3,498
[15]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,317
[4,15]	Forney Independent School District GO	5.000%	8/15/48	4,000	4,326
[4,15]	Forney Independent School District GO	4.000%	8/15/53	7,500	7,134
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,437
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,184
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	373
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	3,615
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,122
[15]	Fort Bend Independent School District GO	5.000%	8/15/23	3,000	3,002
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,535	1,443
[3]	Fort Bend TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,798
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	748
[15]	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,025
[15]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	378
[15]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,412
[15]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,873
	Frisco TX GO	2.000%	2/15/38	1,315	988
[15]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,326
[4,15]	Garland Independent School District GO	5.000%	2/15/24	3,675	3,706
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,400	2,220
	Georgetown City TX GO	2.000%	8/15/34	1,130	919
[15]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	7,605	6,753
[15]	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,000
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,000	1,067
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	3,165	3,335
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	11,660	11,184
[1]	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	4,935	4,856
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	752
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	9,270	9,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	53
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	30,550	30,631
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	36,370	36,481
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	7,541
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/48	1,000	1,094
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/53	1,500	1,486
[15]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	478
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,017
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	759
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	400
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	372
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,571
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	4,962
	Harris County Flood Control District GO	4.250%	10/1/47	4,500	4,549
	Harris County Flood Control District GO	4.000%	9/15/48	5,000	4,901
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,118
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	3,000	3,357
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,000	3,413
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	3,000	3,266
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	9,278
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	507
	Harris County TX GO	5.000%	10/1/24	2,900	2,958
	Harris County TX GO	5.000%	10/1/26	1,295	1,333
	Harris County TX GO	5.000%	10/1/27	2,885	2,976
	Harris County TX GO	5.000%	10/1/28	1,920	1,981
	Harris County TX GO	5.000%	10/1/36	2,690	2,756
	Harris County TX Highway Revenue	5.000%	8/15/23	870	871
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	1,838
	Harris County TX Highway Revenue	5.000%	8/15/25	4,870	5,053
	Harris County TX Highway Revenue	5.000%	8/15/28	615	651
	Harris County TX Highway Revenue	5.000%	8/15/30	770	814
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,118
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	8,066
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	179
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	2,975
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	300	305
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	381
	Hidalgo County TX GO	4.000%	8/15/43	3,955	3,953
[15]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,679
[15]	Houston Independent School District GO	5.000%	2/15/24	255	257
[15]	Houston Independent School District GO	5.000%	2/15/25	12,295	12,629
[15]	Houston Independent School District GO	5.000%	2/15/25	2,130	2,188
[15]	Houston Independent School District GO	5.000%	2/15/26	6,955	7,297
[15]	Houston Independent School District GO	5.000%	2/15/26	3,000	3,148
[15]	Houston Independent School District GO	5.000%	2/15/27	150	157
[15]	Houston Independent School District GO	5.000%	2/15/28	4,735	4,957
[15]	Houston Independent School District GO	5.000%	2/15/29	5,200	5,449
[15]	Houston Independent School District GO	5.000%	2/15/30	835	875
[15]	Houston Independent School District GO	5.000%	2/15/31	3,730	3,905
[15]	Houston Independent School District GO	4.000%	2/15/33	500	513
[15]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	995
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	90
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	172
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,305
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,304
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	1,165	1,180
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,960
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	5,635	5,708
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,146
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	358
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,144
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	2,500	2,553
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	14,437
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,525	1,728
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	6,000	6,303
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	960	1,006
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	402
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	150
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	531
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,985
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	76
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,168
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	14,778
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,745
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	10,750	10,506
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	12,935	11,628
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,216
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,040
	Houston TX GO	5.000%	3/1/24	140	141
	Houston TX GO	5.000%	3/1/25	100	103
	Houston TX GO	5.000%	3/1/25	270	277
	Houston TX GO	5.000%	3/1/26	2,145	2,235
	Houston TX GO	5.000%	3/1/26	4,530	4,726
	Houston TX GO	5.000%	3/1/27	2,215	2,316
	Houston TX GO	5.000%	3/1/27	1,650	1,753
	Houston TX GO	5.000%	3/1/28	300	314
	Houston TX GO	5.000%	3/1/28	6,080	6,482
	Houston TX GO	5.000%	3/1/28	750	813
	Houston TX GO	5.000%	3/1/29	8,745	9,654
	Houston TX GO	5.000%	3/1/31	1,355	1,546
	Houston TX GO	4.000%	3/1/35	2,460	2,522
	Houston TX GO	4.000%	3/1/49	7,120	6,932
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	608
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	506
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,042
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	506
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	505
[15]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	727
[4,15]	Irving Independent School District GO	5.000%	2/15/39	700	785
[4,15]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,800
[4,15]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,671
[4,15]	Irving Independent School District GO	5.000%	2/15/42	1,360	1,509
[4,15]	Irving Independent School District GO	5.000%	2/15/43	1,180	1,307
	Irving TX GO	5.000%	9/15/29	1,525	1,677
[15]	Judson Independent School District GO	4.000%	2/1/41	5	5
[15]	Keller Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,012
[15]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,291
[15]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,058
[15]	Klein Independent School District GO	4.000%	8/1/29	1,625	1,649
[15]	Klein Independent School District GO	4.000%	8/1/40	23,645	23,232
[15]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,290
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	6,725	6,563
[4,15]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	7,500	7,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,095
[4,15]	Lamar Consolidated Independent School District GO	5.000%	2/15/53	5,855	6,299
[4,15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	6,215	6,676
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	10,000	11,230
[15]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,653
[15]	Leander Independent School District GO	5.000%	8/15/38	450	462
[15]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,843
[15]	Leander Independent School District GO	0.000%	8/16/42	1,655	717
[15]	Leander Independent School District GO	5.000%	8/15/49	5,440	5,565
[15]	Leander Independent School District GO, Prere.	5.000%	8/15/23	260	260
[15]	Leander Independent School District GO, Prere.	5.000%	8/15/23	180	180
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	25,000	9,288
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	200	90
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	2,844
[15]	Lewisville Independent School District GO	4.000%	8/15/26	550	557
[15]	Lewisville Independent School District GO	4.000%	8/15/27	3,765	3,819
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,662
[15]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	967
[15]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,058
	Little Elm Town TX GO	2.000%	8/1/37	1,295	959
	Lone Star College System GO	5.000%	2/15/24	450	454
[15]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,575
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	7,982
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,207
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,450	1,496
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,400	1,500
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,000	3,397
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,000	3,429
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,500	1,751
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	660	684
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/48	4,000	4,378
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,792
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,362
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,551
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	4,650	4,730
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	4,539
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,849
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	12,995	12,521
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,763
[15]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	3,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McLennan County TX GO	2.000%	6/1/39	880	646
	Medina Valley Independent School District GO	4.000%	2/15/53	5,000	4,766
[15]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,354
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	1,995
[15]	Montgomery Independent School District GO	4.000%	2/15/48	1,920	1,868
[15]	Montgomery Independent School District GO	4.000%	2/15/53	2,800	2,681
[15]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,633
[15]	New Caney Independent School District GO	2.000%	2/15/39	1,000	712
[15]	New Caney Independent School District GO	2.000%	2/15/40	1,430	991
[4,15]	New Caney Independent School District GO	5.000%	2/15/48	1,880	2,049
[4,15]	New Caney Independent School District GO	5.000%	2/15/53	2,500	2,709
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	3,000	2,638
[13,15]	North East Independent School District GO PUT	2.050%	8/1/23	3,390	3,390
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	131
[15]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	328
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,610
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	10,027
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	373
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,167
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,958
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	237
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,150	4,176
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,895	1,907
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,020
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,019
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	60	60
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,644
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,010	1,017
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,070
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,072
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	65	65
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	7,780	7,826
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,824
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,000	3,131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,044
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	20,205	20,332
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,930	4,187
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	2,825	2,957
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,873
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,717
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,685	1,765
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	378
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	280	286
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,160	1,215
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,685	5,724
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,093
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,046
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,523
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	300	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,140	1,160
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,289
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	253
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	116
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	2,963
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,396
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,395	10,277
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	606
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	505	505
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,500	2,773
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	502
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	9,120	9,070
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,513
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	9,909
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,290	2,402
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,173
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,816
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,250	2,435
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	26,390	27,444
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	10,254
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,391
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	995
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	828
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,731
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,830	2,077
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	12,680
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	11,875	12,354
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	2,023
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,500	3,197
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,040	6,922
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	982
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	1,946
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,120	4,734
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	115
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	14,713
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,005	4,115
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	131
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,534
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	1,950
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,611
[15]	Northside Independent School District GO PUT	2.750%	8/1/23	1,450	1,450
[15]	Northside Independent School District GO PUT	1.600%	8/1/24	1,665	1,621
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	3,932
[15]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Northside Independent School District PUT GO	3.000%	8/1/26	3,850	3,783
[15]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/25	1,455	1,470
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,030	1,047
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,155	5,474
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,630	7,144
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,977
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	475
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,345	7,469
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	1,500	1,757
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	750	890
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,553
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,278
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	1,006
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,660	4,126
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,500	2,795
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	1,963
	Permanent University Fund - University of Texas System College & University Revenue Prere.	4.000%	7/1/24	3,185	3,207
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	2,100	2,133
	Pflugerville Independent School District GO	5.000%	2/15/48	2,445	2,602
	Pflugerville TX GO	1.750%	8/1/34	1,190	947
	Pflugerville TX GO	4.000%	8/1/49	1,830	1,776
	Pflugerville TX GO	5.000%	8/1/53	3,000	3,239
	Plano Independent School District GO	5.000%	2/15/24	10,500	10,597
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,281
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,923
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,933
	Plano Independent School District GO	5.000%	2/15/41	3,000	3,346
	Plano Independent School District GO	5.000%	2/15/42	2,000	2,221
	Plano Independent School District GO	5.000%	2/15/43	4,000	4,434
	Plano TX GO	2.000%	9/1/38	1,975	1,473
[15]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,505
[15]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,705
	Prosper TX GO	2.000%	2/15/35	2,035	1,685
[15]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,434
[15]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,655
[15]	Rockwall Independent School District GO	5.250%	2/15/48	3,000	3,348
[15]	Rockwall Independent School District GO	4.000%	2/15/53	24,500	23,433
[15]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,120	1,149
[15]	Round Rock Independent School District GO	5.000%	8/1/31	425	475
[4,15]	Royse City Independent School District GO	5.000%	2/15/53	2,995	3,227
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	4.625%	2/15/47	11,500	11,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,679
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	2,878
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,275
[15]	San Antonio Independent School District GO	5.000%	8/15/52	17,140	18,786
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	7,500	8,603
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	5,000	5,683
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	4,665	4,472
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,058
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	500	513
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	17,695	18,209
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,820	10,267
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	5,945	6,272
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	14,080
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,858
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	10,000	10,118
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	487
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,095	3,247
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	273
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,149
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	538
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,027
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,290
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,973
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,000	3,415
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/42	3,000	3,397
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	191
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,611
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	10,500	11,287
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/46	3,000	3,359
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	5,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/50	2,500	2,841
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,233
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,838
[15]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	727
[15]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,005
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	706
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	621
	San Antonio Water System Water Revenue	5.000%	5/15/34	6,000	6,355
	San Antonio Water System Water Revenue	5.000%	5/15/48	2,995	3,152
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,210	9,110
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,106
[15]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,425
[15]	Sanger Independent School District GO	4.000%	8/15/52	2,030	1,943
[3]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,861
[4,15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,430
[15]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,431
[4,15]	Southwest Independent School District GO	4.000%	2/1/53	5,000	4,799
	Spring Branch Independent School District GO	5.000%	2/1/25	4,000	4,109
	Spring Independent School District GO	4.000%	8/15/52	6,655	6,424
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	14,785
	Tarrant County College District GO	5.000%	8/15/40	7,250	8,113
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	145
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	385	385
	Tarrant County TX GO	4.000%	7/15/47	2,775	2,682
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	50
	Temple College GO	3.000%	7/1/46	1,575	1,226
	Temple TX GO	2.125%	8/1/39	1,720	1,239
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,000	3,098
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,675	3,875
	Texas A&M University College & University Revenue	5.250%	5/15/47	2,735	3,030
[15]	Texas City Independent School District GO	4.000%	8/15/53	1,500	1,442
	Texas GO	5.000%	10/1/23	225	226
	Texas GO	5.000%	10/1/23	4,150	4,161
	Texas GO	5.000%	4/1/24	1,055	1,067
	Texas GO	5.000%	10/1/24	1,020	1,032
	Texas GO	5.000%	10/1/24	18,145	18,529
	Texas GO	5.000%	10/1/24	285	291
	Texas GO	5.000%	4/1/25	1,720	1,742
	Texas GO	5.000%	10/1/25	985	1,003
	Texas GO	5.000%	10/1/25	800	832
	Texas GO	5.000%	4/1/26	2,435	2,461
	Texas GO	5.000%	10/1/26	460	469
	Texas GO	5.000%	10/1/26	1,020	1,059
	Texas GO	5.000%	10/1/27	360	367
	Texas GO	5.000%	10/1/27	2,770	2,878
	Texas GO	5.000%	10/1/27	1,355	1,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	3.200%	10/1/28	7,450	7,390
	Texas GO	5.000%	10/1/28	3,205	3,332
	Texas GO	5.000%	10/1/28	1,350	1,378
	Texas GO	5.000%	10/1/29	5,365	5,822
	Texas GO	5.000%	10/1/29	1,015	1,055
	Texas GO	4.000%	10/1/31	425	426
	Texas GO	4.000%	10/1/31	5,000	5,029
	Texas GO	5.000%	10/1/31	510	553
	Texas GO	5.000%	10/1/31	10,390	10,774
	Texas GO	2.250%	8/1/32	1,000	877
	Texas GO	5.000%	10/1/32	6,090	6,588
	Texas GO	5.000%	10/1/32	20,000	20,714
	Texas GO	2.250%	8/1/33	1,000	867
	Texas GO	5.000%	10/1/33	5,965	6,450
	Texas GO	5.000%	10/1/34	1,520	1,640
	Texas GO	2.000%	8/1/35	2,000	1,613
	Texas GO	5.000%	10/1/35	9,270	9,574
	Texas GO	5.000%	10/1/35	10,000	10,740
	Texas GO	2.000%	8/1/36	3,000	2,338
	Texas GO	5.000%	10/1/36	8,095	8,355
	Texas GO	5.000%	8/1/39	4,000	4,119
	Texas GO	5.000%	5/15/40	1,595	1,636
	Texas GO	5.000%	8/1/40	3,000	3,087
	Texas GO	5.000%	8/1/41	3,000	3,084
	Texas GO	5.000%	4/1/46	235	242
	Texas GO, Prere.	4.000%	4/1/24	1,000	1,004
	Texas GO, Prere.	5.000%	4/1/24	640	647
	Texas GO, Prere.	5.000%	4/1/24	455	460
	Texas GO, Prere.	5.000%	4/1/24	2,550	2,578
	Texas GO, Prere.	5.000%	4/1/24	1,460	1,476
	Texas GO, Prere.	5.000%	4/1/24	4,565	4,615
	Texas GO, Prere.	5.000%	4/1/24	1,300	1,314
	Texas GO, Prere.	5.000%	4/1/24	665	672
	Texas GO, Prere.	5.000%	4/1/24	555	561
	Texas GO, Prere.	5.000%	4/1/24	750	758
	Texas GO, Prere.	5.000%	4/1/24	19,500	19,714
	Texas GO, Prere.	5.000%	4/1/24	3,125	3,159
	Texas GO, Prere.	5.000%	10/1/24	3,730	3,800
	Texas GO, Prere.	5.000%	10/1/24	45,635	46,491
	Texas GO, Prere.	5.000%	10/1/24	5,700	5,807
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,015	924
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,159
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	2,005
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,749
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,498
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,493
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	1,991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	266
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	1,530	1,640
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	969
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	943
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	984
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	935
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	1,600	1,161
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,500	3,939
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,834
	Texas State University System College & University Revenue	5.000%	3/15/28	4,455	4,762
	Texas State University System College & University Revenue	5.000%	3/15/29	250	267
	Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,562
	Texas Transportation Commission Highway Revenue	0.000%	8/1/50	2,085	536
	Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,261
	Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,142
	Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	108
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,015
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	319
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	605
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	286
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,005
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	270
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	346
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,469
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	18,165	18,879
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,622
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,140	2,270
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,945	8,429
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,053
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,809
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	5,380	5,437

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	278
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	273
Texas Water Development Board Water Revenue	5.000%	4/15/26	1,150	1,210
Texas Water Development Board Water Revenue	5.000%	10/15/29	13,875	14,441
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,076
Texas Water Development Board Water Revenue	5.000%	4/15/31	3,240	3,564
Texas Water Development Board Water Revenue	5.000%	10/15/31	5,765	5,989
Texas Water Development Board Water Revenue	5.000%	10/15/31	1,460	1,580
Texas Water Development Board Water Revenue	4.000%	10/15/32	1,715	1,732
Texas Water Development Board Water Revenue	5.000%	10/15/32	8,390	9,223
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,113
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,010	1,038
Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	5,016
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,050
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,554
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,362
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,148
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,458
Texas Water Development Board Water Revenue	4.000%	10/15/37	5,220	5,312
Texas Water Development Board Water Revenue	4.000%	4/15/38	2,135	2,155
Texas Water Development Board Water Revenue	5.000%	10/15/38	3,760	4,036
Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,404
Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,897
Texas Water Development Board Water Revenue	5.000%	10/15/40	14,885	15,224
Texas Water Development Board Water Revenue	4.000%	10/15/41	1,780	1,781
Texas Water Development Board Water Revenue	4.700%	10/15/41	4,595	4,930
Texas Water Development Board Water Revenue	4.000%	10/15/43	11,860	11,898
Texas Water Development Board Water Revenue	4.000%	10/15/44	14,895	14,687
Texas Water Development Board Water Revenue	4.000%	10/15/45	20,025	19,654
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,785	12,009

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Water Development Board Water Revenue	5.000%	10/15/47	2,250	2,353
Texas Water Development Board Water Revenue	5.000%	10/15/47	18,830	20,548
Texas Water Development Board Water Revenue	5.000%	4/15/49	5,000	5,267
Texas Water Development Board Water Revenue	4.000%	10/15/49	24,125	23,360
Texas Water Development Board Water Revenue	4.000%	4/15/51	10,145	9,776
Texas Water Development Board Water Revenue	4.000%	10/15/51	19,585	18,893
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	2,565	2,759
University of Houston College & University Revenue	5.000%	2/15/26	100	105
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,453
University of Houston College & University Revenue	5.000%	2/15/36	4,740	4,903
University of Houston College & University Revenue	4.000%	2/15/47	150	144
University of North Texas System College & University Revenue	5.000%	4/15/38	5,000	5,261
University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,278
University of Texas System College & University Revenue	5.000%	8/15/23	450	450
University of Texas System College & University Revenue	5.000%	8/15/23	130	130
University of Texas System College & University Revenue	5.375%	8/15/23	7,125	7,130
University of Texas System College & University Revenue	5.000%	8/15/24	3,490	3,552
University of Texas System College & University Revenue	5.000%	8/15/24	1,000	1,018
University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,271
University of Texas System College & University Revenue	5.000%	8/15/25	695	721
University of Texas System College & University Revenue	5.000%	8/15/26	3,340	3,538
University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,443
University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,584
University of Texas System College & University Revenue	5.000%	8/15/27	995	1,076
University of Texas System College & University Revenue	5.000%	8/15/29	6,810	7,649
University of Texas System College & University Revenue	5.000%	8/15/30	2,105	2,398
University of Texas System College & University Revenue	5.000%	8/15/31	16,380	18,956
University of Texas System College & University Revenue	5.000%	8/15/34	15,000	16,721
University of Texas System College & University Revenue	5.000%	8/15/44	700	708
University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/49	5,000	5,825
[3]	Van Alstyne TX GO	2.000%	2/15/36	720	544
[15]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,585
[15]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,698
[15]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	1,998
[4,15]	Waxahachie Independent School District GO	5.000%	2/15/48	3,000	3,286
[4,15]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	2,220
	Webster TX GO	2.000%	3/1/38	975	698
	Webster TX GO	2.000%	3/1/39	995	697
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,045	8,372
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	992
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,350	1,305
	Williamson County TX GO	4.000%	2/15/28	18,440	19,394
	Williamson TX GO	2.375%	2/15/37	3,790	3,150
[15]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,145
[15]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	13,108
[15]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	8,160
					3,034,359
Utah (0.8%)
	Canyons School District GO (Utah School Board Guaranty Program)	2.650%	6/15/31	2,565	2,408
	Canyons School District GO (Utah School Board Guaranty Program)	2.750%	6/15/32	2,650	2,496
	Canyons School District GO (Utah School Board Guaranty Program)	2.900%	6/15/33	2,725	2,597
	Canyons School District GO (Utah School Board Guaranty Program)	2.950%	6/15/34	2,800	2,663
	Canyons School District GO (Utah School Board Guaranty Program)	3.000%	6/15/35	2,890	2,719
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	20,000	19,746
	Davis School District GO (Utah School Board Guaranty Program)	2.600%	6/1/31	3,900	3,644
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,875	3,220
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	500	568
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	5,750	6,635
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,220	1,383
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	1,345	1,516
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	1,940	2,177
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,195	2,452
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	2,170	2,416
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	2,090	2,317
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,000	3,377
	Jordan School District GO	4.000%	6/15/29	2,450	2,488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	155
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	907
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,287
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,006
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,904
	Salt Lake County UT GO	2.700%	12/15/31	1,635	1,537
	Salt Lake County UT GO	2.800%	12/15/32	1,185	1,119
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,496
	University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,167
	University of Utah College & University Revenue	4.000%	8/1/33	425	439
	University of Utah College & University Revenue	5.250%	8/1/48	1,505	1,695
	University of Utah College & University Revenue	5.250%	8/1/53	1,950	2,182
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	95
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	40
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	565
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,820	7,560
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	16,345	15,883
	Utah GO	5.000%	7/1/24	6,050	6,146
	Utah GO	5.000%	7/1/25	2,340	2,423
	Utah GO	5.000%	7/1/26	6,970	7,382
	Utah GO	5.000%	7/1/26	6,610	7,000
	Utah GO	5.000%	7/1/28	3,530	3,910
	Utah GO	5.000%	7/1/29	100	112
	Utah GO	5.000%	7/1/30	825	923
	Utah GO	3.000%	7/1/33	8,650	8,486
	Utah GO	3.000%	7/1/34	3,450	3,367
	Utah GO, Prere.	3.500%	1/1/25	21,970	22,058
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,354
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	724
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	5,380	5,516
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	419
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	120	124
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	6,145	6,236
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	300	309
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,647
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,133
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,242
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	3,773
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,350	8,632
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	729
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	191
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	186
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,695	2,786
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,850	7,081
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	52
	Weber School District GO	2.125%	6/15/32	1,670	1,466
					232,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.1%)
	University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	170
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	25,140	24,789
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.125%	10/1/45	10,460	10,367
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	192
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	186
					35,704
Virginia (1.5%)
	Arlington County VA GO, Prere.	2.500%	8/15/29	2,040	1,949
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,250	1,284
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	7,682
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	5,835
	Commonwealth of Virginia GO	5.000%	6/1/27	180	186
	Fairfax County VA GO	5.000%	10/1/23	1,080	1,083
	Fairfax County VA GO	4.000%	10/1/27	2,520	2,593
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	508
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,446
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	133
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	9,738
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	9,500	9,141
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	899
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	19,525	20,722
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	812
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,000	3,352
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	3.000%	12/1/36	3,500	3,165
	Loudoun County VA GO	2.000%	12/1/34	1,000	844
	Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/47	1,500	1,647
	Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	2,500	2,733
	Richmond VA GO	3.375%	3/1/41	1,450	1,346
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	146
	Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	146
	Richmond VA Public Utility Water Revenue	5.000%	1/15/33	3,720	3,879
	Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,302
	University of Virginia College & University Revenue	5.000%	4/1/42	7,860	8,298
	University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,407
	University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	6,197
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	5,000	4,916
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	10,000	9,833
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,875
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,562
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	305	313
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	152
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	400	427
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,323
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,270
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	5,750	6,267
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	210	233
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/30	1,990	2,175
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,692
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,330	8,678
Virginia College Building Authority Appropriations Revenue	4.000%	8/1/34	5,790	6,174
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,522
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,646
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	2,611
Virginia College Building Authority Appropriations Revenue	5.250%	2/1/41	11,265	12,728
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24	1,400	1,412
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	295	303
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	3,000	3,079
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	3,000	3,143
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	3,000	3,205
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,270
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,000	3,334

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	200	213
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,000	3,394
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,000	3,394
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	3,000	3,449
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	3,000	3,501
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,000	3,550
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,000	3,545
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,000	3,545
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,500	1,761
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	3,000	3,523
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,535	1,784
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,230	1,415
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	1,000	1,138
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/39	3,525	3,993
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	1,220	1,376
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	1,765	1,983
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,000	5,707
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	1,955	1,936
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	4,780	5,077
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	284
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,037

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,534
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	410
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,293
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	4,011
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,516
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/24	13,335	13,445
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	13,555	13,914
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	7,609
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	4,400	4,507
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	1,749
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	208
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,508
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,733
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,573
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	436
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/29	4,200	4,076
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	7,975	8,681
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	704
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,597
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	277
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	254
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,485	3,458
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Project)	3.000%	5/15/36	9,395	8,727
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,498
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	16,995	18,259
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/36	3,100	3,252
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,524
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,625
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	411
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	5,180	5,282
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,710	3,819
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	5,000	5,702
	Virginia Public Building Authority Appropriation Revenue	4.000%	8/1/26	4,750	4,783
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	1,000	1,000
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,328
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	187
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	3,939
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,290	5,484
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,297
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,345	3,543
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,230	2,415
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,400	1,452
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	5,950	6,015
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,830	1,900
	Virginia Public School Authority Lease Revenue	5.000%	8/1/26	5,980	6,206
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	4,270	4,431
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,703
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,581
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	322
[1]	Williamsburg Economic Development Authority College & University Revenue (William & Mary Project)	4.000%	7/1/48	1,000	970
[1]	Williamsburg Economic Development Authority College & University Revenue (William & Mary Project)	5.250%	7/1/53	1,500	1,657
[1]	Williamsburg Economic Development Authority Revenue (William & Mary Project)	4.125%	7/1/58	1,000	960
[1]	Williamsburg Economic Development Authority Revenue (William & Mary Project)	4.375%	7/1/63	3,000	2,969
					471,517
Washington (3.2%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,352
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	3,055	3,520
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,277
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,500	4,693

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	6,653
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,366
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	975	1,017
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,627
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	167
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	19,510	20,346
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,680	4,881
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,268
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,075	1,242
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	2,015	2,366
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,600	3,329
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	4,867
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	16,019
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,619
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,027
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,737
Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	885
Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,695	2,848
Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,060
Energy Northwest Nuclear Revenue	5.000%	7/1/27	19,690	20,808
Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	718
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,126
Energy Northwest Nuclear Revenue	4.000%	7/1/30	5,000	5,388
Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,582
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,137
Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,010	1,110
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	291
Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	137
Energy Northwest Nuclear Revenue	5.000%	7/1/34	1,240	1,355
Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,295	3,882
Energy Northwest Nuclear Revenue	5.000%	7/1/36	12,215	13,482
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,880	2,188
Energy Northwest Nuclear Revenue	5.000%	7/1/37	2,110	2,430
Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,160	3,601
Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,155	3,475
Energy Northwest Nuclear Revenue	5.000%	7/1/39	5,000	5,670
Energy Northwest Nuclear Revenue	4.000%	7/1/42	2,300	2,313
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/34	4,000	4,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	868
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,600
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,200	2,233
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	4,000	4,226
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,527
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,300	1,403
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,390
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,050	5,569
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	12,875	14,271
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,080	3,188
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	6,015	6,212
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	3,860	4,257
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,055	13,514
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	213
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,450	3,715
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,350	1,423
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,085
	King County School District No. 403 Renton GO	4.000%	12/1/39	1,480	1,505
	King County School District No. 403 Renton GO	4.000%	12/1/40	1,750	1,771
	King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,962
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,435	7,603
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	206
	King County WA GO	4.000%	7/1/30	5,740	5,959
	King County WA GO	5.000%	1/1/32	2,910	3,385
	King County WA Sewer Revenue	4.000%	7/1/33	415	424
[1]	King County WA Sewer Revenue	5.000%	1/1/47	15,000	15,124
[15]	King County WA Sewer Revenue PUT	0.625%	1/1/24	10,000	9,848
	King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	19,356
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	7,811
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	9,050	9,282
	King WA Sewer Revenue	4.000%	7/1/31	1,395	1,428
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,596
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,231
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,855	2,979
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	701
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	8,016
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	775
Seattle WA GO	4.000%	10/1/27	1,230	1,231
Seattle WA GO	4.000%	12/1/27	1,430	1,431
Seattle WA GO	4.000%	12/1/39	5,510	5,548
Seattle WA GO	4.000%	12/1/40	5,725	5,742
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,083
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,315
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	2,149
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,160	2,102
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,000	3,305
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	3,000	3,284
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	2,675	2,754
Snohomish County WA GO	2.000%	12/1/31	5,565	4,875
Spokane WA GO	4.000%	12/1/31	1,475	1,544
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,377
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	21,415	20,907
University of Washington College & University Revenue	4.000%	12/1/41	5,015	4,988
University of Washington College & University Revenue	3.125%	7/1/42	2,375	2,024
University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,046
Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/23	420	420
Washington GO	5.000%	8/1/23	855	855
Washington GO	5.000%	7/1/24	4,105	4,169
Washington GO	5.000%	7/1/24	635	645
Washington GO	5.000%	7/1/24	145	147
Washington GO	5.000%	7/1/24	10,665	10,830
Washington GO	5.000%	8/1/24	945	961
Washington GO	5.000%	8/1/24	1,000	1,017
Washington GO	5.000%	7/1/25	445	445
Washington GO	5.000%	7/1/25	295	303
Washington GO	5.000%	7/1/25	355	368
Washington GO	5.000%	7/1/25	2,450	2,538
Washington GO	5.000%	7/1/25	2,380	2,465
Washington GO	5.000%	7/1/25	2,200	2,238
Washington GO	5.000%	7/1/25	10,435	10,810
Washington GO	5.000%	8/1/25	2,845	2,952
Washington GO	5.000%	8/1/25	3,200	3,321
Washington GO	4.000%	7/1/26	2,735	2,753
Washington GO	4.000%	7/1/26	20,620	21,207
Washington GO	5.000%	7/1/26	330	345
Washington GO	5.000%	7/1/26	7,655	8,090
Washington GO	5.000%	8/1/26	14,650	15,511
Washington GO	4.000%	7/1/27	1,325	1,382
Washington GO	5.000%	7/1/27	330	338
Washington GO	5.000%	7/1/27	3,530	3,616
Washington GO	5.000%	7/1/27	2,005	2,055
Washington GO	5.000%	8/1/27	5,425	5,867

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/27	5,000	5,408
Washington GO	5.000%	2/1/28	2,000	2,182
Washington GO	4.000%	7/1/28	2,005	2,120
Washington GO	5.000%	7/1/28	350	358
Washington GO	5.000%	7/1/28	230	236
Washington GO	5.000%	7/1/28	865	904
Washington GO	5.000%	7/1/28	6,850	7,016
Washington GO	5.000%	8/1/28	235	254
Washington GO	5.000%	8/1/28	1,000	1,081
Washington GO	5.000%	8/1/28	4,290	4,526
Washington GO	5.000%	8/1/28	5,000	5,512
Washington GO	4.000%	7/1/29	15,000	16,029
Washington GO	5.000%	7/1/29	390	399
Washington GO	5.000%	7/1/29	65	68
Washington GO	5.000%	7/1/29	1,275	1,306
Washington GO	5.000%	8/1/29	10,500	11,080
Washington GO	4.000%	7/1/30	2,250	2,410
Washington GO	5.000%	7/1/30	13,820	14,154
Washington GO	5.000%	7/1/30	205	214
Washington GO	5.000%	7/1/30	2,665	2,729
Washington GO	5.000%	8/1/30	75	75
Washington GO	5.000%	8/1/30	2,310	2,438
Washington GO	5.000%	8/1/30	2,500	2,696
Washington GO	5.000%	8/1/30	10,000	11,474
Washington GO	4.000%	7/1/31	13,685	13,797
Washington GO	5.000%	7/1/31	3,280	3,359
Washington GO	5.000%	7/1/31	2,000	2,048
Washington GO	5.000%	8/1/31	975	975
Washington GO	5.000%	8/1/31	1,450	1,561
Washington GO	5.000%	8/1/31	2,810	2,961
Washington GO	5.000%	8/1/31	5,580	6,511
Washington GO	5.000%	7/1/32	5,955	6,098
Washington GO	5.000%	7/1/32	5,835	6,090
Washington GO	5.000%	7/1/32	1,700	1,741
Washington GO	5.000%	8/1/32	10,000	10,000
Washington GO	5.000%	8/1/32	3,810	3,939
Washington GO	5.000%	8/1/32	5,000	5,370
Washington GO	5.000%	7/1/33	400	409
Washington GO	5.000%	7/1/33	1,870	1,951
Washington GO	5.000%	8/1/33	620	620
Washington GO	5.000%	8/1/33	745	770
Washington GO	5.000%	8/1/33	875	939
Washington GO	5.000%	8/1/34	235	235
Washington GO	5.000%	8/1/34	15	16
Washington GO	5.000%	8/1/34	215	222
Washington GO	5.000%	8/1/34	1,420	1,646
Washington GO	5.000%	2/1/35	3,140	3,538
Washington GO	5.000%	8/1/35	500	534
Washington GO	5.000%	8/1/36	1,410	1,452
Washington GO	5.000%	8/1/37	2,300	2,483
Washington GO	5.000%	8/1/37	8,575	8,816
Washington GO	5.000%	8/1/37	560	585
Washington GO	5.000%	8/1/37	5,000	5,479
Washington GO	5.000%	8/1/37	12,240	12,240
Washington GO	5.000%	2/1/38	1,050	1,057
Washington GO	5.000%	6/1/38	2,020	2,230
Washington GO	5.000%	8/1/38	17,105	17,105
Washington GO	5.000%	8/1/38	1,500	1,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Washington GO	5.000%	8/1/38	5,000	5,724
	Washington GO	5.000%	2/1/39	5,350	5,602
	Washington GO	5.000%	2/1/39	2,085	2,338
	Washington GO	5.000%	6/1/39	1,100	1,210
	Washington GO	5.000%	8/1/39	3,175	3,256
	Washington GO	5.000%	8/1/39	560	584
	Washington GO	5.000%	8/1/39	1,225	1,350
[4]	Washington GO	5.000%	8/1/39	7,500	8,545
	Washington GO	5.000%	2/1/40	1,895	2,117
	Washington GO	5.000%	6/1/40	8,275	9,073
	Washington GO	5.000%	8/1/40	675	691
	Washington GO	5.000%	8/1/40	3,105	3,181
	Washington GO	5.000%	8/1/40	1,265	1,390
	Washington GO	5.000%	8/1/40	2,000	2,222
	Washington GO	5.000%	8/1/40	3,590	4,031
[4]	Washington GO	5.000%	8/1/40	7,500	8,505
	Washington GO	5.000%	2/1/41	6,760	7,525
	Washington GO	5.000%	6/1/41	2,685	2,936
	Washington GO	5.000%	8/1/41	2,490	2,757
	Washington GO	5.000%	8/1/41	3,610	3,856
	Washington GO	5.000%	2/1/42	500	530
	Washington GO	5.000%	2/1/42	7,000	7,593
	Washington GO	5.000%	2/1/42	1,500	1,565
	Washington GO	5.000%	8/1/42	12,070	13,162
	Washington GO	4.000%	2/1/43	17,400	17,402
	Washington GO	5.000%	8/1/43	1,025	1,091
	Washington GO	5.000%	8/1/43	6,245	6,879
	Washington GO	5.000%	2/1/44	3,560	3,849
	Washington GO	5.000%	8/1/44	3,200	3,550
	Washington GO	5.000%	6/1/45	1,120	1,201
[4]	Washington GO	5.000%	8/1/46	5,000	5,508
	Washington GO	5.000%	2/1/47	11,000	11,989
	Washington GO	5.000%	2/1/48	13,000	14,204
[4]	Washington GO	5.000%	8/1/48	10,000	10,965
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	7,390	7,398
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,767
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,778
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	780
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	2,753
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,474
	Washington State University College & University Revenue	5.000%	4/1/40	165	168
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	382
					963,933
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,205	1,207
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,675	2,824
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	5,265	5,107
					9,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin (0.9%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,698
	Green Bay Area Public School District GO	5.000%	4/1/24	12,320	12,458
	Howard-Suamico School District GO	1.750%	3/1/32	4,530	3,793
	Madison Metropolitan School District GO	1.500%	3/1/32	5,255	4,289
	Madison Metropolitan School District GO	1.500%	3/1/33	5,335	4,270
	Madison Metropolitan School District GO	1.625%	3/1/34	5,415	4,304
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	880	914
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/33	6,000	6,234
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	935
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	15,410	15,702
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	15,000	15,218
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,560
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,375
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,141
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,489
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,668
	Stoughton WI GO	2.375%	4/1/27	1,205	1,154
	West De Pere School District GO	3.000%	4/1/32	2,885	2,715
	Wisconsin Appropriations Revenue Prere.	5.000%	5/1/27	14,560	15,642
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	255	271
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	3,850	1,364
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	834
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	650
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,444
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	47
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	4,320	4,616
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	575	613
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	3,000	3,437
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,000	3,495
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,000	3,547
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,245
	Wisconsin GO	5.000%	11/1/23	1,515	1,521
	Wisconsin GO	5.000%	5/1/24	1,000	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/24	1,375	1,393
	Wisconsin GO	5.000%	11/1/24	535	547
	Wisconsin GO	5.000%	5/1/25	8,610	8,807
	Wisconsin GO	5.000%	11/1/25	140	144
	Wisconsin GO	5.000%	5/1/26	90	92
	Wisconsin GO	5.000%	11/1/26	70	75
	Wisconsin GO	5.000%	11/1/26	840	896
	Wisconsin GO	5.000%	5/1/27	8,500	9,170
	Wisconsin GO	5.000%	11/1/27	5,880	6,335
	Wisconsin GO	5.000%	5/1/28	5,450	5,582
	Wisconsin GO	5.000%	11/1/28	5,075	5,343
	Wisconsin GO	5.000%	11/1/28	220	238
	Wisconsin GO	5.000%	11/1/28	2,135	2,307
	Wisconsin GO	5.000%	11/1/29	1,490	1,569
	Wisconsin GO	5.000%	11/1/29	3,930	4,254
	Wisconsin GO	5.000%	5/1/30	6,000	6,865
	Wisconsin GO	5.000%	5/1/31	5,000	5,821
	Wisconsin GO	5.000%	11/1/31	11,150	12,035
	Wisconsin GO	5.000%	5/1/32	4,420	4,964
	Wisconsin GO	5.000%	11/1/32	3,825	4,127
	Wisconsin GO	5.000%	5/1/34	3,480	3,580
	Wisconsin GO	5.000%	5/1/35	3,000	3,540
	Wisconsin GO	5.000%	5/1/36	3,000	3,505
	Wisconsin GO	5.000%	5/1/37	2,300	2,670
	Wisconsin GO	5.000%	5/1/38	17,880	18,240
	Wisconsin GO	5.000%	5/1/38	2,000	2,302
	Wisconsin GO	4.000%	5/1/39	2,350	2,367
	Wisconsin GO, Prere.	5.000%	5/1/24	23,880	24,177
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	450	419
					267,020
Wyoming (0.1%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	15,765	14,909
Total Tax-Exempt Municipal Bonds (Cost $31,242,397)					30,692,622

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[16]	Vanguard Municipal Cash Management Fund (Cost $77,955)	4.050%	779,509	77,958
Total Investments (100.4%) (Cost $31,320,352)				30,770,580
Other Assets and Liabilities—Net (-0.4%)				(127,304)
Net Assets (100%)				30,643,276
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $64,626,000, representing 0.2% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by bank letter of credit.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,692,622	—	30,692,622
Temporary Cash Investments	77,958	—	—	77,958
Total	77,958	30,692,622	—	30,770,580